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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/2008

Date of reporting period:	1/31/2008

Item 1.    Schedule of Investments

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.3%
EDUCATION – 2.8%
Education – 2.4%
CA Educational Facilities Authority
	California College of Arts,
	Series 2005:
	5.000% 06/01/26	1,000,000	941,540
	5.000% 06/01/35	1,500,000	1,349,580
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/15	1,265,000	952,380
	Pooled College & University Projects,
	Series 2000 B,
	6.625% 06/01/20	1,000,000	1,098,570
	University of Southern California,
	Series 2007 A,
	4.500% 10/01/33	2,500,000	2,462,425
	Woodbury University,
	Series 2006,
	5.000% 01/01/25	1,830,000	1,743,551
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	2,000,000	1,994,120
Education Total			10,542,166
Prep School – 0.4%
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,730,000	1,763,839
Prep School Total			1,763,839
EDUCATION TOTAL			12,306,005
HEALTH CARE – 7.7%
Continuing Care Retirement – 0.9%
CA ABAG Finance Authority for Nonprofit Corps.
	Channing House,
	Series 1999,
	5.375% 02/15/19	1,700,000	1,731,144
CA Riverside County Public Financing Authority
	Air Force Village West, Inc.,
	Series 1999,
	5.750% 05/15/19	2,000,000	2,041,620
Continuing Care Retirement Total			3,772,764
Hospitals – 6.8%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/21	1,000,000	1,032,800

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26	1,000,000	1,065,490
	Cedars-Sinai Medical Center,
	Series 2005:
	5.000% 11/15/27	1,500,000	1,514,340
	5.000% 11/15/34	2,500,000	2,470,700
	Kaiser Permanante,
	Series 2006,
	5.250% 04/01/39	2,000,000	2,015,700
	Stanford Hospital & Clinics,
	Series 2003 A,
	5.000% 11/15/12	500,000	535,810
	Sutter Health,
	Series 2042 A,
	5.000% 11/15/42	2,000,000	1,967,440
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp.,
	Series 2001 A,
	5.550% 08/01/31	2,500,000	2,566,625
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/22	2,405,000	2,407,934
CA Municipal Finance Authority
	Community Hospital Center,
	Series 2007,
	5.250% 02/01/37	2,500,000	2,317,975
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2007 A,
	5.000% 07/01/47	2,500,000	2,418,875
CA Sierra View Local Health Care District
	Series 2007,
	5.250% 07/01/37	1,500,000	1,480,005
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2007 A,
	4.750% 04/01/33	2,000,000	1,898,540
CA Turlock Health Facility
	Emanuel Medical Center, Inc.:
	Series 2004:
	5.000% 10/15/13	940,000	961,930
	5.375% 10/15/34	800,000	731,792

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2007 A,
	5.000% 10/15/22	2,780,000	2,635,468
	Series 2007 B,
	5.125% 10/15/37	2,500,000	2,182,600
Hospitals Total			30,204,024
HEALTH CARE TOTAL			33,976,788
HOUSING – 0.6%
Multi-Family – 0.4%
CA Statewide Communities Development Authority
	Oracle Communities Corp.,
	Series 2002 E-1,
	5.375% 07/01/32	2,000,000	1,902,140
Multi-Family Total			1,902,140
Single-Family – 0.2%
CA Housing Finance Agency
	Series 1997 B-3 Class I, AMT,
	Insured: FHA
	5.400% 08/01/28	530,000	540,881
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Guarantor: GNMA
	7.000% 09/01/29	55,000	55,898
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29	75,000	77,184
	Series 2000 B, AMT,
	Guarantor: FNMA
	7.300% 06/01/31	45,000	46,667
	Series 2000 D, AMT,
	Guarantor: GNMA
	7.100% 06/01/31	45,000	46,656
Single-Family Total			767,286
HOUSING TOTAL			2,669,426
INDUSTRIAL – 0.7%
Oil & Gas – 0.7%
CA Southern California Public Power Authority
	Series 2007,
	5.000% 11/01/33	3,385,000	3,261,346
Oil & Gas Total			3,261,346
INDUSTRIAL TOTAL			3,261,346
OTHER – 18.3%
Pool/Bond Bank – 0.1%
CA Educational Facilities Authority
	Series 1999 B,
	5.250% 04/01/24	725,000	725,362
Pool/Bond Bank Total			725,362

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – 16.7%
CA Anaheim Union High School District
	Series 2002 A,
	Pre-refunded 08/01/12,
	Insured: FSA
	5.000% 08/01/25	2,000,000	2,206,000
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 03/01/18	20,065,000	13,686,938
CA Daly City Housing Development Finance Agency
	Linc Franciscan LP,
	Series 2002 A,
	Pre-refunded 12/15/13,
	5.850% 12/15/32	2,000,000	2,370,600
CA East Whittier City School District
	Series 1997 A,
	Escrowed to Maturity,
	Insured: FGIC
	5.750% 08/01/17	1,675,000	1,935,848
CA Educational Facilities Authority
	Series 1999 B,
	Pre-refunded 04/01/09,
	5.250% 04/01/24	275,000	287,411
	University of Southern California,
	Series 2003 A,
	5.000% 10/01/33	2,500,000	2,786,325
CA Health Facilities Financing Authority
	Kaiser Permanente:
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.000% 06/01/24	3,000,000	3,076,620
	Series 1998 B,
	Escrowed to Maturity,
	5.250% 10/01/13	1,000,000	1,028,820
CA Infrastructure & Economic Development Bank Revenue
	Series 2003 A,
	Pre-refunded 07/01/26,
	Insured: AMBAC
	5.125% 07/01/37	4,275,000	4,843,404
CA Inland Empire Solid Waste Financing Authority
	Series 1996 B, AMT,
	Escrowed to Maturity,
	Insured: FSA
	6.250% 08/01/11	1,645,000	1,740,295

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
CA Metropolitan Water District of Southern California
	Series 1993 A,
	Escrowed to Maturity,
	5.750% 07/01/21	2,865,000	3,359,413
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/21	2,010,000	1,142,303
CA Pleasanton-Suisun City Home Financing Authority
	Series 1984 A,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 10/01/16	5,270,000	3,865,650
CA Pomona
	Single Family Mortgage Revenue,
	Series 1990 B,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.500% 08/01/23	1,000,000	1,321,130
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: MBIA
	7.382% 07/01/22(d)	640,000	911,936
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.800% 05/01/21	2,500,000	3,454,400
CA Sacramento City Financing Authority
	City Hall & Redevelopment,
	Series 2002 A,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.000% 12/01/32	1,500,000	1,664,775
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(a) 01/01/20	15,400,000	9,527,980
CA San Jose Redevelopment Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 08/01/15	1,405,000	1,689,133
CA Santa Margarita Water District
	Community Facilities District No. 99-1,
	Series 2003,
	Pre-refunded 09/01/13,
	6.000% 09/01/30	1,000,000	1,165,130

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
CA Southern California Public Power Authority
	Series 2003 A-1,
	Pre-refunded 07/01/13,
	Insured: AMBAC
	5.000% 07/01/25	1,000,000	1,118,900
CA Statewide Communities Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31	2,395,000	2,776,595
CA State
	Series 2000:
	Pre-refunded 05/01/10,
	5.625% 05/01/26	60,000	64,959
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.250% 09/01/30	155,000	166,470
	Series 2004:
	Pre-refunded 02/01/14,
	5.000% 02/01/33	1,000,000	1,121,030
	Pre-refunded 04/01/14,
	5.250% 04/01/34	1,500,000	1,706,295
CA Whisman School District
	Series 1996 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/16	1,645,000	1,222,186
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	Pre-refunded variable dates,
	(a) 07/01/17	2,490,000	1,717,229
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/32	1,500,000	1,591,710
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Pre-refunded 02/01/12,
	5.500% 08/01/29	480,000	529,925
Refunded/Escrowed Total			74,079,410

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 1.5%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	7,500,000	6,581,925
Tobacco Total			6,581,925
OTHER TOTAL			81,386,697
OTHER REVENUE – 0.8%
Hotels – 0.8%
CA Sacramento City Financing Authority
	Sacramento Convention Center,
	Series 1999 A,
	6.250% 01/01/30	3,470,000	3,533,466
Hotels Total			3,533,466
OTHER REVENUE TOTAL			3,533,466
RESOURCE RECOVERY – 0.5%
Disposal – 0.5%
CA Statewide Communities Development Authority
	Series 2003 A, AMT,
	4.950% 12/01/12	2,000,000	2,055,900
Disposal Total			2,055,900
RESOURCE RECOVERY TOTAL			2,055,900
TAX-BACKED – 49.6%
Local Appropriated – 8.1%
CA Alameda County
	Series 1989,
	Insured: MBIA
	(a) 06/15/14	2,185,000	1,744,023
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/14(e)	3,500,000	4,120,655
	Series 2007 A-1,
	Insured: FGIC
	4.250% 09/01/35	3,500,000	3,057,285
CA Antelope Valley East-Kern Water Agency
	Certificates of Participation,
	Series 2007 A-1,
	Insured: FGIC
	4.375% 06/01/37	2,500,000	2,251,525
CA Bodega Bay Fire Protection District
	Certificates of Participation,
	Series 1996,
	6.450% 10/01/31	1,185,000	1,196,589
CA Lodi Wastewater Systems Revenue
	Series 2007 A,
	Insured: FSA
	5.000% 10/01/37	1,250,000	1,280,738

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA Los Angeles County Schools
	Regionalized Business Services Corp.,
	Series 1999 A,
	Insured: AMBAC:
	(a) 08/01/16	1,945,000	1,399,972
	(a) 08/01/17	1,980,000	1,353,330
CA Modesto
	Certificates of Participation,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	2,409,866
CA Sacramento City Financing Authority
	Series 1993 A,
	Insured: AMBAC
	5.375% 11/01/14	1,100,000	1,192,785
	Series 2006,
	Insured: AMBAC
	5.250% 12/01/22	2,500,000	2,784,550
CA San Joaquin County
	Certificates of Participation,
	Series 1993,
	Insured: MBIA
	5.500% 11/15/13	1,750,000	1,923,075
CA Santa Ana Financing Authority
	Series 1994 A,
	Insured: MBIA
	6.250% 07/01/18	6,035,000	7,340,431
CA Victor Elementary School District
	Series 1996,
	Insured: MBIA
	6.450% 05/01/18	3,345,000	3,984,397
Local Appropriated Total			36,039,221
Local General Obligations – 18.8%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(a) 08/01/15	3,000,000	2,272,770
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA
	6.450% 02/01/18	1,000,000	1,181,420
CA Clovis Unified School District
	Series 2001 A,
	Insured: FGIC
	(a) 08/01/16	3,000,000	2,148,570
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/17	1,000,000	677,330

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: FSA:
	5.500% 08/01/25	655,000	768,728
	5.500% 08/01/26	1,750,000	2,055,515
CA East Side Union High School District Santa Clara County
	Series 2003 B,
	Insured: MBIA
	5.250% 08/01/26	2,010,000	2,192,629
CA Fillmore Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 07/01/17	650,000	443,339
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	2,480,000	2,825,414
CA Golden West Schools Financing Authority
	Beverley Hills Unified School District,
	Series 2005,
	Insured: FGIC
	5.250% 08/01/18	1,000,000	1,135,060
	Placentia Yorba Linda Unified,
	Series 2006,
	Insured: AMBAC
	5.500% 08/01/24	1,825,000	2,119,610
CA Grossmont Union High School District
	Series 2006,
	Insured: MBIA
	(a) 08/01/28	5,000,000	1,780,750
CA Hacienda La Puente Unified School District
	Series 2005,
	Insured: FGIC
	5.000% 08/01/19	2,050,000	2,277,058
CA Jefferson Union High School District
	Series 2000 A,
	Insured: MBIA
	6.450% 08/01/25	1,000,000	1,157,590
CA Lafayette
	Series 2002,
	5.125% 07/15/25	1,995,000	2,091,458
CA Larkspur School District
	Series 2000 A,
	5.250% 08/01/25	3,050,000	3,204,665

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC
	(a) 11/01/20	1,205,000	677,306
CA Lompoc Unified School District
	Election of 2002,
	Series 2003 A,
	Insured: FGIC
	5.000% 08/01/27	4,065,000	4,174,999
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	2,500,000	2,941,825
CA Manteca Unified School District
	Series 2006,
	Insured: MBIA
	(a) 08/01/32	5,440,000	1,568,896
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/16	1,500,000	1,077,870
CA New Haven Unified School District
	Series 2002,
	Insured: FSA
	12.000% 08/01/17	1,565,000	2,630,687
CA Oak Park Unified School District
	Series 2000,
	Insured: FSA
	(a) 05/01/14	2,095,000	1,701,454
CA Oxnard Union High School District
	Series 2001 A,
	Insured: MBIA
	5.650% 02/01/17	960,000	1,052,506
CA Pajaro Valley Unified School District
	Series 2005,
	Insured: FSA
	5.250% 08/01/18	1,000,000	1,119,460
CA Pomona Unified School District
	Series 2001 A,
	Insured: MBIA
	5.900% 02/01/16	845,000	974,361
CA Rancho Santiago Community College District
	Series 2005,
	Insured: FSA
	5.250% 09/01/23	2,685,000	3,074,701
CA Redwood City Elementary School District
	Series 1997,
	Insured: FGIC
	(a) 08/01/18	2,385,000	1,532,029

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Rocklin Unified School District
	Series 1995 C,
	Insured: MBIA
	(a) 07/01/20	6,920,000	3,992,425
	Series 2003,
	Insured: FGIC
	(a) 08/01/17	2,000,000	1,359,380
CA San Diego Unified School District
	Series 2005 C-2,
	Insured: FSA
	5.500% 07/01/19	2,000,000	2,346,960
CA San Juan Unified School District
	Series 2001,
	Insured: FSA
	(a) 08/01/15	2,760,000	2,125,117
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,105,250
CA San Mateo County Community College
	Series 2006 A,
	Insured: MBIA
	(a) 09/01/26	4,000,000	1,626,920
	Series 2006 C,
	Insured: MBIA
	(a) 09/01/26	1,925,000	782,955
CA San Mateo Union High School District
	Series 2000 B,
	Insured: FGIC
	(a) 09/01/26	4,005,000	1,590,986
CA Sanger Unified School District
	Series 1999,
	Insured: MBIA
	5.350% 08/01/15	1,500,000	1,595,040
CA Saratoga
	Series 2001,
	Insured: MBIA
	5.250% 08/01/31	2,000,000	2,092,120
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC
	5.250% 08/01/22	925,000	1,024,364
CA South San Francisco Unified School District
	Series 2006,
	Insured: MBIA
	5.250% 09/15/22	1,500,000	1,705,995
CA Tahoe-Truckee Unified School District
	No. 1-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/23	3,780,000	1,774,143

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	No. 2-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/24	2,965,000	1,312,605
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/19	1,750,000	1,054,655
CA Upland Unified School District
	Series 2001,
	Insured: FSA
	5.125% 08/01/25	750,000	801,653
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA
	5.600% 02/01/20	1,610,000	1,790,223
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/22	5,000,000	2,499,250
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.250% 02/01/19	725,000	778,940
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/20	2,385,000	1,350,697
Local General Obligations Total			83,567,678
Special Non-Property Tax – 3.3%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/20	3,630,000	2,135,747
CA San Francisco Bay Area Rapid Transit Financing Authority
	Series 2001,
	Insured: AMBAC
	5.000% 07/01/26	525,000	538,372
	Series 2005 A,
	Insured: MBIA
	4.250% 07/01/25	2,000,000	1,955,840
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,363,480
	Series 1998 A,
	Insured: MBIA
	4.750% 07/01/38	2,250,000	2,135,520

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,236,580
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	2,000,000	2,225,300
Special Non-Property Tax Total			14,590,839
Special Property Tax – 12.1%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	130,000	130,237
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment,
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,520,640
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC:
	(a) 12/01/18	2,720,000	1,733,837
	6.500% 12/01/24	4,055,000	5,121,222
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	1,126,040
CA Lancaster Financing Authority
	Series 2003,
	Insured: MBIA
	5.125% 02/01/17	1,270,000	1,411,160
CA Long Beach Bond Finance Authority
	Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	3,250,000	3,445,260
CA Los Angeles Community Redevelopment Agency
	Series 1998 C,
	Insured: MBIA
	5.375% 07/01/18	1,665,000	1,889,558
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: FSA
	5.500% 10/01/18	2,895,000	3,251,056
	Regional Park & Open Space,
	Series 2005,
	Insured: FSA
	5.250% 10/01/18	2,000,000	2,306,740
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,500,000	1,492,680

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	8,400,000	9,040,080
CA Oceanside Community Facilities
	Ocean Ranch Corp.,
	Series 2004,
	5.875% 09/01/34	1,000,000	970,530
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 2004 A,
	5.625% 08/15/34	850,000	836,748
CA Rancho Cucamonga Redevelopment Agency
	Series 2007 A,
	Insured: MBIA
	5.000% 09/01/34	1,000,000	1,002,000
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	5.950% 09/01/28	750,000	745,650
CA Riverside County Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,096
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,107,741
	Series 2005 A,
	Insured: FSA
	5.750% 10/01/24	2,420,000	2,847,009
CA San Jose Redevelopment Agency
	Series 1993,
	Insured: MBIA
	6.000% 08/01/15	2,790,000	3,211,848
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: MBIA
	7.250% 08/01/13	2,000,000	2,433,000
CA Sulphur Springs Unified School District
	Series 2002-1-A,
	6.000% 09/01/33	1,500,000	1,482,525

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA West Covina Redevelopment Agency
	Series 1996,
	6.000% 09/01/17	5,000,000	5,702,750
Special Property Tax Total			53,828,407
State Appropriated – 2.5%
CA Public Works Board
	Department of Mental Health, Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	1,500,000	1,642,440
	Various State Prisons Projects,
	Series 1993 A,
	Insured: AMBAC:
	5.000% 12/01/19(e)	6,000,000	6,586,140
	5.250% 12/01/13	2,500,000	2,712,125
State Appropriated Total			10,940,705
State General Obligations – 4.8%
CA State
	Series 1995,
	5.750% 03/01/09	65,000	65,173
	Series 2000,
	5.625% 05/01/26	160,000	167,558
	Series 2003,
	5.250% 02/01/20	1,250,000	1,390,075
	Series 2007,
	4.500% 08/01/26	2,500,000	2,411,700
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Insured: MBIA
	6.250% 07/01/13	2,750,000	3,099,883
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 20002 C,
	5.500% 07/01/14	500,000	542,795
	Series 2007,
	6.250% 07/01/23	3,000,000	3,427,470
PR Commonwealth of Puerto Rico
	Series 1995,
	Insured: MBIA
	5.650% 07/01/15	1,000,000	1,132,580
	Series 1996,
	Insured: MBIA
	6.500% 07/01/14	2,000,000	2,308,540
	Series 2004 A:
	5.250% 07/01/21	2,000,000	2,041,360
	5.250% 07/01/22	2,000,000	2,032,560

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2007 A,
	5.500% 07/01/21	2,500,000	2,727,225
State General Obligations Total			21,346,919
TAX-BACKED TOTAL			220,313,769
TRANSPORTATION – 1.6%
Airports – 0.2%
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	750,000	829,778
Airports Total			829,778
Toll Facilities – 1.4%
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Insured: MBIA
	5.000% 01/01/35	2,000,000	2,001,720
	Series 1999,
	5.750% 01/15/40	4,000,000	4,032,320
Toll Facilities Total			6,034,040
TRANSPORTATION TOTAL			6,863,818
UTILITIES – 13.7%
Investor Owned – 2.0%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	2,000,000	2,116,240
	San Diego Gas D,
	Series 2005, AMT,
	5.000% 12/01/27	3,500,000	3,537,730
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1996 A,
	Insured: AMBAC
	5.900% 06/01/14	2,650,000	3,081,367
Investor Owned Total			8,735,337
Joint Power Authority – 1.1%
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	4,000,000	4,727,120
Joint Power Authority Total			4,727,120

16

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 2.3%
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: MBIA
	6.500% 09/01/13	1,500,000	1,686,975
	Series 1997 K,
	Insured: AMBAC:
	5.250% 07/01/24	2,220,000	2,390,252
	5.700% 07/01/17	1,900,000	2,178,597
	Series 2001 N,
	Insured: MBIA
	5.000% 08/15/28	2,000,000	2,024,520
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 VV,
	Insured: MBIA
	5.250% 07/01/29	2,000,000	2,081,280
Municipal Electric Total			10,361,624
Water & Sewer – 8.3%
CA Big Bear Lake
	Series 1996,
	Insured: MBIA
	6.000% 04/01/15	1,350,000	1,533,033
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 A,
	Insured: AMBAC
	5.000% 11/01/38(f)	2,000,000	2,030,700
CA Contra Costa Water District
	Series 2002 L,
	Insured: FSA
	5.000% 10/01/24	1,920,000	2,031,053
CA Department of Water Resources
	Series 2001 W,
	Insured: FSA
	5.500% 12/01/14	2,000,000	2,316,800
CA Eastern Municipal Water District
	Certificates of Participation,
	Series 1991,
	Insured: FGIC
	6.750% 07/01/12	1,000,000	1,103,190
CA Elsinore Valley Municipal Water District
	Certificates of Participation,
	Series 1992 A,
	Insured: FGIC
	6.000% 07/01/12	2,500,000	2,734,950
CA Fresno
	Series 1993 A-1,
	Insured: AMBAC
	6.250% 09/01/14	5,000,000	5,666,200
CA Los Angeles Department of Water & Power
	Series 2001 A:
	5.125% 07/01/41	3,000,000	3,061,500
	Insured: FGIC
	5.125% 07/01/41	3,000,000	3,052,950

17

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Manteca Financing Authority
	Series 2003 B,
	Insured: MBIA
	5.000% 12/01/33	665,000	674,370
CA Metropolitan Water District of Southern California
	Series 1993 A,
	5.750% 07/01/21	3,635,000	4,292,462
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	2,000,000	2,297,300
CA Sacramento County Sanitation District
	Series 2001,
	Insured: AMBAC
	5.500% 12/01/18	2,000,000	2,326,960
CA Santa Clara Valley Water District
	Series 2006,
	Insured: FSA
	4.250% 06/01/30	2,500,000	2,387,950
CA Santa Maria Water & Wastewater
	Series 1997 A,
	Insured: AMBAC
	(a) 08/01/14	2,000,000	1,589,060
Water & Sewer Total			37,098,478
UTILITIES TOTAL			60,922,559

	Total Municipal Bonds (cost of $397,472,919)		427,289,774

		Shares
Investment Company – 1.8%
	Dreyfus Municipal Cash Management Plus (7 day yield of 2.830%)	8,121,228	8,121,228

	Total Investment Company (cost of $8,121,228)		8,121,228

18

		Shares	Value ($)
Municipal Preferred Stock – 0.5%
HOUSING – 0.5%
Multi-Family – 0.5%
Munimae TE Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49(g)	2,000,000	2,061,700
Multi-Family Total			2,061,700
HOUSING TOTAL			2,061,700

	Total Municipal Preferred Stock (cost of $2,000,000)		2,061,700
Other – 0.0%
TRANSPORTATION – 0.0%
CA Statewide Communities Development Authority United Airlines, Inc.
	United Airlines, Inc.,
	Series 2001,
	07/01/39 (h)(i)	2,000,000	70,000
TRANSPORTATION TOTAL			70,000

	Total Other (cost of $—)		70,000
Common Stock – 0.0%
INDUSTRIALS – 0.0%
	UAL Corp. (h)(j)	248	9,412
INDUSTRIALS TOTAL			9,412

	Total Common Stock (cost of $8,867)		9,412
Securities Lending Collateral – 0.0%
	State Street Navigator Securities Lending Prime Portfolio (k) (7 day yield of 4.147%)	8,379	8,379

	Total Securities Lending Collateral (cost of $8,379)		8,379

		Par ($)
Short-Term Obligations – 0.8%
VARIABLE RATE DEMAND NOTES (l) – 0.8%
CA Department of Water Resources
	Power Supply Revenue:
	Series 2002 B-1,
	LOC: Bank of New York,
	LOC: California State Teachers’ Retirement System
	1.570% 05/01/22	100,000	100,000
	Series 2002 B-6,
	LOC: State Street Bank & Trust Co.
	1.790% 05/01/22	900,000	900,000
CA Health Facilities Financing Authority
	Adventist Health System,
	Series 1998 A,
	Insured: MBIA,
	SPA: California State Teachers’ Retirement System
	2.600% 09/01/28	1,000,000	1,000,000

19

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (l) – (continued)
CA Infrastructure & Economic Development Bank Revenue
	J Paul Getty Trust,
	Series 2007 B,
	1.550% 04/01/33	600,000	600,000
	San Francisco Ballet Association,
	Series 2006,
	Insured: FGIC,
	SPA: JPMorgan Chase Bank
	2.800% 07/01/36	400,000	400,000
CA State
	Series 2004 A-2,
	LOC: Citibank N.A.,
	LOC: California State Teachers’ Retirement System
	1.550% 05/01/34	200,000	200,000
	Series 2004 A-5,
	LOC: Citibank N.A.,
	LOC: California State Teachers’ Retirement System
	1.700% 05/01/34	400,000	400,000
VARIABLE RATE DEMAND NOTES TOTAL			3,600,000

	Total Short-Term Obligations (cost of $3,600,000)		3,600,000

20

Total Investments – 99.4% (cost of $411,211,393)(m)(n)	$441,160,493

Other Assets & Liabilities, Net – 0.6%	2,621,942

Net Assets – 100.0%	$443,782,435

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At January 31, 2008, the value of this security amounted to $1,763,839, which represents 0.4% of net assets. Additional information on this restricted security is as follows:

	Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities
Development Authority;
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28	08/21/98	$1,730,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2008.

(e)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2008, the total market value of securities pledged amounted to $617,753.

21

(f)	Security purchased on a delayed delivery basis.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of this security, which is not illiquid, represents 0.5% of net assets.

(h)	Non-income producing.

(i)	Position reflects anticipated residual bankruptcy claims.

(j)	All or a portion of this security was on loan at January 31, 2008. The total market value of securities on loan at January 31, 2008 is $8,653.

(k)	Investment made with cash collateral received from securities lending activity.

(l)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of January 31, 2008.

(m)	Cost for federal income tax purposes is $411,155,787.

(n)	Unrealized appreciation and depreciation at January 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$33,452,773	$(3,448,067)	$30,004,706

At January 31, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	280	$32,681,250	$32,381,856	Mar-2008	$(299,394)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

22

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.0%
EDUCATION – 23.9%
Education – 18.5%
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2002 E,
	Insured: MBIA
	5.250% 07/01/22	400,000	426,124
	Greenwich Academy,
	Series 2007 E,
	Insured: FSA
	5.250% 03/01/32	2,000,000	2,286,460
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	5.000% 07/01/36	1,075,000	1,085,256
	Quinnipiac University,
	Series 2007 I,
	Insured: MBIA
	4.375% 07/01/28	1,015,000	975,831
	Trinity College,:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	2,000,000	2,335,180
	Series 2007 J,
	Insured: MBIA:
	4.250% 07/01/31	1,000,000	955,080
	4.500% 07/01/37	1,500,000	1,466,430
	University of Connecticut,
	Series 2000 A:
	5.250% 05/15/15	1,500,000	1,640,430
	Insured: FGIC:
	5.250% 11/15/14	2,135,000	2,354,649
	5.250% 11/15/18	2,095,000	2,279,758
	University of Hartford,
	Series 2002,
	Insured: RAD
	5.375% 07/01/15	1,000,000	1,065,200
	Yale University:
	Series 2003 X-1,
	5.000% 07/01/42	2,000,000	2,062,060
	Series 2007 Z-1,
	5.000% 07/01/42	1,500,000	1,568,055
Education Total			20,500,513
Prep School – 5.4%
CT Health & Educational Facilities Authority
	Brunswick School,
	Series 2003 B,
	Insured: MBIA
	5.000% 07/01/33	670,000	692,425
	Loomis Chaffee School:
	Series 2001 E,
	5.250% 07/01/21	1,765,000	1,842,677

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	Series 2005 F,
	Insured: AMBAC:
	5.250% 07/01/25	2,035,000	2,275,537
	5.250% 07/01/26(a)	1,045,000	1,167,537
Prep School Total			5,978,176
EDUCATION TOTAL			26,478,689
HEALTH CARE – 5.2%
Hospitals – 2.5%
CT Health & Educational Facilities Authority
	Danbury Hospital,
	Series 2006 H,
	Insured: AMBAC
	4.500% 07/01/33	2,000,000	1,909,540
	Middlesex Hospital,
	Series 2006 L,
	Insured: FSA
	4.250% 07/01/36	1,000,000	903,530
Hospitals Total			2,813,070
Intermediate Care Facilities – 0.7%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	255,000	265,019
CT Housing Finance Authority
	Series 2000,
	Insured: AMBAC
	5.850% 06/15/30	500,000	521,290
Intermediate Care Facilities Total			786,309
Nursing Homes – 2.0%
CT Development Authority Health Facility
	Alzheimers Resources Center, Inc.,
	Series 2007,
	5.500% 08/15/27	2,375,000	2,178,136
Nursing Homes Total			2,178,136
HEALTH CARE TOTAL			5,777,515
HOUSING – 2.0%
Multi-Family – 0.7%
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,
	6.350% 09/01/27	750,000	759,052
Multi-Family Total			759,052

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 1.3%
CT Housing Finance Authority
	Series 2006, AMT,
	4.875% 11/15/36	1,500,000	1,429,665
Single-Family Total			1,429,665
HOUSING TOTAL			2,188,717
OTHER – 3.7%
Refunded/Escrowed(b) – 3.7%
CT Government
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 09/15/09	25,000	26,314
CT Health & Educational Facilities Authority
	State University,
	Series 2003 E,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.000% 11/01/14	2,060,000	2,274,940
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 11/01/16	10,000	10,954
	Series 2002 C,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 11/01/20	10,000	10,864
CT North Branford
	Series 2001,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.000% 10/01/15	50,000	53,887
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 08/01/27	1,500,000	1,731,675
Refunded/Escrowed Total			4,108,634
OTHER TOTAL			4,108,634
RESOURCE RECOVERY – 1.4%
Resource Recovery – 1.4%
CT Resource Recovery Authority
	American Re-Fuel Co.,
	Series 2001 AII, AMT,
	5.500% 11/15/15	1,500,000	1,511,745
Resource Recovery Total			1,511,745
RESOURCE RECOVERY TOTAL			1,511,745

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – 50.5%
Local General Obligations – 28.8%
CT Bridgeport
	Series 1997 A,
	Insured: MBIA
	5.500% 08/15/19	1,500,000	1,731,540
	Series 2004 C,
	Insured: MBIA
	5.500% 08/15/21	1,225,000	1,407,868
CT Cheshire
	Series 2000 B,
	5.000% 08/01/14	1,720,000	1,932,265
CT Danbury
	Series 1994,
	4.500% 02/01/13	1,280,000	1,386,278
CT East Hartford
	Series 2003,
	Insured: FGIC
	5.250% 05/01/15	1,000,000	1,143,970
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	723,584
CT Granby
	Series 1993,
	Insured: MBIA
	6.550% 04/01/10	175,000	190,432
	Series 2006,
	5.000% 02/15/26	540,000	611,150
CT Hartford County Metropolitan District
	Series 1991,
	6.200% 11/15/10	220,000	243,322
	Series 1993:
	5.200% 12/01/13	500,000	564,810
	5.625% 02/01/13	600,000	674,016
CT Montville
	Series 1993,
	6.300% 03/01/12	335,000	383,136
CT New Britain
	Series 1993 A,
	Insured: MBIA
	6.000% 10/01/12	2,000,000	2,179,880
	Series 1993 B,
	Insured: MBIA
	6.000% 03/01/12	1,000,000	1,074,530
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/21	1,160,000	1,286,475

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Local General Obligations – (continued)
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.000% 11/01/16	2,230,000	2,430,009
	Series 2002 C,
	Insured: MBIA
	5.000% 11/01/20	1,465,000	1,580,061
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/17	1,025,000	1,146,319
CT North Haven
	Series 2007,
	4.750% 07/15/26	1,150,000	1,257,054
CT Plainville
	Series 2002,
	Insured: FGIC:
	5.000% 12/01/15	400,000	433,144
	5.000% 12/01/16	500,000	541,430
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	2,750,000	3,191,678
CT Suffield
	Series 2005,
	5.000% 06/15/20	1,400,000	1,578,570
CT West Hartford
	Series 2005 B,
	5.000% 10/01/24	1,500,000	1,608,360
CT Westbrook
	Series 1992,
	Insured: MBIA
	6.300% 03/15/12	265,000	303,173
CT Westport
	Series 2003,
	5.000% 08/15/15	1,000,000	1,119,130
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 2002 A,
	Insured: FSA
	5.250% 08/01/18	1,000,000	1,079,190
Local General Obligations Total			31,801,374
Special Non-Property Tax – 12.3%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	2,600,000	2,877,940
	Series 2002 B,
	Insured: AMBAC
	5.000% 12/01/21	1,500,000	1,575,345
	Series 2004 B,
	Insured: AMBAC
	5.250% 07/01/18	2,000,000	2,280,740

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
Special Non-Property Tax – (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1993 X,
	Insured: FSA
	5.500% 07/01/13	3,000,000	3,261,990
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/21	1,000,000	1,138,340
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/01/38	2,000,000	2,049,140
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: AMBAC
	(c) 07/01/35	2,000,000	457,800
Special Non-Property Tax Total			13,641,295
State Appropriated – 2.3%
CT Juvenile Training School
	Series 2001,
	4.750% 12/15/25	2,500,000	2,526,950
State Appropriated Total			2,526,950
State General Obligations – 7.1%
CT State
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,500,000	1,751,070
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,737,510
	Series 2002 E,
	Insured: FSA
	5.375% 11/15/14	1,250,000	1,386,987
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	400,000	455,652
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	1,000,000	1,142,490

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED– (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
	Public Improvement,
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,250,000	1,412,375
State General Obligations Total			7,886,084
TAX-BACKED TOTAL			55,855,703
TRANSPORTATION – 0.5%
Transportation – 0.5%
CT New Haven Air Rights Parking Facility
	Series 2002,
	Insured: AMBAC
	5.375% 12/01/15	500,000	565,365
Transportation Total			565,365
TRANSPORTATION TOTAL			565,365
UTILITIES– 9.8%
Municipal Electric – 6.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: MBIA
	5.250% 07/01/15	2,000,000	2,204,860
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	1,500,000	1,677,810
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	2,500,000	2,759,950
Municipal Electric Total			6,642,620
Water & Sewer – 3.8%
CT South Central Regional Water Authority
	Series 2005,
	Insured: MBIA
	5.000% 08/01/30	1,870,000	1,941,023
	Series 2007 A,
	Insured: MBIA:
	5.250% 08/01/23	1,000,000	1,132,200
	5.250% 08/01/24	1,000,000	1,133,040
Water & Sewer Total			4,206,263
UTILITIES TOTAL			10,848,883

	Total Municipal Bonds (cost of $103,675,409)		107,335,251

		Shares
Investment Company – 0.0%
	Dreyfus Municipal Cash Management Plus	21,051	21,051
	(7 day yield of 2.830%)

	Total Investment Company (cost of $21,051)		21,051

7

		Par ($)	Value ($)
Short-Term Obligations – 2.3%
VARIABLE RATE DEMAND NOTES(d) – 2.3%
FL Orange County School Board
	Series 2007 B,
	Insured: FGIC,
	SPA: JPMorgan Chase Bank
	1.900% 08/01/32	1,800,000	1,800,000
FL Pinellas County Health Facilities Authority
	All Children’s Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	4.500% 12/01/15	100,000	100,000
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 2005 A,
	Insured: MBIA,
	SPA: Bank of New York
	4.500% 10/01/35	300,000	300,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1993,
	2.000% 06/01/23	200,000	200,000
TX Harris County Health Facilities Development Corp.
	Texas Children’s Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	2.500% 10/01/29	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			2,500,000

	Total Short-Term Obligations (cost of $2,500,000)		2,500,000

8

Total Investments – 99.3% (cost of $106,196,460)(e)(f)	$109,856,302

Other Assets & Liabilities,Net – 0.7%	764,018

Net Assets – 100.0%	$110,620,320

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2008, the total market value of securities pledged amounted to $558,630.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	Zero coupon bond.

(d)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credits or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of January 31, 2008.

(e)	Cost for federal income tax purposes is $106,150,579.

(f)	Unrealized appreciation and depreciation at January 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,632,198	$(926,475)	$3,705,723

At January 31, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	70	$8,170,313	$8,095,054	Mar-2008	$(75,259)

9

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

10

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.7%
EDUCATION – 21.7%
Education – 18.5%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,204,856
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/42	2,000,000	2,043,620
	Boston University,
	Series 1999 P,
	6.000% 05/15/59	1,000,000	1,098,590
	College of The Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	4,000,000	4,520,520
	Emerson College,
	Series 2006,
	5.000% 01/01/23	2,500,000	2,617,075
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,370,687
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.375% 07/01/17	4,250,000	4,975,560
	5.500% 07/01/32(a)	1,500,000	1,778,010
	Series 2003 L,
	5.000% 07/01/18	2,500,000	2,856,600
	Tufts University,
	Series 2002 J:
	5.500% 08/15/16	1,250,000	1,456,500
	5.500% 08/15/18	1,000,000	1,177,020
Education Total			28,099,038
Prep School – 2.3%
MA Development Finance Agency
	Dexter School,
	Series 2007,
	4.500% 05/01/26	1,600,000	1,541,968
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	1,012,780
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	1,001,370
Prep School Total			3,556,118

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Student Loan – 0.9%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,384,166
Student Loan Total			1,384,166
EDUCATION TOTAL			33,039,322
HEALTH CARE – 10.1%
Continuing Care Retirement – 1.3%
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/18	950,000	959,148
MA Development Finance Agency
	Loomis House, Inc.,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	1,062,770
Continuing Care Retirement Total			2,021,918
Health Services – 0.8%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	1,200,000	1,201,632
Health Services Total			1,201,632
Hospitals – 5.2%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000,
	6.250% 08/01/20	1,000,000	1,063,800
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	790,000	824,547
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	1,500,000	1,564,065
	Tri-County Medical Associates, Inc.,
	Series 2007,
	5.000% 07/15/27	1,695,000	1,581,062
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2
	(b) 08/01/10	3,000,000	2,809,410
Hospitals Total			7,842,884

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Intermediate Care Facilities – 1.0%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/35	750,000	683,468
	New England Center for Children,
	Series 1998,
	5.875% 11/01/18	850,000	855,423
Intermediate Care Facilities Total			1,538,891
Nursing Homes – 1.8%
MA Industrial Finance Agency
	Chelsea Jewish Nursing Home,
	Series 1997 A,
	Insured: FHA
	6.500% 08/01/37	840,000	883,033
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	2,020,000	1,899,891
Nursing Homes Total			2,782,924
HEALTH CARE TOTAL			15,388,249
HOUSING – 1.6%
Assisted Living/Senior – 0.6%
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,145,000	936,633
Assisted Living/Senior Total			936,633
Multi-Family – 1.0%
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	1,500,000	1,521,795
Multi-Family Total			1,521,795
HOUSING TOTAL			2,458,428
OTHER – 29.1%
Other – 1.6%
MA Development Finance Agency
	WGBH Educational Foundation,
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	2,404,780
Other Total			2,404,780
Pool/Bond Bank – 2.7%
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,968,695
	Series 2002-8,
	5.000% 08/01/17	20,000	21,744
	Series 2005-11,
	4.750% 08/01/23	25,000	26,040
	Series 2006,
	5.250% 08/01/24	1,000,000	1,159,150
Pool/Bond Bank Total			4,175,629

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – 24.8%
MA College Building Authority
	Series 1999 A,
	Insured: MBIA,
	Escrowed to Maturity:
	(b) 05/01/18	7,760,000	5,265,238
	(b) 05/01/23	6,000,000	3,084,960
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	905,000	1,004,088
MA Health & Educational Facilities
	Covenant Health System,
	Series 20002,
	Pre-refunded 01/01/12,
	6.000% 07/01/31	210,000	237,646
MA Port Authority
	Series 1999 C,
	Pre-refunded 01/01/10,
	5.750% 07/01/29(d)	3,000,000	3,189,420
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	7,000,000	7,778,190
MA Water Pollution Abatement Trust
	Series 2005-11,
	Pre-refunded 08/01/15,
	4.750% 08/01/23	1,475,000	1,643,755
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	6.500% 07/15/19	5,100,000	6,184,005
	Series 1993 C:
	Insured: AMBAC,
	Escrowed to Maturity,
	5.250% 12/01/15	610,000	681,431
	Insured: MBIA,
	Escrowed to Maturity,
	5.250% 12/01/15	1,680,000	1,872,612
	Series 1995 B,
	Insured: MBIA,
	Escrowed to Maturity,
	6.250% 12/01/13	2,000,000	2,375,980
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	Escrowed to Maturity,
	5.500% 07/01/14	5,000	5,747

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC,
	Economically Defeased to Maturity:
	5.375% 06/01/15	1,000,000	1,151,140
	5.375% 06/01/19	2,190,000	2,535,757
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	600,000	731,784
Refunded/Escrowed Total			37,741,753
OTHER TOTAL			44,322,162
OTHER REVENUE – 1.3%
Hotels – 1.3%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	1,950,000	1,951,931
Hotels Total			1,951,931
OTHER REVENUE TOTAL			1,951,931
TAX-BACKED – 17.9%
Local General Obligations – 1.0%
MA Norwell
	Series 2003,
	Insured: FGIC
	5.000% 11/15/22	1,410,000	1,549,604
Local General Obligations Total			1,549,604
Special Non-Property Tax – 6.9%
MA Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,727,760
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/27	1,000,000	1,167,000
MA State Special Obligation Dedicated Tax Revenue
	Series 2005,
	Insured: FGIC
	5.500% 01/01/30	2,500,000	2,721,275
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,236,580
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	1,500,000	1,668,975

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	1,020,240
Special Non-Property Tax Total			10,541,830
State General Obligations – 10.0%
MA Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	1,500,000	1,872,750
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,725,000	4,338,694
	Series 1994,
	Insured: FGIC
	7.000% 03/01/14	1,250,000	1,522,987
MA State
	Series 2001 D,
	5.500% 11/01/15	1,000,000	1,153,740
	Series 2003 D,
	Insured: AMBAC
	5.500% 10/01/19	450,000	523,143
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,138,900
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 20002 C,
	5.500% 07/01/14	495,000	537,367
PR Commonwealth of Puerto Rico
	Public Improvement:
	Series 1998,
	5.250% 07/01/18	1,000,000	1,069,510
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,750,000	1,977,325
	Series 2007 A,
	5.500% 07/01/21	1,000,000	1,090,890
State General Obligations Total			15,225,306
TAX-BACKED TOTAL			27,316,740
TRANSPORTATION – 5.8%
Air Transportation – 1.3%
MA Port Authority
	Bosfuel Corp.,
	Series 2007, AMT,
	Insured: FGIC
	5.000% 07/01/32	2,000,000	1,985,980
Air Transportation Total			1,985,980

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – 3.7%
MA Port Authority
	Series 1999 600R, AMT,
	Insured: FGIC
	8.626% 07/01/29(e)(f)	1,000,000	1,063,030
	Series 1999 D, AMT,
	6.000% 07/01/29(d)	3,000,000	3,101,490
	Series 2007 A,
	Insured: FSA
	4.500% 07/01/37	1,500,000	1,485,450
Airports Total			5,649,970
Toll Facilities – 0.8%
MA Turnpike Authority
	Series 1997 C,
	Insured: MBIA
	(b) 01/01/20	2,000,000	1,192,040
Toll Facilities Total			1,192,040
TRANSPORTATION TOTAL			8,827,990
UTILITIES – 11.2%
Joint Power Authority – 0.9%
MA Municipal Wholesale Electric Co.
	Series 2001 3-A,
	Insured: MBIA
	5.250% 07/01/13	1,180,000	1,284,926
Joint Power Authority Total			1,284,926
Municipal Electric – 2.3%
MA Development Finance Agency
	Devens Electric System,
	Series 2001,
	6.000% 12/01/30	1,000,000	1,049,490
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,360,000	1,452,643
	Series 2007 VV,
	Insured: MBIA
	5.250% 07/01/29	1,000,000	1,040,640
Municipal Electric Total			3,542,773
Water & Sewer – 8.0%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	1,000,000	1,090,680
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,376,905
MA Water Resources Authority
	Series 1993 C:
	Insured: AMBAC
	5.250% 12/01/15	390,000	431,156

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	Insured: MBIA
	5.250% 12/01/15	1,070,000	1,187,454
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/19	1,000,000	1,148,970
	5.500% 08/01/21	2,500,000	2,923,650
Water & Sewer Total			12,158,815
UTILITIES TOTAL			16,986,514

	Total Municipal Bonds (cost of $139,475,240)		150,291,336

		Shares
Investment Company – 0.1%
	Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 4.220%)	103,254	103,254

	Total Investment Company (cost of $103,254)		103,254

		Par ($)
Short-Term Obligations – 0.8%
VARIABLE RATE DEMAND NOTES (g) – 0.8%
MA Development Finance Agency
	Harvard University,
	Series 2006 B-1,
	1.600% 07/15/36	800,000	800,000
MA Health & Educational Facilities Authority
	Series 1985 D,
	Insured: MBIA,
	SPA: State Street Bank & Trust Co.
	2.900% 01/01/35	380,000	380,000
VARIABLE RATE DEMAND NOTES TOTAL			1,180,000

	Total Short-Term Obligations (cost of $1,180,000)		1,180,000

8

Total Investments – 99.6% (cost of $140,758,494)(h)(i)	$151,574,590

Other Assets & Liabilities, Net – 0.4%	665,636

Net Assets – 100.0%	$152,240,226

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2008, the total market value of securities pledged amounted to $237,068.

(b)	Zero coupon bond.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)

Security represents the underlying bond transferred to a special purpose entity established in a floating rate note transaction in which the Fund acquired the residual interest. These securities amounted to $6,290,910 and serves as collateral in the transactions.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2008.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of this security, which is not illiquid, represents 0.7% of net assets.

(g)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2008.

(h)	Cost for federal income tax purposes is $140,493,962.

(i)	Unrealized appreciation and depreciation at January 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$11,979,160	$(898,532)	$11,080,628

As of January 31, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Bonds	96	$11,101,001	$11,205,000	Mar-2008	$(103,999)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.8%
EDUCATION – 13.7%
Education – 12.9%
NY Dormitory Authority
	Columbia University,
	Series 2007,
	5.000% 07/01/29	1,000,000	1,059,260
	Cornell University,
	Series 2006 B,
	5.000% 07/01/31	1,000,000	1,043,220
	New York University:
	Series 1998 A,
	Insured: MBIA
	5.750% 07/01/27	2,000,000	2,344,200
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40(a)	1,000,000	1,128,430
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/30	1,000,000	1,127,660
	University of Rochester:
	Series 2000 A,
	Insured: MBIA
	(b) 07/01/14	370,000	350,457
	(5.700% 07/01/10)
	Series 2007,
	5.000% 07/01/27	1,000,000	1,047,580
NY Dutchess County Industrial Development Agency
	Bard College,
	Series 2007,
	4.500% 08/01/36	500,000	473,865
NY St. Lawrence County Industrial Development Agency
	Clarkson University,
	Series 2007,
	5.000% 07/01/31	1,000,000	1,030,250
Education Total			9,604,922
Prep School – 0.8%
NY New York City Industrial Development Agency
	Marymount School Academy,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	606,237
Prep School Total			606,237
EDUCATION TOTAL			10,211,159
HEALTH CARE – 11.7%
Continuing Care Retirement – 2.7%
NY Nassau County Industrial Development Agency
	Amsterdam at Harborside,
	Series 2007 A,
	6.700% 01/01/43	750,000	762,975

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	1,335,000	1,252,898
Continuing Care Retirement Total			2,015,873
Hospitals – 6.4%
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A,
	5.250% 11/15/32	750,000	725,707
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Insured: FHA
	4.700% 02/15/35	1,000,000	957,480
	North Shore University Hospital,
	Series 2007 A,
	5.000% 05/01/32	1,000,000	990,220
	NYU Hospital Center,
	Series 2007 B,
	5.625% 07/01/37	1,000,000	994,950
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	250,000	263,013
	Series 2007 B,
	5.250% 12/01/32	500,000	496,530
NY Yonkers Industrial Development Agency
	St. John’s Riverside Hospital,
	Series 2001 A,
	6.800% 07/01/16	350,000	359,313
Hospitals Total			4,787,213
Nursing Homes – 2.6%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center,
	Series 2007,
	5.200% 01/01/40	750,000	656,512

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Insured: FHA
	6.200% 02/01/30	1,145,000	1,227,177
Nursing Homes Total			1,883,689
HEALTH CARE TOTAL			8,686,775
HOUSING – 5.5%
Assisted Living/Senior – 4.2%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A,
	5.875% 05/01/19	1,500,000	1,487,085
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999:
	6.150% 06/01/19	1,000,000	1,002,270
	6.200% 06/01/29	615,000	602,829
Assisted Living/Senior Total			3,092,184
Single-Family – 1.3%
NY Mortgage Agency
	Series 2007 148,
	5.200% 10/01/32	1,000,000	1,002,190
Single-Family Total			1,002,190
HOUSING TOTAL			4,094,374
OTHER – 13.9%
Other – 0.8%
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	550,000	569,921
Other Total			569,921
Pool/Bond Bank – 3.0%
NY Environmental Facilities Corp.
	Series 2005 B,
	5.500% 04/15/35	1,000,000	1,187,690
	Series 2006 A,
	4.750% 06/15/31	1,000,000	1,015,140
Pool/Bond Bank Total			2,202,830
Refunded/Escrowed(c) – 10.1%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: MBIA
	(d) 07/01/25	3,000,000	1,393,860
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: MBIA
	(b) 07/01/14
	(5.700% 07/01/10)	630,000	601,801

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
NY Greece Central School District
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 06/15/16	950,000	1,150,260
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	1,000,000	1,151,650
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	4.500% 04/01/18	1,000,000	1,101,660
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	5.500% 01/01/17	1,300,000	1,473,992
	Series 1993 B,
	Escrowed to Maturity,
	5.000% 01/01/20	500,000	554,275
NY Urban Development Corp.
	Series 2002 A,
	Pre-refunded 01/01/11,
	5.500% 01/01/17	105,000	114,145
Refunded/Escrowed Total			7,541,643
OTHER TOTAL			10,314,394
TAX-BACKED – 33.1%
Local Appropriated – 1.0%
NY Dormitory Authority
	Westchester County,
	Series 1998,
	(d) 08/01/19	1,200,000	765,288
Local Appropriated Total			765,288
Local General Obligations – 1.6%
NY Mount Sinai School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,228,944
Local General Obligations Total			1,228,944
Special Non-Property Tax – 20.5%
NY Local Government Assistance Corp.
	Series 1993 C,
	5.500% 04/01/17	2,100,000	2,393,874
	Series 1993 E:
	5.000% 04/01/21	6,650,000	7,373,586
	6.000% 04/01/14	3,945,000	4,461,874

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	1,020,240
Special Non-Property Tax Total			15,249,574
State Appropriated – 8.5%
NY Dormitory Authority
	City University,
	Series 1993 A,
	5.500% 05/15/13	1,500,000	1,657,335
	Series 1993,
	6.000% 07/01/20	2,000,000	2,391,220
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,185,950
NY Urban Development Corp.
	Series 1994,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,100,980
State Appropriated Total			6,335,485
State General Obligations – 1.5%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	6.250% 07/01/12	1,000,000	1,106,210
State General Obligations Total			1,106,210
TAX-BACKED TOTAL			24,685,501
TRANSPORTATION – 11.6%
Air Transportation – 2.1%
NY New York City Industrial Development Agency
	Terminal One Group Association LP,
	Series 2005, AMT,
	5.500% 01/01/24	1,500,000	1,562,400
Air Transportation Total			1,562,400
Ports – 3.1%
NY Port Authority of New York & New Jersey
	Series 1993,
	5.375% 03/01/28	2,000,000	2,301,680
Ports Total			2,301,680
Toll Facilities – 4.5%
New York Thruway Authority
	Series 2007,
	Insured: FGIC
	5.000% 01/01/27	1,000,000	1,056,820

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA:
	5.500% 11/15/18	1,000,000	1,169,940
	5.500% 11/15/20	1,000,000	1,169,880
Toll Facilities Total			3,396,640
Transportation – 1.9%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/23	1,250,000	1,408,025
Transportation Total			1,408,025
TRANSPORTATION TOTAL			8,668,745
UTILITIES – 9.3%
Independent Power Producers – 1.3%
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	946,420
Independent Power Producers Total			946,420
Investor Owned – 3.4%
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.:
	Series 1993, IFRN,
	7.636% 04/01/20(e)	1,500,000	1,571,520
	Series 2005 A, AMT,
	Insured: FGIC
	4.700% 02/01/24	1,000,000	994,110
Investor Owned Total			2,565,630
Municipal Electric – 4.6%
NY Long Island Power Authority
	Series 2000 A,
	Insured: FSA
	(d) 06/01/18	1,000,000	677,750
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	1,500,000	1,677,810

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,000,000	1,068,120
Municipal Electric Total			3,423,680
UTILITIES TOTAL			6,935,730

	Total Municipal Bonds (cost of $67,698,563)		73,596,678

		Shares
Investment Company – 0.2%
	Dreyfus Cash Management Plus, Inc. (7 day yield of 4.220%)	103,406	103,406

	Total Investment Company (cost of $103,406)		103,406

		Par ($)
Short-Term Obligations – 0.5%
VARIABLE RATE DEMAND NOTES (f) – 0.5%
NY New York City
	Series 2001 A-6,
	Insured: FSA,
	SPA: Dexia Credit Local
	1.900% 11/01/26	200,000	200,000
	Series 1994 H,
	Insured: MBIA,
	SPA: Wachovia Bank N.A.
	1.950% 08/01/13	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL			400,000

	Total Short-Term Obligations (cost of $400,000)		400,000

7

Total Investments – 99.5% (cost of $68,201,969)(g)(h)	$74,100,084

Other Assets & Liabilities,Net – 0.5%	396,134

Net Assets – 100.0%	$74,496,218

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-ended investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2008, the total market value of securities pledged amounted to $112,843.

(b)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Zero coupon bond.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2008.

(f)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2008.

(g)	Cost for federal income tax purposes is $67,525,900.

(h)	Unrealized appreciation and depreciation at January 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,993,835	$(419,651)	$6,574,184

As of January 31, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Notes	49	$5,667,325	$5,719,219	Mar-2008	$(51,894)

8

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IFRN	Inverse Floating Rate Note
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

9

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 95.2%
EDUCATION – 8.0%
Education – 7.0%
CT Health & Educational Facilities Authority
	Connecticut College:
	Series 2002 E,
	Insured: MBIA:
	5.000% 07/01/14	500,000	544,365
	5.250% 07/01/22	400,000	426,124
	Series 2007 F,
	Insured: MBIA
	4.125% 07/01/24	1,505,000	1,480,438
	Greenwich Academy,
	Series 2007 E,
	Insured: FSA
	5.250% 03/01/26	2,000,000	2,319,460
	Miss Porters School,
	Series 2006 B,
	Insured: AMBAC
	4.500% 07/01/29	600,000	569,892
	Quinnipiac University,
	Series 2007 I,
	Insured: MBIA
	5.000% 07/01/22	2,000,000	2,121,720
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	500,000	583,795
	Series 2004 H,
	Insured: MBIA
	5.000% 07/01/25	540,000	564,678
CT University of Connecticut
	Student Fee,
	Series 2002 A,
	5.250% 05/15/14	1,185,000	1,298,950
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	725,000	767,376
	5.375% 10/01/13	975,000	1,035,606
	5.500% 10/01/14	650,000	692,647
Education Total			12,405,051

1

		Par ($)	Value ($)*
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 1.0%
CT Health & Educational Facility Authority
	Loomis Chaffee School,
	Series 2005 F,
	Insured: AMBAC
	5.250% 07/01/27	1,670,000	1,856,305
Prep School Total			1,856,305
EDUCATION TOTAL			14,261,356
HEALTH CARE – 5.0%
Continuing Care Retirement – 0.3%
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.750% 12/01/23	500,000	522,075
Continuing Care Retirement Total			522,075
Hospitals – 3.9%
CT Health & Educational Facilities Authority
	Hospital For Special Care,
	Series 2007 C,
	Insured: RAD
	5.250% 07/01/27	750,000	766,170
	Hospital for St. Raphael,
	Series 1993 H,
	Insured: AMBAC
	5.300% 07/01/10	2,740,000	2,922,758
	Middlesex Hospital,
	Series 1997 H,
	Insured: MBIA
	5.000% 07/01/12	1,060,000	1,072,455
	William W. Backus Hospital,
	Series 2005 G,
	Insured: FSA
	5.000% 07/01/24	2,060,000	2,158,674
Hospitals Total			6,920,057
Intermediate Care Facilities – 0.1%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	270,216
Intermediate Care Facilities Total			270,216
Nursing Homes – 0.7%
CT Development Authority
	Alzheimers Resident Center,
	Series 2007,
	5.200% 08/15/17	1,285,000	1,253,890
Nursing Homes Total			1,253,890
HEALTH CARE TOTAL			8,966,238

2

		Par ($)	Value ($)*
Municipal Bonds – (continued)
HOUSING – 1.8%
Single-Family – 1.8%
CT Housing Finance Authority
	Mortgage Finance Program:
	Series 1996 C-1,
	6.000% 11/15/10	815,000	859,116
	Series 2005 D-1,
	4.100% 05/15/17	2,200,000	2,256,694
Single-Family Total			3,115,810
HOUSING TOTAL			3,115,810
INDUSTRIAL – 0.5%
Oil & Gas – 0.5%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	850,000	868,861
Oil & Gas Total			868,861
INDUSTRIAL TOTAL			868,861
OTHER – 21.8%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	360,000	381,233
Other Total			381,233
Pool/Bond Bank – 1.9%
CT Revolving Fund
	Series 2003 A,
	5.000% 10/01/19	1,000,000	1,084,470
	Series 2003 B:
	5.000% 10/01/12	1,000,000	1,102,950
	5.000% 10/01/15	1,000,000	1,130,180
Pool/Bond Bank Total			3,317,600
Refunded/Escrowed(a) – 19.7%
CT Bridgeport
	Series 2000 A,
	Pre-refunded 07/15/10,
	Insured: FGIC
	6.000% 07/15/13	2,000,000	2,193,420
CT Fairfield
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.000% 04/01/22	2,200,000	2,406,250
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2000 D-1,
	Pre-refunded 07/01/10,
	Insured: MBIA
	5.750% 07/01/30	1,250,000	1,361,062
	Fairfield University,
	Series 1999 I,
	Pre-refunded 07/01/09,

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Insured: MBIA
	5.250% 07/01/25	2,000,000	2,106,580
	Trinity College,
	Series 2001 G,
	Pre-refunded 07/01/11,
	Insured: AMBAC:
	5.000% 07/01/31	1,000,000	1,090,890
	5.500% 07/01/15	2,825,000	3,127,755
CT New Canaan
	Series 1999,
	Pre-refunded 02/01/09,
	4.750% 02/01/18	500,000	513,280
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.375% 11/01/12	5,000	5,605
	Series 2002 C:
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 11/01/18	15,000	16,296
	Pre-refunded 11/01/12,
	Insured: MBIA
	5.000% 11/01/18	1,985,000	2,195,549
	Series 2003 A,
	Pre-refunded 11/01/13,
	Insured: FGIC
	5.250% 11/01/16	170,000	194,033
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: MBIA
	5.250% 08/01/15	1,100,000	1,201,662
CT Special Assessment Second Injury Fund Revenue
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	5.250% 01/01/10	2,000,000	2,109,200
CT Stamford
	Series 2002,
	Pre-refunded 08/15/12,
	5.000% 08/15/19	1,000,000	1,100,230
CT State
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 03/15/08	10,000	10,041
	Series 1993 E,
	Escrowed to Maturity,
	6.000% 03/15/12	25,000	28,272
	Series 1999 A,
	Pre-refunded 06/15/09,
	5.250% 06/15/10	2,025,000	2,131,090

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Series 1999 B,
	Pre-refunded 11/01/09,
	5.750% 11/01/11	1,000,000	1,071,820
	Series 2000 A,
	Pre-refunded 04/15/10,
	5.500% 04/15/19	865,000	931,994
CT Torrington
	Series 1999,
	Pre-refunded 09/15/09,
	Insured: FGIC
	5.125% 09/15/12	1,300,000	1,374,997
CT University of Connecticut
	Series 2000 A,
	Pre-refunded 03/01/10,
	Insured: FGIC
	5.375% 03/01/19	2,000,000	2,142,580
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/13	1,000,000	1,107,620
CT Westport
	Series 1999,
	Pre-refunded 07/15/09,
	5.000% 07/15/18	1,890,000	1,986,957
	Series 2000,
	Pre-refunded 08/15/10:
	5.375% 08/15/14	550,000	591,047
	5.375% 08/15/15	1,550,000	1,665,676
	Series 2001,
	Pre-refunded 12/01/11,
	5.000% 12/01/16	1,155,000	1,260,324
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/40	1,000,000	1,061,140
Refunded/Escrowed Total			34,985,370
OTHER TOTAL			38,684,203
OTHER REVENUE – 1.1%
Recreation – 1.1%
CT Development Authority
	Mystic Marinelife Aquarium,
	Series 2007 A,
	LOC: Citibank N.A.
	4.625% 05/01/37	2,000,000	1,891,100
Recreation Total			1,891,100
OTHER REVENUE TOTAL			1,891,100

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – 50.1%
Local General Obligations – 22.0%
CT Bridgeport
	Series 2002 A,
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,725,632
	Series 2004 C,
	Insured: MBIA
	5.250% 08/15/17	1,500,000	1,662,255
CT Colchester
	Series 1997 A,
	Insured: AMBAC
	5.400% 08/15/10	885,000	952,278
CT Danbury
	Series 1995,
	5.625% 02/01/13	200,000	226,670
	Series 2004,
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,395,578
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	723,584
CT Easton
	Series 2001,
	4.750% 10/15/21	855,000	883,737
CT Fairfield
	Series 2004,
	4.500% 01/01/16	1,690,000	1,816,970
CT Farmington
	Series 2002,
	5.000% 09/15/19	820,000	888,158
CT Hartford County Metropolitan District
	Series 1989,
	6.700% 10/01/09(b)	250,000	268,790
	Series 2002,
	5.000% 04/01/19	1,205,000	1,297,038
CT Hartford
	Series 2003,
	Insured: FSA
	4.750% 12/01/15	2,065,000	2,258,718
	Series 2005 C,
	Insured: MBIA
	5.000% 09/01/19	2,085,000	2,363,014
	Series 2006,
	Insured: AMBAC
	5.000% 07/15/22	600,000	645,798
CT Montville
	Series 1994,
	5.300% 12/01/09	370,000	391,586
CT New Britain
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/17	1,165,000	1,304,963

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.375% 11/01/12	995,000	1,114,609
	Series 2003 A,
	Insured: FGIC
	5.250% 11/01/16	1,830,000	2,034,539
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,393,226
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,156,589
CT North Haven
	Series 2007:
	4.750% 07/15/24	1,150,000	1,266,403
	4.750% 07/15/25	1,150,000	1,260,641
CT Regional School District No. 15
	Series 2003,
	Insured: FGIC:
	5.000% 02/01/15	1,105,000	1,242,639
	5.000% 02/01/16	1,025,000	1,160,884
CT Stamford
	Series 2003 B:
	5.250% 08/15/16	1,650,000	1,915,006
	5.250% 08/15/17	1,125,000	1,304,156
CT Watertown
	Series 2005,
	Insured: MBIA
	5.000% 08/01/17	1,060,000	1,198,637
CT Weston
	Series 2004,
	5.250% 07/15/15	1,300,000	1,495,780
CT Westport
	Series 2003,
	5.000% 08/15/18	1,200,000	1,319,292
CT Windham
	Series 2004,
	Insured: MBIA
	5.000% 06/15/15	785,000	883,808
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: FSA
	5.750% 08/01/12	1,500,000	1,584,480
Local General Obligations Total			39,135,458

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – 9.8%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	400,000	442,760
	Series 1993 A,
	5.375% 09/01/08	750,000	764,768
	Series 1998 A,
	Insured: FGIC:
	5.250% 10/01/14	2,100,000	2,155,839
	5.500% 10/01/12	3,250,000	3,618,453
	Series 2003 B,
	Insured: FGIC
	5.000% 01/01/23	800,000	831,600
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	1,000,000	988,250
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(c) 12/01/28	3,000,000	1,052,820
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	Insured: MBIA
	5.250% 07/01/14	2,615,000	2,666,986
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/17	1,870,000	2,118,822
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	2,500,000	2,781,625
Special Non-Property Tax Total			17,421,923
State Appropriated – 4.4%
CT State Certificates of Participation
	Juvenile Training School,
	Series 2001,
	5.250% 12/15/14	1,565,000	1,721,328
CT University of Connecticut
	Series 2002 A,
	5.000% 04/01/10	1,085,000	1,148,190
	Series 2004 A,
	Insured: MBIA
	5.000% 01/15/13	2,000,000	2,202,060
	Series 2007 A,
	4.000% 04/01/24	2,100,000	2,070,369

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	700,000	745,017
State Appropriated Total			7,886,964
State General Obligations – 13.9%
CT State
	Series 1993 E,
	6.000% 03/15/12	975,000	1,103,271
	Series 2000 C,
	5.375% 12/15/10	1,000,000	1,086,130
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,737,510
	Series 2003 E,
	Insured: FGIC
	5.000% 08/15/21	1,000,000	1,055,840
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	683,478
	Series 2005 D,
	Insured: FGIC
	5.000% 11/15/23	4,000,000	4,287,320
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,037,620
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(c) 07/01/14	4,500,000	3,652,155
	6.000% 07/01/16	1,000,000	1,159,520
	Public Improvement:
	Series 1998:
	Insured: FSA
	5.250% 07/01/10	1,250,000	1,323,150
	Insured: MBIA
	5.250% 07/01/15	3,000,000	3,260,580
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/20	3,000,000	3,299,400
	Series 2006 A,
	5.250% 07/01/23	1,000,000	1,016,270
State General Obligations Total			24,702,244
TAX-BACKED TOTAL			89,146,589
UTILITIES – 6.9%
Investor Owned – 1.2%
CT Development Authority
	Pollution Control Revenue,
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	2,000,000	2,048,720
Investor Owned Total			2,048,720

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – 1.2%
CT State Municipal Electric Energy Cooperative Power Supply Systems
	Series 2006 A,
	Insured: AMBAC
	5.000% 01/01/22	2,000,000	2,134,780
Joint Power Authority Total			2,134,780
Municipal Electric – 0.6%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	1,000,000	1,103,980
Municipal Electric Total			1,103,980
Water & Sewer – 3.9%
CT Clean Water Fund
	Series 1993,
	6.000% 10/01/12	1,200,000	1,321,728
	Series 1999,
	5.250% 07/15/11	1,500,000	1,574,310
CT Greater New Haven Water Pollution Control Authority
	Series 2005 A,
	Insured: MBIA
	5.000% 11/15/30	2,500,000	2,559,750
CT South Central Regional Water Authority
	Series 2007 A,
	Insurer: MBIA
	5.250% 08/01/22	1,370,000	1,550,580
Water & Sewer Total			7,006,368
UTILITIES TOTAL			12,293,848

	Total Municipal Bonds (cost of $162,663,597)		169,228,005

		Shares
Investment Company – 0.7%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.010%)	1,311,431	1,311,431

	Total Investment Company (cost of $1,311,431)		1,311,431

10

		Par ($)	Value ($)
Short-Term Obligations – 3.5%
VARIABLE RATE DEMAND NOTES(d) – 3.5%
FL Orange County School Board
	Series 2007 B,
	Insured: FGIC,
	SPA: JPMorgan Chase Bank
	1.900% 08/01/32	100,000	100,000
	Series 2007 C,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.900% 08/01/22	300,000	300,000
FL Pinellas County Health Facilities Authority
	All Children’s Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	4.500% 12/01/15	1,900,000	1,900,000
MO Health & Educational Facilities Authority
	Cox Health Systems,
	Series 2002,
	Insured: AMBAC,
	SPA: Bank of Nova Scotia
	1.900% 06/01/22	300,000	300,000
	St. Louis University:
	Series 2005 A,
	Insured: MBIA,
	SPA: Bank of New York
	4.500% 10/01/35	300,000	300,000
	Series 2006 A,
	Insured: MBIA,
	SPA: Bank of New York
	4.500% 10/01/35	200,000	200,000
TX Harris County Health Facilities Development Corp.
	Texas Children’s Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	2.500% 10/01/29	700,000	700,000
	Texas Medical Center,
	Series 2001,
	Insured: MBIA,
	SPA: Chase Manhattan Bank
	2.650% 09/01/31	300,000	300,000
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JPMorgan Chase Bank
	1.900% 07/01/37	600,000	600,000
TX North Central Health Facility Development Corp.
	Methodist Hospitals of Dallas,
	Series 1985 B,
	Insurer: MBIA,
	SPA: Dexia Credit Local
	2.500% 10/01/15	1,100,000	1,100,000

11

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(d) – (continued)
WA Housing Finance Commission
	Franke Tobey Jones,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	2.040% 09/01/33	200,000	200,000
WY Uinta County
	Chevron Corp.:
	Series 1993,
	2.000% 08/15/20	100,000	100,000
	Series 1997,
	2.000% 04/01/10	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL			6,300,000

	Total Short-Term Obligations (cost of $6,300,000)		6,300,000

	Total Investments – 99.4% (cost of $170,275,028)(e)(f)		176,839,436

	Other Assets & Liabilities, Net – 0.6%		1,016,410

	Net Assets – 100.0%		177,855,846

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

12

(b)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2008, the total market value of securities pledged amounted to $161,274.

(c)	Zero coupon bond.

(d)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2008.

(e)	Cost for federal income tax purposes is $170,259,459.

(f)	Unrealized appreciation and depreciation at January 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$6,909,963	$(329,986)	$6,579,977

At January 31, 2008, the Fund held the following short long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Note 10-Year	45	$5,252,344	$5,252,198	Mar-2008	$(146)

Acronym	Name
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

13

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.0%
EDUCATION – 3.2%
Education – 3.2%
CT Health & Educational Facilities Authority
	Trinity College,
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	1,000,000	1,167,590
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004 B,
	5.250% 04/01/17	610,000	642,409
FL Volusia County Educational Facilities Authority
	Embry-Riddle Aeronautical University,
	Series 1999 A,
	5.750% 10/15/29	2,380,000	2,402,872
IL Finance Authority
	DePaul University,
	Series 2004 A:
	5.375% 10/01/17	1,000,000	1,092,510
	5.375% 10/01/18	2,000,000	2,180,480
KS Development Finance Authority
	Board of Regents Scientific Research,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/19	2,000,000	2,144,360
	Regents-Wichita University,
	Series 2000 B,
	Insured: AMBAC
	5.900% 04/01/15	2,000,000	2,129,940
KS Washburn University
	Topeka Living Learning,
	Series 2004,
	Insured: AMBAC
	5.000% 07/01/18	900,000	963,603
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	604,070
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/12	2,000,000	2,211,680
MD Health & Higher Educational Facilities Authority
	Johns Hopkins University,
	Series 1998,
	6.000% 07/01/10	1,500,000	1,631,190
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,146,740

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,159,990
NY Dormitory Authority
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/21	7,345,000	8,426,478
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/23	5,245,000	5,935,504
	University of Rochester,
	Series 2007 A-1:
	5.000% 07/01/21	6,070,000	6,556,753
	5.000% 07/01/22	4,000,000	4,294,280
PA Erie Higher Education Building Authority
	Mercyhurst College,
	Series 2004 B,
	5.000% 03/15/14	255,000	265,062
PA Higher Educational Facilities Authority
	Bryn Mawr College,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/12	1,500,000	1,663,920
	State Systems Higher Education,
	Series 2001 T,
	Insured: AMBAC
	5.000% 06/15/12	750,000	796,800
	University of Sciences,
	Series 2005 A,
	Insured: XLCA
	5.000% 11/01/16	360,000	381,046
	Widener University,
	Series 2003,
	5.000% 07/15/10	500,000	519,020
PA University
	Series 2002,
	5.250% 08/15/11	1,000,000	1,093,460
RI Health & Educational Building Corp.
	Series 2003,
	Insured: XLCA
	5.250% 04/01/15	1,500,000	1,597,455
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC:
	6.000% 12/01/09	595,000	632,289
	6.000% 12/01/16	500,000	580,860

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
TX Alamo Community College District
	Series 2001,
	Insured: FSA
	5.375% 11/01/16	540,000	589,691
TX Houston Community College System
	Series 2001 A,
	Insured: MBIA
	5.375% 04/15/15	520,000	558,589
TX Public Finance Authority
	Stephen F. Austin University,
	Series 2005,
	Insured: MBIA
	5.000% 10/15/19	2,000,000	2,163,620
TX University of Texas
	Series 2004 A,
	5.250% 08/15/17	2,000,000	2,297,320
	Series 2007 B,
	5.250% 07/01/21	13,680,000	15,617,635
Education Total			73,447,216
EDUCATION TOTAL			73,447,216
HEALTH CARE – 10.8%
Continuing Care Retirement – 2.6%
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/18	1,000,000	1,015,480
FL Lee County Industrial Development Authority
	Shell Point,
	Series 2007,
	5.000% 11/15/22	7,650,000	7,370,545
FL Sarasota County Health Facilities Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/27	4,000,000	3,732,560
FL St. John’s County Industrial Development Authority
	Vicars Landing,
	Series 2007,
	5.000% 02/15/17	1,765,000	1,775,166
IL Finance Authority Revenue
	Monarch Landing, Inc.,
	Series A:
	5.500% 12/01/13	2,200,000	2,173,952
	6.000% 12/01/17	3,590,000	3,539,991
	Sedgebrook, Inc.,
	Series A:
	5.400% 11/15/16	2,165,000	2,155,842
	5.875% 11/15/22	8,000,000	7,840,720

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana,
	Series 2005,
	5.250% 11/15/25	6,000,000	6,103,080
KS Lenexa
	Lakeview Village, Inc.,
	Series 2007,
	5.250% 05/15/22	2,650,000	2,566,976
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007,
	5.000% 10/01/17	2,000,000	1,949,020
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,
	5.250% 04/01/27	1,500,000	1,347,600
MO St. Louis Industrial Development Authority
	St. Andrews Resources for Seniors,
	Series 2007 A,
	6.250% 12/01/26	7,000,000	7,019,600
NC Medical Care Commission
	Givens Estates,
	Series 2007,
	5.000% 07/01/27	6,250,000	5,973,000
NY Nassau County Industrial Development Agency
	Amsterdam Harborside,
	Series 2007 A,
	5.875% 01/01/18	2,375,000	2,382,814
PA Delaware County Authority
	Dunwoody Village, Inc.,
	Series 2003 A,
	5.000% 04/01/09	500,000	508,245
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Village,
	Series 2007,
	5.125% 05/15/27	3,750,000	3,715,688
Continuing Care Retirement Total			61,170,279
Hospitals – 7.9%
AL Health Care Authority for Baptist Health
	Series 2006 D,
	5.000% 11/15/18	2,250,000	2,330,550
AL University at Birmingham Hospital
	Series 2006 A,
	5.000% 09/01/21	2,200,000	2,279,574

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
AR Washington County Hospital
	Washington Regional Medical Center,
	Series 2005 B:
	5.000% 02/01/16	1,000,000	1,035,200
	5.000% 02/01/17	2,000,000	2,063,120
AZ Maricopa County Industrial Development Authority
	Catholic Healthcare West,
	Series 2007 A,
	5.000% 07/01/18	3,500,000	3,724,210
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004,
	4.450% 07/01/26	1,010,000	1,045,562
	Series 2005,
	5.000% 11/15/18	2,500,000	2,640,050
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/19	10,390,000	10,577,955
CA Municipal Finance Authority
	Community Hospital Central California,
	Series 2007:
	5.000% 02/01/21	1,070,000	1,064,843
	5.000% 02/01/22	1,500,000	1,477,755
CA Turlock Health Facility
	Emanuel Medical Center, Inc.,
	Series 2007 B,
	5.000% 10/15/22	3,590,000	3,403,356
FL Escambia County Health Facilities Authority
	Ascension Health,
	Series 2003 A:
	5.250% 11/15/11	2,125,000	2,307,644
	5.250% 11/15/14	1,000,000	1,110,490
FL Highlands County Health Facilities Authority
	Adventist Health Systems:
	Series 2005 A,
	5.000% 11/15/20	1,000,000	1,037,800
	Series 2005 B:
	5.000% 11/15/20	1,000,000	1,037,800
	5.000% 11/15/22	1,000,000	1,028,510
	Adventist Hinsdale Hospital,
	Series 2005 A,
	5.000% 11/15/22	1,000,000	1,028,510
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,
	5.000% 10/01/18	1,000,000	1,032,280

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL Lee Memorial Health System Hospital Board
	Series 2002 A,
	Insured: FSA
	5.750% 04/01/15	1,000,000	1,112,840
FL Marion County Hospital District
	Munroe Regional Medical Center,
	Series 1999,
	5.250% 10/01/11	1,935,000	2,035,272
FL Miami-Dade County Public Facilities
	Series 2005 B,
	Insured: MBIA
	5.000% 06/01/19	2,000,000	2,107,980
FL Orange County Health Facilities Authority
	Series 1996 A,
	Insured: MBIA
	6.250% 10/01/16	1,700,000	1,927,341
FL Sarasota County Public Hospital Board
	Series 1998 B,
	Insured: MBIA
	5.250% 07/01/11	1,750,000	1,883,402
FL South Broward Hospital District
	Series 2003 A,
	Insured: MBIA:
	5.250% 05/01/12	3,955,000	4,294,734
	5.250% 05/01/13	1,500,000	1,639,860
FL St. Petersburg Health Facilities Authority
	All Children’s Hospital,
	Series 2002,
	Insured: AMBAC:
	5.500% 11/15/14	1,720,000	1,892,980
	5.500% 11/15/15	1,995,000	2,195,637
	5.500% 11/15/16	1,980,000	2,180,059
FL Tampa Health Systems
	Catholic Health East,
	Series 1998 A-1,
	Insured: MBIA:
	5.500% 11/15/13	6,080,000	6,768,438
	5.500% 11/15/14	6,000,000	6,733,860
GA Fulton DeKalb Hospital Authority
	Series 2003,
	Insured: FSA
	5.250% 01/01/16	1,000,000	1,107,400
IN Health and Educational Facilities Finance Authority
	Laporte Regional Health System, Inc.,
	Series 2006 B,
	5.000% 02/15/21	3,330,000	3,413,883
KS Lawrence Memorial Hospital
	Series 2003,
	5.250% 07/01/11	1,005,000	1,063,803

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
KS Manhattan Hospital
	Mercy Health Care Center,
	Series 2001,
	Insured: FSA
	5.250% 08/15/10	1,005,000	1,050,285
KS Wichita Hospital
	Series 2001 III,
	6.250% 11/15/18	5,000,000	5,408,900
MA Health & Educational Facilities Authority
	Partners HealthCare System, Inc.,
	Series 2001 C:
	6.000% 07/01/17	45,000	49,960
	6.000% 07/01/14	1,000,000	1,091,740
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	3,000,000	3,050,520
	5.250% 10/01/27	3,700,000	3,606,723
NC Charlotte-Mecklenburg Hospital Authority
	Carolina Healthcare Systems,
	Series 2007 A,
	5.000% 01/15/21	3,715,000	3,850,597
NH Health & Education Facilities Authority
	Southern New Hampshire Medical Center,
	Series 2007,
	5.250% 10/01/23	7,000,000	7,224,490
NM Farmington Hospital
	San Juan Regional Medical Center, Inc.,
	Series 2004 A,
	5.125% 06/01/18	500,000	512,040
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A:
	5.250% 11/15/16	1,750,000	1,842,995
	5.250% 11/15/17	1,250,000	1,315,388
NY Dormitory Authority
	North Shore Long Island Jewish Health,
	Series 2007 A,
	5.000% 05/01/24	1,000,000	1,025,240
	North Shore University Hospital,
	Series 2007:
	5.000% 05/01/21	2,000,000	2,080,520
	5.000% 05/01/22	2,000,000	2,068,720
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005:
	5.000% 08/01/14	730,000	768,011
	5.000% 08/01/15	545,000	572,087

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	1,400,000	1,508,192
OH Lorain County Hospital
	Catholic Healthcare Partnerships,
	Series 2001 A:
	5.625% 10/01/14	6,135,000	6,617,150
	5.625% 10/01/15	3,000,000	3,216,510
	5.625% 10/01/16	3,000,000	3,201,090
OK Development Finance Authority
	Duncan Regional Hospital, Inc.,
	Series 2003 A,
	5.000% 12/01/15	1,545,000	1,645,796
PA Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series 2005 A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	269,248
TN Knox County Health, Educational & Housing Facilities Board
	Fort Sanders Alliance,
	Series 1993,
	Insured: MBIA
	7.250% 01/01/09	300,000	313,110
TN Shelby County Health, Educational & Housing Facilities Board
	Methodist Health Systems,
	Series 1995,
	Insured: MBIA
	6.250% 08/01/09	10,000	10,556
TN Sullivan County Health, Educational & Housing Facilities Board
	Series 2006 C,
	5.000% 09/01/22	3,750,000	3,749,850
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,123,050
TX Harris County Health Facilities Development Corp.
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: MBIA
	6.000% 06/01/13	2,170,000	2,450,299
TX Jefferson County Health Facilities Development Corp.
	Baptist Hospitals,
	Series 2001,
	Insured: AMBAC
	5.200% 08/15/21	3,455,000	3,602,321

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
TX Tarrant County Cultural Education Facilities Finance Corp.
	Texas Health Resources,
	Series 2007 A,
	5.000% 02/15/21	5,000,000	5,172,600
TX Tarrant County Hospital District
	Series 2002,
	Insured: MBIA
	5.500% 08/15/13	1,355,000	1,478,671
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,663,185
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 1999 A,
	5.600% 02/15/29	7,615,000	7,512,959
	Wheaton Franciscan Healthcare,
	Series 2006:
	5.125% 08/15/23	13,065,000	12,851,779
	5.125% 08/15/26	10,000,000	9,567,300
Hospitals Total			182,054,580
Nursing Homes – 0.3%
IA Finance Authority Health Facilities
	Development Care Initiatives,
	Series 2006 A:
	5.250% 07/01/18	2,695,000	2,709,445
	5.500% 07/01/21	1,530,000	1,540,679
MN Eveleth Health Care
	Series 2007,
	5.000% 10/01/17	1,000,000	958,520
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/27	1,350,000	1,225,247
Nursing Homes Total			6,433,891
HEALTH CARE TOTAL			249,658,750
HOUSING – 1.3%
Assisted Living/Senior – 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
	Series 1999 A,
	Guarantor: GNMA
	6.300% 09/20/38	3,715,000	3,884,293
Assisted Living/Senior Total			3,884,293

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – 0.7%
CA ABAG Finance Authority for Nonprofit Corps.
	Northbay Properties II LP,
	Series 2000 A, AMT,
	6.400% 08/15/30	1,000,000	1,015,810
CA Statewide Communities Development Authority
	Irvine Apartment Communities LP,
	Series 1998 A-4,
	5.250% 05/15/25	1,750,000	1,771,315
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2005,
	5.250% 07/01/15	2,150,000	2,034,803
	TCB Shadow Run,
	Series 2000 A,
	5.150% 11/01/30	4,300,000	4,539,166
FL Collier County Finance Authority
	Goodlette Arms,
	Series 2002 A-1,
	4.900% 02/15/32	3,250,000	3,467,652
LA Housing Finance Agency
	Series 2006 A,
	4.750% 12/01/31	1,525,000	1,583,529
NC Medical Care Commission
	ARC/HDS Alamance Housing Corp.,
	Series 2004 A:
	4.650% 10/01/14	550,000	561,985
	5.500% 10/01/24	1,575,000	1,599,460
Multi-Family Total			16,573,720
Single-Family – 0.4%
AZ Tucson & Pima County Industrial Development Authority
	Series 2001 A-1, AMT,
	Guarantor: GNMA:
	6.000% 07/01/21	225,000	227,833
	6.350% 01/01/34	150,000	152,025
FL Escambia County Housing Finance Authority
	Series 1999, AMT,
	Guarantor: GNMA
	4.500% 10/01/09	740,000	756,650
	Series 2000 A, AMT,
	Insured: MBIA
	6.300% 10/01/20	50,000	50,661
FL Housing Finance Agency
	Series 1997-2, AMT,
	Insured: MBIA
	5.750% 07/01/14	835,000	844,319

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
FL Housing Finance Corp.
	Series 1998-1,
	Insured: MBIA:
	4.950% 01/01/11	590,000	599,735
	4.950% 07/01/11	820,000	833,538
KS Sedgwick & Shawnee Counties
	Mortgage Backed Securities Program,
	Series 2003, AMT,
	Guarantor: GNMA
	6.050% 06/01/27	475,000	494,579
NC Housing Finance Agency
	Series 1994 Y,
	6.300% 09/01/15	215,000	215,000
	Series 1997 RR, AMT,
	Insured: FHA
	5.850% 09/01/28	705,000	726,143
NM Mortgage Finance Authority
	Series 1998 B-3,
	Guarantor: GNMA
	5.500% 07/01/28	260,000	263,617
	Series 2001 B-2, AMT,
	Guarantor: GNMA
	6.200% 09/01/32	1,465,000	1,484,924
	Series 2002 B-2, AMT,
	Guarantor: GNMA
	6.350% 03/01/33	1,130,000	1,193,562
	Series 2002 PG-A-2, AMT,
	Guarantor: GNMA
	6.450% 03/01/33	780,000	791,770
OR Housing & Community Services Department Mortgage
	Series 1996 A,
	5.500% 07/01/08	5,000	5,057
	Series 1997 H, AMT,
	5.150% 07/01/09	50,000	50,832
	Series 2000 H,
	Insured: FHA
	5.550% 07/01/21	100,000	102,276
TN Housing Development Agency
	Home Ownership Program,
	Series 1998, AMT,
	4.950% 07/01/10	1,190,000	1,231,567
Single-Family Total			10,024,088
HOUSING TOTAL			30,482,101
INDUSTRIAL – 2.0%
Chemicals – 0.5%
TX Guadalupe Blanco River Authority
	Sewer & Solid Waste Disposal Facility,
	E.I. DuPont de Nemours & Co.,
	Series 1999, AMT,
	5.500% 05/01/29	10,650,000	10,828,494
Chemicals Total			10,828,494

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIAL – (continued)
Forest Products & Paper – 0.9%
FL Bay County Pollution Control
	International Paper Co.,
	Series 1998 A,
	5.100% 09/01/12	2,375,000	2,449,599
FL Escambia County Pollution Control
	International Paper Co.,
	Series 2003 A,
	4.700% 04/01/15	500,000	499,065
LA Morehouse Parish Pollution Control
	International Paper Co.,
	Series 2001 A,
	5.250% 11/15/13	8,525,000	8,891,234
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	2,600,000	2,706,080
TX Gulf Coast Waste Disposal Authority
	Series 2002 A, AMT,
	6.100% 08/01/24	5,750,000	5,865,287
Forest Products & Paper Total			20,411,265
Oil & Gas – 0.5%
CA Southern California Public Power Authority
	Series 2007,
	5.250% 11/01/22	2,500,000	2,607,775
TN Energy Acquisition Corp.
	Series 2006:
	5.250% 09/01/17	4,500,000	4,780,755
	5.250% 09/01/22	5,000,000	5,110,950
Oil & Gas Total			12,499,480
Other Industrial Development Bonds – 0.1%
MI Strategic Fund Limited Obligation
	NSF International,
	Series 2004,
	5.000% 08/01/13	820,000	876,400
PA Industrial Development Authority Economic Development
	Series 2002,
	Insured: AMBAC
	5.250% 07/01/11	1,000,000	1,071,850
Other Industrial Development Bonds Total			1,948,250
INDUSTRIAL TOTAL			45,687,489

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – 18.0%
Other – 1.0%
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.250% 07/01/12	12,000,000	13,072,440
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B:
	5.000% 12/01/13	5,000,000	5,298,950
	5.000% 12/01/15	5,000,000	5,280,100
Other Total			23,651,490
Pool/Bond Bank – 2.9%
FL Gulf Breeze
	Series 1985 C,
	Insured: FGIC
	5.000% 12/01/15	1,000,000	1,028,070
FL Municipal Loan Council
	Series 2002 A,
	Insured: MBIA
	5.500% 05/01/13	1,000,000	1,108,960
	Series 2005 A,
	Insured: MBIA
	5.000% 02/01/19	1,015,000	1,091,703
KS Development Finance Authority
	Water Pollution Control Revolving Fund:
	Series 2001 II,
	5.500% 05/01/14	1,000,000	1,148,830
	Series 2002 II,
	5.500% 11/01/15	105,000	117,052
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	3,092,350
	Series 2004 A,
	5.250% 08/01/17	2,920,000	3,368,512
	Series 2006,
	5.250% 08/01/21	7,500,000	8,721,375
MO Environmental Improvement & Energy Resources Authority
	Series 2004 B,
	5.250% 01/01/18	7,470,000	8,645,330
NY Dormitory Authority
	Series 2002 A,
	Insured: MBIA
	5.250% 10/01/12	2,420,000	2,674,802

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
NY Environmental Facilities Corp.
	Pollution Control,
	Series 1994,
	5.750% 06/15/09	10,000	10,501
	Series 2007,
	5.000% 06/15/19	11,000,000	12,221,000
OH Water Development Authority
	Pollution Control,
	Series 2005 B,
	(a) 06/01/15	2,000,000	1,549,120
PA Delaware Valley Regional Financing Authority
	Local Government:
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,307,500
	Series 2002:
	5.500% 07/01/12	15,000,000	16,527,000
	5.750% 07/01/17	2,000,000	2,339,920
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Insured: FGIC
	5.500% 12/01/22	835,000	876,867
TX Water Development Board
	Series 1999 B,
	5.625% 07/15/21	1,500,000	1,562,310
Pool/Bond Bank Total			68,391,202
Refunded/Escrowed (b) – 11.8%
AL Birmingham Medical Clinic Board
	Baptist Medical Centers,
	Series 1979,
	Escrowed to Maturity,
	8.300% 07/01/08	180,000	184,568
AL Birmingham Waterworks & Sewer Board
	Series 2002 B,
	Pre-refunded 01/01/13,
	Insured: MBIA
	5.000% 01/01/37	15,000,000	16,570,950
AL Birmingham
	Series 2001 A,
	Pre-refunded 11/01/11,
	5.250% 05/01/17	2,000,000	2,213,860
AL Special Care Facilities Financing Authority
	Charity Obligation Group,
	Series 1999 A,
	Escrowed to Maturity,
	4.625% 11/01/10	3,265,000	3,384,564

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
AZ School Facilities Board Certificates of Participation
	Series 2003 A,
	Pre-refunded 03/01/13,
	Insured: MBIA
	5.250% 09/01/14	10,000,000	11,193,300
AZ University of Arizona
	Certificates of Participation,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: AMBAC
	5.500% 06/01/15	455,000	506,219
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	Pre-refunded 06/01/13,
	6.250% 06/01/33	3,500,000	3,915,835
CA Health Facilities Financing Authority
	Catholic West H,
	Series 2004 H,
	Pre-refunded 07/01/11,
	4.450% 07/01/26	90,000	95,864
CA State
	Series 2000,
	Pre-refunded 12/01/10,
	5.000% 12/01/16	3,265,000	3,503,418
CO Douglas County School District No. RE-1
	Series 2001,
	Pre-refunded 12/15/11,
	Insured: MBIA
	5.250% 12/15/13	7,385,000	8,129,851
CT Special Tax Obligation
	Transportation Infrastructure,
	Series 2001 A,
	Pre-refunded 10/01/11,
	Insured: FSA
	5.375% 10/01/17	1,000,000	1,100,460
FL Brevard County
	Series 2000,
	Pre-refunded 08/01/10,
	Insured: FSA
	6.000% 08/01/14	1,195,000	1,311,979
FL Broward County
	Series 2001 A,
	Pre-refunded 01/01/11,
	5.250% 01/01/14	1,025,000	1,113,324
FL Hillsborough County School Board District
	Series 2002,
	Pre-refunded 10/01/11,
	Insured: AMBAC
	5.375% 10/01/13	1,060,000	1,165,322

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
FL Marion County Hospital District
	Munroe Regional Medical Center,
	Series 1999,
	Pre-refunded 10/01/09,
	5.250% 10/01/11	90,000	95,363
FL Miami-Dade County School Board
	Series 2001 A,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 05/01/10	2,000,000	2,136,740
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	4,705,000	5,656,774
	Series 1996 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 10/01/16	115,000	137,140
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	1,800,000	2,177,874
FL Orlando Utilities Commission
	Series 2002 C,
	Pre-refunded 10/01/12,
	5.250% 10/01/16	1,290,000	1,435,976
FL Pinellas County Housing Authority
	Affordable Housing,
	Series 2001,
	Escrowed to Maturity,
	Insured: FSA
	4.600% 12/01/10	7,000,000	7,421,750
FL Port St. Lucie Utilities
	Series 2003,
	Pre-refunded 09/01/13,
	Insured: MBIA
	5.000% 09/01/16	1,000,000	1,116,080
FL Reedy Creek Improvement District Utilities
	Series 2003 1,
	Pre-refunded 10/01/13,
	Insured: MBIA
	5.250% 10/01/15	1,490,000	1,684,579
FL Seminole County Sales Tax
	Series 2001,
	Pre-refunded 10/01/11,
	Insured: FGIC
	5.375% 10/01/13	1,295,000	1,436,453

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
FL South Broward Hospital District
	Series 2002,
	Pre-refunded 05/01/12:
	5.500% 05/01/22	1,000,000	1,120,890
	5.600% 05/01/27	4,000,000	4,499,520
GA Municipal Electric Authority
	Series 1998 Y:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	165,000	185,820
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	45,000	49,986
HI Honolulu City & County
	Series 1995 A,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 11/01/10	500,000	548,260
HI University of Hawaii
	Series 2002 A,
	Pre-refunded 07/15/12,
	Insured: FGIC
	5.500% 07/15/14	1,000,000	1,118,970
IL Chicago Board of Education
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.600% 12/01/18	1,300,000	1,414,855
IL Chicago Housing Authority
	Capital Program,
	Series 2001:
	Escrowed to Maturity,
	5.250% 07/01/12	5,975,000	6,618,328
	Pre-refunded 07/01/12,
	5.375% 07/01/13	5,000,000	5,559,850
IL Health Facilities Authority
	Galesburg Cottage Hospital,
	Series 2000,
	Pre-refunded 05/01/10,
	Insured: RAD
	6.000% 05/01/15	1,500,000	1,618,890
IL State
	Series 2002,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.375% 12/01/13	10,000,000	11,224,400
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	2,841,574
KS Department of Transportation
	Series 1998,
	Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,817,755

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
KS Development Finance Authority
	Water Pollution Revolving Fund II,
	Series 2002,
	Pre-refunded 11/01/12,
	5.500% 11/01/15	895,000	1,007,806
KS Labette County Single Family Mortgage
	Capital Accumulator Bonds,
	Series 1998 A,
	Escrowed to Maturity,
	(a) 12/01/14	2,175,000	1,740,261
KS Shawnee County Unified School District No. 501
	Series 2002,
	Pre-refunded 02/01/12,
	5.000% 02/01/14	1,000,000	1,089,310
KS Shawnee County
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.250% 09/01/17	1,660,000	1,844,858
KS Wyandotte County School District No. 204
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	6.375% 09/01/11	365,000	413,275
KS Wyandotte County School District No. 500
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.000% 09/01/20	1,890,000	2,080,210
MA Bay Transportation Authority
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	2,750,000	2,969,697
MA Health & Educational Facilities Authority
	Partners Healthcare Systems,
	Series 2001 C,
	Pre-refunded 07/01/11,
	6.000% 07/01/17	1,205,000	1,353,336
MA State
	Series 2000 B,
	Pre-refunded 06/01/10,
	5.250% 06/01/17	1,500,000	1,596,390
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/16	3,000,000	3,306,360

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
ME Municipal Bond Bank
	Series 2000 D,
	Pre-refunded 11/01/10,
	Insured: MBIA
	5.700% 11/01/21	1,000,000	1,097,960
	Series 2002 A,
	Pre-refunded 11/01/11,
	5.375% 11/01/16	355,000	391,302
MI Building Authority
	Series 2003 II,
	Pre-refunded 10/15/13,
	Insured: MBIA
	5.000% 10/15/17	1,000,000	1,118,250
NJ Health Care Facilities Financing Authority
	Atlantic Health Systems,
	Series 1997 A,
	Escrowed to Maturity,
	Insured: AMBAC
	6.000% 07/01/12	1,500,000	1,706,760
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	4,000,000	4,793,960
NJ Transportation Trust Fund Authority
	Series 1999 A,
	Escrowed to Maturity,
	5.625% 06/15/14	2,000,000	2,315,180
NJ Turnpike Authority
	Series 2000 A,
	Escrowed to Maturity,
	Insured: MBIA:
	6.000% 01/01/11	875,000	963,200
	6.000% 01/01/13	925,000	1,065,563
NV Clark County School District
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: MBIA
	6.000% 06/15/16	635,000	688,461
NY Dormitory Authority
	Columbia University,
	Series 2001 A,
	Pre-refunded 07/01/11,
	5.250% 07/01/20	2,000,000	2,203,600
NY Environmental Facilities Corp.
	Series 1994,
	Escrowed to Maturity,
	5.750% 06/15/09	50,000	52,505
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	3,000,000	3,474,570
	Series 1998 A,
	Pre-refunded 07/01/11,
	Insured: FSA
	5.500% 07/01/15	1,530,000	1,683,076

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
	Series 1998 R,
	Escrowed to Maturity,
	5.500% 07/01/14	1,740,000	1,779,776
NY New York City Transitional Finance Authority
	Series 1998 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	170,000	192,000
NY New York City
	Series 2002 G,
	Pre-refunded 08/01/12,
	5.750% 08/01/18	380,000	430,491
OH London City School District
	Series 2001,
	Pre-refunded 12/01/11,
	Insured: FGIC
	5.500% 12/01/15	375,000	415,868
OH Water Development Authority
	Water Pollution Control,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	6,120,990
OR Department of Transportation
	Highway User Tax,
	Series 2000,
	Pre-refunded 11/15/10,
	5.750% 11/15/15	2,000,000	2,182,720
OR Portland Airport Way Urban Renewal & Redevelopment Tax Increment
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: AMBAC
	6.000% 06/15/15	750,000	820,425
PA Central Duaphin School District
	Series 1998 AA,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 12/01/13	205,000	229,719
PA Chambersburg Area School District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.000% 06/15/12	300,000	324,852
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/21	2,210,000	1,254,926
PA Ephrata Area School District
	Series 2001 A,
	Pre-refunded 10/15/11,
	Insured: FGIC
	5.000% 04/15/14	750,000	817,328

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.500% 12/01/22	165,000	179,363
PA Philadelphia School District
	Series 2000 A,
	Pre-refunded 02/01/11,
	Insured: FSA
	5.750% 02/01/13	1,000,000	1,096,500
	Series 2002 A,
	Pre-refunded 02/01/12,
	Insured: FSA
	5.500% 02/01/15	1,000,000	1,110,180
PA State
	Series 2001,
	Pre-refunded 01/15/11,
	5.125% 01/15/16	10,000,000	10,868,200
PA Warwick School District
	Lancaster County,
	Series 2001,
	Pre-refunded 08/15/11,
	Insured: FGIC
	5.250% 02/15/12	750,000	821,033
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/17	1,000,000	1,149,840
TN Madison County
	Series 2002,
	Pre-refunded 04/01/12,
	5.000% 04/01/13	1,160,000	1,267,300
TX Alamo Community College District
	Series 2001,
	Pre-refunded 11/01/11,
	Insured: FSA
	5.375% 11/01/16	460,000	507,040
TX Comal Independent School District
	Series 2001,
	Pre-refunded 02/01/11,
	Guarantor: PSFG
	5.500% 02/01/14	575,000	625,479
TX Dallas Waterworks & Sewer Systems
	Series 2001,
	Pre-refunded 04/01/11,
	5.000% 10/01/16	7,300,000	7,861,297
TX Dallas
	Series 2001,
	Pre-refunded 04/01/11,
	5.000% 10/01/12	1,300,000	1,399,957

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
TX Grapevine
	Series 2000,
	Pre-refunded 08/15/10,
	Insured: FGIC
	5.800% 08/15/19	1,000,000	1,084,790
TX Harris County Health Facilities Development Corp.
	St. Lukes Episcopal Hospital,
	Series 2001,
	Pre-refunded 08/15/11,
	SPA: JPMorgan Chase & Co.
	5.625% 02/15/16	2,780,000	3,071,455
TX Harris County
	Series 1992,
	Escrowed to Maturity,
	6.000% 12/15/10	1,000,000	1,100,540
TX Houston Area Water Corp.
	Series 2002,
	Pre-refunded 03/01/12,
	Insured: FGIC
	5.500% 03/01/18	3,000,000	3,330,360
TX Houston Community College System
	Series 2001 A,
	Pre-refunded 04/15/11,
	Insured: MBIA
	5.375% 04/15/15	480,000	522,811
TX Houston
	Series 1979,
	Escrowed to Maturity,
	6.400% 12/01/14	4,965,000	5,557,672
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,423,484
TX North Central Health Facilities Development Corp.
	Presbyterian Healthcare Residential,
	Series 1996 B,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 06/01/16	10,000,000	11,348,900
TX North Harris Montgomery Community College District
	Series 2002,
	Pre-refunded 02/15/12,
	Insured: FGIC
	5.375% 02/15/16	965,000	1,065,669
TX Northside Independent School District
	Series 2002 A,
	Pre-refunded 02/15/12,
	Guarantor: PSFG
	5.250% 02/15/20	2,485,000	2,732,407

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
TX San Antonio
	Series 2001,
	Escrowed to Maturity,
	5.250% 08/01/13	20,000	22,545
	Series 2002,
	Escrowed to Maturity:
	5.000% 08/01/10	145,000	154,324
	5.000% 02/01/11	30,000	32,202
	Series 2003,
	Escrowed to Maturity,
	5.000% 08/01/09	120,000	125,100
TX Spring Branch Independent School District
	Series 2001,
	Pre-refunded 02/01/11,
	Guarantor: PSFG
	5.375% 02/01/18	1,820,000	1,973,244
TX State
	Series 1999,
	Pre-refunded 08/01/09,
	5.250% 08/01/21	105,000	109,848
TX Tarrant County Health Facilities Development Corp.
	Harris Methodist Health Systems,
	Series 1994,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 09/01/10	1,000,000	1,050,730
TX University of Texas
	Series 2001 B,
	Pre-refunded 08/15/11,
	5.375% 08/15/15	2,500,000	2,734,850
	Series 2003 A,
	Pre-refunded 08/15/13,
	5.375% 08/15/15	1,000,000	1,129,500
TX Waxahachie Independent School District
	Series 2000,
	Pre-refunded 08/15/10,
	Guarantor: PSFG:
	(a) 08/15/15	4,545,000	3,109,371
	(a) 08/15/17	5,365,000	3,199,954
VA Arlington County Industrial Development Authority
	Virginia Hospital Center,
	Series 2001,
	Pre-refunded 07/01/11,
	5.500% 07/01/14	4,180,000	4,623,623
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Refunded to various dates/prices,
	5.250% 06/01/19	2,500,000	2,666,625
WA King County
	Series 2002,
	Escrowed to Maturity,
	5.500% 12/01/13	970,000	1,112,930

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed (b) – (continued)
WA Port of Seattle
	Series 2000 A,
	Pre-refunded 08/01/10,
	Insured: MBIA
	5.500% 02/01/26	2,625,000	2,825,497
WA State
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.625% 07/01/13	1,000,000	1,076,970
WI State
	Series 2000 C,
	Pre-refunded 05/01/10,
	Insured: MBIA
	5.550% 05/01/21	2,000,000	2,138,920
	Series 2000 D,
	Pre-refunded 05/01/11,
	Insured: MBIA
	5.500% 05/01/16	2,000,000	2,188,260
WV Hospital Finance Authority
	Charleston Area Medical Center:
	Series 1993 A,
	Escrowed to Maturity,
	6.500% 09/01/23	3,980,000	4,930,225
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/22	7,875,000	8,761,331
Refunded/Escrowed Total			272,922,652
Tobacco – 2.3%
AK Development Finance Authority
	Tobacco Settlement,
	Series 2006,
	Insured: AMBAC
	(a) 07/01/21	1,400,000	758,562
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	5,000,000	4,387,950
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/34	2,500,000	2,476,900
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.625% 06/01/26	13,300,000	11,617,284
	5.000% 06/01/29	7,500,000	6,628,200
NY TSASC, Inc.
	Series 2006 1,
	5.000% 06/01/26	10,000,000	9,737,100

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.125% 06/01/24	12,000,000	11,593,440
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	6.000% 06/01/17	5,000,000	5,096,150
Tobacco Total			52,295,586
OTHER TOTAL			417,260,930
OTHER REVENUE – 0.4%
Recreation – 0.4%
FL Board of Education
	Series 2002 A,
	Insured: FGIC:
	5.250% 07/01/18	2,675,000	2,894,751
	5.375% 07/01/17	1,450,000	1,596,856
	5.500% 07/01/12	1,000,000	1,111,850
OK Chickasaw Nation Health Systems
	Series 2007,
	5.375% 12/01/17 (c)	4,500,000	4,598,640
Recreation Total			10,202,097
OTHER REVENUE TOTAL			10,202,097
RESOURCE RECOVERY – 0.7%
Disposal – 0.1%
IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,
	5.050% 01/01/10	4,000,000	4,081,080
Disposal Total			4,081,080
Resource Recovery – 0.6%
FL Palm Beach County Solid Waste Authority
	Series 1997 A,
	Insured: AMBAC
	6.000% 10/01/10	5,000,000	5,439,750
NY Niagara County Industrial Development Agency
	Series 2001 B, AMT,
	5.550% 11/15/24	8,000,000	8,123,200
Resource Recovery Total			13,562,950
RESOURCE RECOVERY TOTAL			17,644,030
TAX-BACKED – 44.5%
Local Appropriated – 2.2%
CA Orange County Public Financing Authority
	Series 2005,
	Insured: MBIA
	5.000% 07/01/16	10,000,000	11,142,900

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA San Bernardino County
	Certificates of Participation,
	Series 2002 A,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,097,210
FL Broward County School Board
	Certificates of Paticipation,
	Series 2006,
	Insured: FSA
	5.000% 07/01/14	1,580,000	1,743,751
FL Broward County
	Certificates of Participation,
	Series 2004,
	Insured: MBIA
	5.000% 06/01/13	1,000,000	1,075,480
FL Collier County School Board
	Certificates of Participation,
	Series 2002,
	Insured: FSA
	5.000% 02/15/13	1,500,000	1,610,640
FL Flagler County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/18	2,320,000	2,510,750
FL Hillsborough County School Board
	Certificates of Participation,
	Series 1998 A,
	Insured: MBIA
	5.500% 07/01/14	2,000,000	2,219,560
FL Lake County School Board
	Certificates of Participation,
	Series 2006 C,
	Insured: AMBAC
	5.250% 06/01/18	1,500,000	1,682,730
FL Miami-Dade County School Board
	Series 2006,
	Insured: AMBAC
	4.750% 11/01/23	1,000,000	1,009,420
FL Orange County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/18	1,000,000	1,060,120
KS Johnson County Park & Recreation District
	Certificates of Participation,
	Series 2003 A,
	Insured: MBIA
	4.000% 09/01/15	100,000	103,026

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
MI Grand Rapids Building Authority
	Series 1998:
	5.000% 04/01/12	1,205,000	1,315,969
	5.000% 04/01/13	1,000,000	1,105,110
	5.000% 04/01/14	1,415,000	1,577,824
SC Berkeley County School District
	Series 2003,
	5.250% 12/01/18	1,000,000	1,055,940
SC Charleston Educational Excellence Financing Corp.
	Charleston County School District,
	Series 2005,
	5.250% 12/01/24	10,000,000	10,463,000
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/17	2,000,000	2,131,080
SC Greenville County School District
	Series 2005,
	5.500% 12/01/18	5,000,000	5,735,400
SC Newberry Investing in Childrens Education
	Series 2005,
	5.250% 12/01/19	1,500,000	1,549,470
Local Appropriated Total			50,189,380
Local General Obligations – 13.9%
AK Anchorage
	Series 2002 B,
	Insured: MBIA
	5.250% 07/01/10	10,600,000	11,312,744
	Series 2004 B,
	Insured: AMBAC
	5.250% 12/01/15	5,000,000	5,669,800
AZ Maricopa County Unified High School District No. 210
	Series 2003,
	Insured: MBIA
	5.000% 07/01/15	6,300,000	7,074,207
AZ Maricopa County Unified School District No. 69
	Paradise Valley,
	Series 1995,
	Insured: MBIA
	6.350% 07/01/10	500,000	546,905
AZ Tucson
	Series 1998,
	5.500% 07/01/18	4,760,000	5,479,902
CA Carlsbad Unified School District
	Series 1997,
	Insured: FGIC
	(a) 11/01/14	300,000	235,011

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Los Angeles Unified School District
	Series 2007 A-1,
	Insured: FSA
	4.500% 07/01/24	4,000,000	4,052,000
	Series 2007,
	Insured: FSA
	5.000% 07/01/20	6,230,000	6,881,907
CA Manteca Unified School District
	Series 2006,
	Insured: MBIA
	(a) 08/01/24	5,000,000	2,253,050
CA Monrovia Unified School District
	Series 2005,
	Insured: MBIA
	5.250% 08/01/21	5,600,000	6,358,632
CA Natomas Unified School District
	Series 1999,
	Insured: MBIA
	5.850% 03/01/15	250,000	293,363
CA San Mateo County Community College
	Series 2006 A,
	Insured: MBIA
	(a) 09/01/20	9,310,000	5,403,896
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/20	1,000,000	566,330
CA West Contra Costa Unified School District
	Series 2005,
	Insured: FGIC
	(a) 08/01/20	7,285,000	4,141,231
CO Adams County School District No. 12
	Series 1995 A,
	Insured: MBIA
	(a) 12/15/12	1,300,000	1,116,908
FL Palm Beach County
	Series 1998,
	5.500% 12/01/11	2,000,000	2,220,660
FL Reedy Creek Improvement District
	Series 2004 A,
	Insured: MBIA
	5.000% 06/01/17	1,000,000	1,088,870
IL Chicago Board of Education
	Series 1996,
	Insured: MBIA
	6.250% 12/01/12	2,100,000	2,415,546
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	5,000,000	5,735,800

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Chicago City Colleges Capital Improvement
	Series 1999,
	Insured: FGIC
	6.000% 01/01/11	5,195,000	5,571,430
IL Chicago Park District
	Series 1997,
	Insured: AMBAC
	5.250% 01/01/12	360,000	360,817
IL Chicago
	Series 1999,
	Insured: FGIC
	5.250% 01/01/18	7,540,000	8,489,211
	Series 2000 C,
	Insured: FGIC
	5.750% 01/01/13	190,000	204,805
	Series 2004 A,
	Insured: FSA
	5.250% 01/01/17	1,000,000	1,109,110
IL Du Page County School District
	Series 1997,
	Insured: FGIC
	6.750% 02/01/11	1,145,000	1,280,683
IL Kendall & Kane Counties Community Unified School District No. 115
	Series 2002,
	Insured: FGIC
	(a) 01/01/17	3,650,000	2,546,167
KS Johnson County Unified School
	District No. 231,
	Series 2001 A,
	Insured: FSA
	5.500% 10/01/15	50,000	58,260
	District No. 232,
	Series 2004,
	Insured: MBIA
	5.000% 09/01/15	150,000	166,568
KS Leavenworth County Unified School District No. 464
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/19	1,030,000	1,118,735
KS Montgomery County Unified School District No. 445
	Series 2002,
	Insured: FGIC
	6.250% 04/01/12	1,065,000	1,213,908
KS Reno County Unified School District No. 313
	Series 1996 B,
	Insured: FSA
	5.900% 09/01/10	995,000	1,084,610

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
KS Shawnee County Unified School District No. 437
	Series 2001,
	Insured: FSA
	5.500% 09/01/13	1,555,000	1,703,440
KS Shawnee County
	Series 1998 A,
	5.125% 09/01/10	1,320,000	1,405,892
KS Wyandotte County Unified School District No. 204
	Series 2000 A,
	Insured: FSA
	6.375% 09/01/11	135,000	153,059
KY Turnpike Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 07/01/13	1,000,000	1,125,700
MI Detroit City School District
	Series 2002 A,
	Insured: FGIC
	6.000% 05/01/19	2,000,000	2,392,100
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	2,000,000	2,185,480
MN Elk River Independent School District No. 728
	Series 2001 A,
	Insured: MBIA
	5.000% 02/01/17	2,000,000	2,125,940
NC Cary Water & Public Improvement
	Series 2001,
	5.000% 03/01/13	4,300,000	4,633,379
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: FGIC
	5.250% 05/01/17	3,600,000	3,857,760
NH Manchester
	Series 2004,
	Insured: MBIA:
	5.500% 06/01/18	4,215,000	4,899,937
	5.500% 06/01/19	4,450,000	5,177,708
NV Clark County School District
	Series 2001 C,
	Insured: FGIC
	5.375% 06/15/13	8,895,000	9,830,665
	Series 2003,
	Insured: MBIA
	5.000% 06/15/16	10,760,000	11,735,394

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NY New York City
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,754,850
	Series 2002 E,
	Insured: MBIA
	5.625% 08/01/15	1,000,000	1,110,710
	Series 2002 G:
	5.750% 08/01/18	620,000	675,490
	Insured: MBIA:
	5.625% 08/01/13	2,500,000	2,791,400
	5.750% 08/01/11	14,400,000	15,967,728
	Series 2005 D,
	5.000% 08/01/13	4,000,000	4,392,840
	Series 2005,
	5.000% 08/01/20	10,000,000	10,667,600
	Series 2007 D-1,
	5.000% 12/01/21	5,900,000	6,311,525
OH Cleveland
	Series 2005,
	Insured: AMBAC
	5.500% 10/01/16	7,710,000	8,894,256
OH Forest Hills Local School District
	Series 1997,
	Insured: MBIA
	6.000% 12/01/10	1,460,000	1,608,570
OH Marion City School District
	Series 2000,
	Insured: FSA
	6.500% 12/01/14	500,000	607,890
OH Mason City School District
	Series 2005,
	Insured: FGIC:
	5.250% 12/01/19	2,250,000	2,547,472
	5.250% 12/01/21	3,000,000	3,371,790
OR Linn County Community School District No. 9 Lebanon
	Series 2001,
	Insured: MBIA
	5.250% 06/15/17	1,120,000	1,202,891
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	2,880,725
PA Northampton County
	Series 1999,
	5.000% 08/15/16	345,000	357,461
PA Oxford Area School District
	Series 2001 A,
	Insured: FGIC
	5.250% 02/15/11	500,000	538,925

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
PA Philadelphia School District
	Series 2004 D,
	Insured: FGIC
	5.000% 06/01/15	250,000	268,435
PA Philadelphia
	Series 2003 A,
	Insured: XLCA
	5.250% 02/15/15	315,000	337,822
PA Pittsburgh School District
	Series 2002,
	Insured: FSA
	5.500% 09/01/12	500,000	559,275
PA Pittsburgh
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/17	170,000	181,903
PA Scranton School District
	Series 1998,
	Insured: AMBAC
	4.750% 04/01/08	235,000	235,959
PA Upper St. Clair Township School District
	Series 2002,
	Insured: FSA
	5.375% 07/15/13	1,000,000	1,105,110
PA Westmoreland County
	Series 1997,
	Insured: FGIC
	(a) 12/01/18	1,000,000	633,400
SC Charleston County School District
	Series 2001,
	5.000% 02/01/14	850,000	916,521
TN Anderson County
	Series 2001,
	Insured: FSA
	5.000% 04/01/13	1,535,000	1,638,520
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2004 B-5-A,
	Insured: FGIC
	5.000% 06/01/16	1,075,000	1,158,560
TN Chattanooga
	Series 2005 A,
	Insured: FSA
	5.000% 09/01/14	4,150,000	4,658,209
TN Dickson County
	Series 2002,
	Insured: FGIC
	5.000% 03/01/14	1,000,000	1,113,320

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2003,
	Insured: FGIC
	5.000% 06/01/14	1,000,000	1,091,410
TN Franklin Special School District
	Series 1999,
	Insured: FSA
	(a) 06/01/20	2,000,000	1,203,640
TN Hamilton County
	Series 1998 B,
	5.100% 08/01/24	500,000	560,165
TN Kingsport
	Series 2004,
	Insured: AMBAC
	5.000% 03/01/14	1,000,000	1,102,710
TN Lawrenceburg Public Building Authority
	Series 2001 B,
	Insured: FSA
	5.500% 07/01/16	1,330,000	1,450,285
TN Madison County
	Series 2002,
	5.000% 04/01/13	390,000	423,669
TN Overton County
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	1,000,000	1,107,790
TX Aldine Independent School District
	Series 2005,
	Guarantor: PSFG
	5.250% 02/15/15	1,655,000	1,841,866
TX Barbers Hill Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/22	1,030,000	1,083,282
TX Brownsville Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 08/15/15	1,000,000	1,118,510
TX Brownwood Independent School District
	Series 2005,
	Insured: FGIC
	5.250% 02/15/17	1,310,000	1,446,148
TX Carrollton-Farmers Branch Independent School District
	Series 2005 A,
	Insured: MBIA
	5.000% 02/15/14	1,280,000	1,416,179

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Cedar Hill Independent School District
	Series 2000,
	Guarantor: PSFG
	(a) 08/15/16	1,460,000	889,563
TX Comal Independent School District
	Series 2001,
	Guarantor: PSFG
	5.500% 02/01/14	425,000	458,907
TX Conroe Independent School District
	Series 2005 C,
	Guarantor: PSFG
	5.000% 02/15/19	1,650,000	1,781,621
TX Corpus Christi
	Series 2002,
	Insured: FSA
	5.500% 09/01/15	1,655,000	1,836,885
TX Dickinson Independent School District
	Series 2006,
	Guarantor: PSFG
	5.000% 02/15/20	2,405,000	2,599,637
TX Duncanville Independent School District
	Series 2005,
	Guarantor: PSFG
	(a) 02/15/22	2,000,000	1,066,980
TX El Paso
	Series 2005,
	Insured: FGIC
	5.250% 08/15/14	2,000,000	2,245,540
TX Fort Bend Independent School District
	Series 2000,
	Guarantor: PSFG
	5.250% 08/15/19	1,000,000	1,049,340
TX Harris County
	Series 2001,
	5.000% 10/01/12	10,990,000	11,845,242
TX Houston
	Series 2005 D,
	Insured: AMBAC
	5.000% 03/01/17	1,000,000	1,095,520
	Series 2005 E,
	Insured: AMBAC
	5.000% 03/01/20	2,525,000	2,700,210
TX Irving
	Series 2005 A,
	5.000% 11/15/18	2,000,000	2,186,780
TX Johnson City Independent School District
	Series 2003,
	Guarantor: PSFG
	3.000% 02/15/09	50,000	50,473

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Katy Independent School District
	Series 1992,
	Guarantor: PSFG
	(a) 08/15/11	1,775,000	1,611,469
TX La Joya Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/20	1,000,000	1,072,150
TX La Marque Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/21	1,740,000	1,821,902
TX Laredo
	Series 2005,
	Insured: AMBAC
	5.000% 08/15/20	1,065,000	1,140,434
TX North Harris Montgomery Community College District
	Series 2001,
	Insured: MBIA
	5.375% 02/15/16	420,000	441,248
	Series 2002,
	Insured: FGIC
	5.375% 02/15/16	35,000	37,981
TX Northside Independent School District
	Series 2002 A,
	Guarantor: PSFG
	5.250% 02/15/20	800,000	858,216
TX Pearland
	Series 2005,
	Insured: MBIA
	5.000% 03/01/24	2,525,000	2,649,154
TX Rio Grande City Consolidated Independent School District
	Series 2002,
	Guarantor: PSFG
	5.000% 08/15/19	1,190,000	1,269,444
TX San Antonio Independent School District
	Series 2001 B,
	Guarantor: PSFG
	(a) 08/15/11	3,500,000	3,177,545
TX San Antonio
	Series 2001,
	5.000% 08/01/10	7,855,000	8,364,868
TX San Benito Consolidated Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/16	2,260,000	2,497,006

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX Sherman Independent School District
	Series 2005 A,
	Guarantor: PSFG
	5.000% 02/15/16	1,000,000	1,104,870
TX Spring Branch Independent School District
	Series 2001,
	Guarantor: PSFG
	5.375% 02/01/18	965,000	1,024,869
TX Waxahachie Independent School District
	Series 2000,
	Guarantor: PSFG:
	(a) 08/15/15	210,000	141,616
	(a) 08/15/17	245,000	143,864
TX Webb County
	Series 2005,
	Insured: AMBAC
	5.000% 02/01/17	1,600,000	1,745,264
TX West University Place
	Series 2002,
	5.500% 02/01/15	1,440,000	1,580,270
TX White Settlement Independent School District
	Series 2003,
	Guarantor: PSFG
	5.375% 08/15/19	1,910,000	2,099,969
TX Williamson County
	Series 2005,
	Insured: MBIA
	5.000% 02/15/16	1,985,000	2,186,616
WA Clark County School District No. 117
	Series 1998,
	Insured: AMBAC
	5.000% 12/01/12	1,805,000	1,981,998
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/16	1,000,000	710,370
WA King & Snohomish Counties School District
	Series 1993,
	Insured: FGIC
	5.600% 12/01/10	6,150,000	6,503,809
WA Seattle
	Series 1998 A,
	5.500% 03/01/11	1,370,000	1,495,766

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
WA Spokane County School District No. 354
	Series 1998,
	Insured: FGIC
	5.250% 12/01/11	1,600,000	1,753,072
WI Milwaukee County
	Series 2001 A:
	5.000% 10/01/12	2,500,000	2,702,100
	5.000% 10/01/13	2,500,000	2,692,100
Local General Obligations Total			323,226,999
Special Non-Property Tax – 10.0%
AZ Scottsdale Municipal Property Corp.
	Series 2006,
	5.000% 07/01/21	3,000,000	3,407,730
CA Economic Recovery
	Series 2004 A,
	Insured: MBIA:
	5.000% 07/01/11	1,500,000	1,625,115
	5.000% 07/01/15	5,000,000	5,501,450
CA Los Angeles County Metropolitan Transportation Authority
	Series 2003 A,
	Insured: FSA:
	5.000% 07/01/17	6,280,000	6,885,392
	5.000% 07/01/18	7,700,000	8,308,531
CA San Francisco Bay Area Rapid Transit District
	Series 2005 A,
	Insured: MBIA
	5.000% 07/01/20	2,040,000	2,196,590
CO Department of Transportation
	Series 2002 B,
	Insured: MBIA:
	5.500% 06/15/14	3,000,000	3,425,040
	5.500% 06/15/15	1,000,000	1,149,520
CT Special Tax Obligation
	Series 2001 B,
	Insured: FSA
	5.375% 10/01/12	1,000,000	1,093,850
FL Broward County Professional Sports Facilities
	Series 2006 A,
	Insured: AMBAC
	5.000% 09/01/18	2,500,000	2,703,250
FL Hillsborough County Individual Development Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 09/01/15	2,335,000	2,561,145

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
FL Jacksonville Guaranteed Entitlement Improvement
	Series 2002,
	Insured: FGIC:
	5.375% 10/01/18	3,450,000	3,744,664
	5.375% 10/01/19	3,720,000	4,037,725
FL Jacksonville Sales Tax
	Series 2001,
	Insured: FGIC
	5.500% 10/01/12	2,000,000	2,213,380
	Series 2002,
	Insured: FGIC
	5.375% 10/01/18	1,000,000	1,083,620
	Series 2003,
	Insured: MBIA
	5.250% 10/01/19	1,080,000	1,171,714
FL Jacksonville
	Series 2003 C, AMT,
	Insured: MBIA
	5.250% 10/01/19	1,750,000	1,843,065
FL Lee County
	Series 1997 A,
	Insured: MBIA
	5.750% 10/01/11	1,000,000	1,102,630
FL Osceola County Tourist Development Tax
	Series 2002 A,
	Insured: FGIC
	5.500% 10/01/14	1,555,000	1,715,709
FL Palm Beach County Public Improvement
	Series 2004,
	5.000% 08/01/17	1,000,000	1,104,700
FL Polk County Transportation Improvement
	Series 2004,
	Insured: FSA
	5.000% 12/01/25	1,000,000	1,057,470
FL Tampa Sports Authority
	Series 1995,
	Insured: MBIA:
	5.750% 10/01/15	2,500,000	2,796,700
	5.750% 10/01/20	1,000,000	1,169,850
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1998 A,
	Insured: MBIA
	6.250% 07/01/10	1,000,000	1,089,850
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(a) 12/15/17	2,540,000	1,711,376

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/11	1,750,000	2,032,188
IL State
	Series 2002,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,128,510
KS Wichita
	Series 2003-772,
	Insured: FGIC
	4.250% 09/01/16	1,260,000	1,301,593
KS Wyandotte County Unified Government
	Series 2005 B,
	4.750% 12/01/16	2,000,000	2,010,280
MA Bay Transportation Authority
	Series 2000 A,
	5.750% 07/01/14	250,000	268,355
MA State
	Series 2005 A,
	Insured: FSA
	5.500% 06/01/16	13,615,000	15,807,968
MD Department of Transportation
	Series 2002,
	5.500% 02/01/15	3,750,000	4,333,612
MI Trunk Line
	Series 1998 A:
	5.250% 11/01/10	1,500,000	1,616,250
	5.500% 11/01/16	2,000,000	2,322,040
	Series 2005,
	Insured: FSA
	5.250% 11/01/17	5,050,000	5,809,570
NJ Economic Development Authority
	Series 2004:
	5.375% 06/15/15	4,000,000	4,113,640
	5.500% 06/15/16	5,500,000	5,670,720
NM Bernalillo County
	Series 1998,
	5.250% 04/01/27	3,000,000	3,397,110
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	863,130
NM Transportation Commission
	Series 2000 A,
	6.000% 06/15/10	6,000,000	6,514,440

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
NY Local Government Assistance Corp.
	Series 1992 C,
	6.000% 04/01/12	150,000	161,904
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC:
	5.250% 11/15/16	3,000,000	3,435,120
	5.250% 11/15/17	4,000,000	4,595,760
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,330,000	1,480,623
	Series 2002 A,
	5.500% 11/01/26 (d)
	(14.000% 11/01/11)	10,000,000	10,939,400
	Series 2004 C,
	5.250% 02/01/18	3,500,000	3,832,850
NY Urban Development Corp.
	Series 2004 A,
	Insured: MBIA
	5.500% 03/15/20	29,450,000	34,176,136
PA Pittsburgh & Allegheny County
	Series 1999,
	Insured: AMBAC
	5.250% 02/01/12	500,000	523,070
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/12	1,000,000	1,096,160
	Series 2005 L,
	Insured: CIFG
	5.250% 07/01/18	2,000,000	2,225,640
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	10,000,000	11,126,500
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C:
	Insured: AMBAC:
	5.500% 07/01/18	8,705,000	9,639,917
	5.500% 07/01/27	5,000,000	5,359,800
	Insured: FGIC
	5.500% 07/01/21	9,000,000	9,818,010
TX Corpus Christi Business & Job Development Corp.
	Series 2002,
	Insured: AMBAC:
	5.500% 09/01/14	2,065,000	2,312,738
	5.500% 09/01/18	1,250,000	1,371,113

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
TX Harris County
	Series 2004 B,
	Insured: FSA
	5.000% 08/15/32	2,000,000	2,166,580
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC:
	(a) 09/01/17	2,000,000	1,340,740
	5.250% 09/01/19	1,195,000	1,267,716
	5.250% 09/01/20	1,265,000	1,341,975
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	2,345,930
Special Non-Property Tax Total			232,447,154
Special Property Tax – 1.7%
CA Oceanside Community Development Commission Tax Allocation
	Series 2003,
	5.200% 09/01/17	930,000	958,086
FL Ave Maria Stewardship Community Development District
	Series 2006,
	4.800% 11/01/12	1,000,000	913,510
FL Oakmont Grove Community Development District
	Series 2007 B,
	5.250% 05/01/12	2,000,000	1,858,760
FL Parker Road Community Development District
	Series 2007 B,
	5.350% 05/01/15	2,000,000	1,821,080
FL Six Mile Creek Community Development District
	Series 2007:
	5.500% 05/01/17	2,000,000	1,709,080
	5.650% 05/01/22	1,500,000	1,227,645
FL Sweetwater Creek Community Development District
	Series 2007 B-1,
	5.300% 05/01/17	3,485,000	3,066,974
	Series 2007 B-2,
	5.125% 05/01/13	2,680,000	2,466,860
FL Tolomato Community Development District
	Series 2007,
	6.450% 05/01/23	7,500,000	7,314,675

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Viera East Community Development District
	Series 2006,
	Insured: MBIA
	5.750% 05/01/19	1,910,000	2,229,753
FL Waterset North Community Development District
	Series 2007 B,
	6.550% 11/01/15	10,000,000	9,698,500
FL West Palm Beach Community Redevelopment
	Series 2005 A,
	5.000% 03/01/25	980,000	951,472
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	1,385,000	1,389,792
NV Las Vegas Redevelopment Agency
	Sub Lien-Fremont Street,
	Series 2003 A,
	5.000% 06/15/13	3,685,000	3,874,483
Special Property Tax Total			39,480,670
State Appropriated – 6.6%
AZ University Arizona
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 06/01/15	45,000	49,151
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	2,000,000	2,189,920
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,639,020
	Series 2006 F,
	Insured: FGIC
	5.250% 11/01/18	4,000,000	4,476,600
	Series 2007 A,
	Insured: FGIC
	5.250% 06/01/21	9,000,000	10,109,700
FL Department Management Services Division
	Series 2003 A,
	Insured: FSA
	5.250% 09/01/15	1,515,000	1,717,162
	Series 2005 A,
	Insured: AMBAC
	5.000% 09/01/21	3,000,000	3,205,470

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
NJ Economic Development Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 06/15/13	1,000,000	1,126,480
	Series 2005 K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,885,100
NJ Transportation Trust Fund Authority
	Series 1995,
	Insured: MBIA
	6.500% 06/15/10	1,000,000	1,089,170
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/18	2,000,000	2,347,380
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,703,425
	Series 2006 A:
	5.500% 12/15/21	11,030,000	12,906,534
	Insured: MBIA
	5.250% 12/15/21	10,000,000	11,240,900
NY Dormitory Authority State Supported Debt
	St. University Educational Facilities,
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/17	10,000,000	11,490,000
NY Dormitory Authority
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26	1,000,000	1,085,470
	Series 1993 A:
	5.250% 05/15/15	5,850,000	6,477,822
	Insured: FSA
	5.250% 05/15/15 (e)	4,000,000	4,444,320
	Series 1995 A:
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,401,437
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,664,700
	Insured: FSA
	5.625% 07/01/16	500,000	569,280
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/22	6,730,000	7,717,224
NY Tollway Authority
	Series 2002,
	5.500% 04/01/13	4,510,000	4,958,159
NY Urban Development Corp.
	Series 1995,
	5.750% 04/01/11	500,000	547,640
	Series 2002 A,
	5.000% 01/01/17	4,000,000	4,235,520

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
OR Department of Administrative Services
	Certificates of Participation,
	Series 2002 C,
	Insured: MBIA
	5.250% 11/01/10	10,000,000	10,714,200
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A:
	5.750% 08/01/27	4,175,000	4,443,494
	Insured: AMBAC
	5.250% 08/01/30	4,240,000	4,403,452
UT Building Ownership Authority
	Series 1998,
	Insured: FSA
	5.500% 05/15/14	5,000,000	5,695,350
VA Public School Authority
	Series 2001 A,
	5.000% 08/01/17	3,500,000	3,791,305
	Series 2005,
	5.250% 08/01/16	13,995,000	16,120,980
State Appropriated Total			152,446,365
State General Obligations – 10.1%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/18	5,000,000	5,897,550
	Series 2003,
	5.250% 11/01/18	1,000,000	1,077,250
	Series 2004,
	5.000% 02/01/20	750,000	784,328
	Series 2007:
	4.500% 08/01/26	18,000,000	17,364,240
	5.000% 12/01/22	6,000,000	6,294,300
CT State
	Series 2006 D,
	5.000% 11/01/19	3,500,000	3,882,270
FL Board of Education Capital Outlay
	Series 1998 B,
	5.250% 06/01/11	3,990,000	4,340,442
FL Board of Education
	Series 2005 B,
	5.000% 01/01/14	17,395,000	19,277,835
	Series 2005 C,
	5.000% 06/01/13	11,830,000	13,063,159
FL Department of Transportation
	Series 2002,
	5.250% 07/01/13	7,290,000	8,077,028

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
FL State
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,035,020
GA State
	Series 1999 B,
	5.750% 08/01/10	2,000,000	2,169,900
MA Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	5,750,000	7,178,875
	Series 1998 A,
	Insured: MBIA:
	5.500% 03/01/12	1,290,000	1,427,836
	5.500% 03/01/14	750,000	853,088
MA State
	Series 1998 C,
	5.250% 08/01/17	1,775,000	2,022,825
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	6,500,000	7,567,560
	Series 2003 D:
	5.500% 10/01/17	5,000,000	5,805,850
	Insured: AMBAC
	5.500% 10/01/19	3,900,000	4,533,906
	Series 2004 A:
	5.250% 08/01/13	11,605,000	12,986,575
	Insured: AMBAC
	5.250% 08/01/20	10,000,000	11,351,100
	Insured: FSA
	5.250% 08/01/20	5,000,000	5,734,350
	Series 2004 C,
	Insured: FSA
	5.500% 12/01/16	10,000,000	11,727,700
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,448,225
MN State
	Series 2000,
	5.500% 11/01/13	1,000,000	1,079,620
MS State
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,447,150
NJ State
	Series 2001 H,
	5.250% 07/01/14	5,000,000	5,652,100
OH State
	Series 2001 A,
	5.000% 06/15/12	5,000,000	5,265,450

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
OR State
	Series 1996 B, AMT,
	5.700% 08/01/16	295,000	296,826
	Series 1997 A, AMT,
	5.050% 08/01/11	90,000	91,916
PA State
	Series 2002,
	5.500% 02/01/15	3,000,000	3,462,810
	Series 2004:
	Insured: FSA
	5.375% 07/01/18	12,000,000	13,960,920
	Insured: MBIA
	5.375% 07/01/16	10,000,000	11,521,700
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/21	10,000,000	11,507,500
PR Commonwealth of Puerto Rico
	Series 1997,
	Insured: MBIA
	6.500% 07/01/15	4,190,000	4,956,644
	Series 2001 A,
	5.500% 07/01/13	6,395,000	6,916,001
TX Water Financial Assistance
	Series 1999,
	5.250% 08/01/21	350,000	359,184
UT State
	Series 2002 B,
	5.375% 07/01/11	10,000,000	10,970,100
VI Public Finance Authority
	Series 2004 A,
	5.000% 10/01/10	200,000	207,876
State General Obligations Total			235,597,009
TAX-BACKED TOTAL			1,033,387,577
TRANSPORTATION – 5.3%
Air Transportation – 0.3%
TN Memphis Shelby County Airport Authority
	FedEx Corp.:
	Series 1997,
	5.350% 09/01/12	6,180,000	6,502,225
	Series 2002,
	5.050% 09/01/12	1,000,000	1,035,150
Air Transportation Total			7,537,375

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – 1.3%
AZ Tucson Airport Authority, Inc.
	Series 2001, AMT,
	Insured: AMBAC
	5.500% 06/01/12	500,000	534,675
CO Denver City & County
	Series 2000 A, AMT,
	Insured: AMBAC
	6.000% 11/15/15	3,075,000	3,219,832
FL Greater Orlando Aviation Authority
	Series 2003 A,
	Insured: FSA
	5.000% 10/01/13	1,500,000	1,656,030
IL Chicago O’Hare International Airport
	Series 1993 C,
	Insured: MBIA
	5.000% 01/01/11	5,640,000	5,950,990
MA Port Authority
	Series 2007 D,
	Insured: FSA
	5.000% 07/01/17	8,000,000	9,020,400
OK Airport Trust
	Series 2000 B, AMT,
	Insured: FSA
	5.375% 07/01/11	4,670,000	4,932,174
TX Houston Airport Systems
	Sub-Lien,
	Series 2002,
	Insured: FSA
	5.000% 07/01/27	5,000,000	5,072,950
Airports Total			30,387,051
Toll Facilities – 2.2%
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA
	(a) 09/01/12	10,000,000	8,430,500
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	1,500,000	918,360
CO Northwest Parkway Public Highway Authority
	Series 2001 C,
	Insured: AMBAC
	(f) 06/15/21
	(5.700% 06/15/11)	4,000,000	3,916,080
FL Orlando & Orange County Expressway Authority
	Series 1990,
	Insured: FGIC
	6.500% 07/01/10	2,000,000	2,181,000
FL Turnpike Authority
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/01/21	3,000,000	3,213,600

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
KS Turnpike Authority
	Series 2002,
	Insured: FSA:
	5.250% 09/01/15	1,855,000	2,123,975
	5.250% 09/01/16	1,230,000	1,414,918
NJ Turnpike Authority
	Series 2000 A,
	Insured: MBIA:
	6.000% 01/01/11	2,125,000	2,333,526
	6.000% 01/01/13	275,000	314,064
NY Thruway Authority
	Second General Highway & Bridge Trust Fund:
	Series 2003 A,
	Insured: MBIA
	5.250% 04/01/12	2,145,000	2,363,104
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	10,840,000	12,584,589
	Series 2007 B,
	5.000% 04/01/19	5,000,000	5,559,650
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC:
	5.500% 02/15/21	2,000,000	2,289,080
	5.500% 02/15/24	1,000,000	1,144,270
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	500,000	542,530
PA Turnpike Commission
	Series 2001 S,
	5.500% 06/01/15	1,000,000	1,097,220
Toll Facilities Total			50,426,466
Transportation – 1.5%
FL Osceola County Transportation
	Series 2004,
	Insured: MBIA
	5.000% 04/01/18	1,000,000	1,066,950
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,689,739
KS Department of Transportation
	Series 2004 A,
	5.500% 03/01/18	11,775,000	13,920,287
MA State
	Series 2000 A,
	5.750% 06/15/13	350,000	379,715

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	6,725,000	7,591,853
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: FSA:
	5.000% 11/15/20	5,000,000	5,534,200
	5.000% 11/15/21	3,000,000	3,292,080
Transportation Total			34,474,824
TRANSPORTATION TOTAL			122,825,716
UTILITIES – 11.8%
Independent Power Producers – 0.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/14	6,680,000	7,203,111
Independent Power Producers Total			7,203,111
Investor Owned – 1.4%
CO Adams County Pollution Control
	Public Service Co.,
	Series 2005 A,
	Insured: MBIA
	4.375% 09/01/17	11,550,000	12,084,419
NH Business Finance Authority
	Series 2001 C,
	Insured: MBIA
	5.450% 05/01/21	1,500,000	1,608,975
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	5,195,000	5,056,865
	Series 2003 D,
	5.400% 10/01/29	6,100,000	5,722,715
TX Sabine River Authority
	TXU Energy Co. LLC:
	Series 2001 A,
	5.500% 05/01/22	6,265,000	6,067,339
	Series 2001 B, AMT,
	5.750% 05/01/30	2,995,000	2,915,363
Investor Owned Total			33,455,676
Joint Power Authority – 1.2%
AZ Power Reserves Authority
	Series 2001,
	5.000% 10/01/10	500,000	534,175
FL Municipal Power Agency
	Series 2002,
	Insured: AMBAC
	5.500% 10/01/21	1,850,000	2,017,924

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,714,604
MI Public Power Agency
	Series 2002 A,
	Insured: MBIA
	5.250% 01/01/16	1,000,000	1,134,860
OK Grand River Dam Authority
	Series 2002 A,
	Insured: FSA
	5.000% 06/01/12	1,000,000	1,096,130
TX Municipal Power Agency
	Series 1993,
	Insured: MBIA
	(a) 09/01/15	250,000	189,645
TX Sam Rayburn Municipal Power Agency
	Series 2002:
	5.500% 10/01/11	8,355,000	8,679,759
	6.000% 10/01/16	3,000,000	3,143,580
WA Energy Northwest Electric
	Series 2002 A,
	Insured: MBIA:
	5.500% 07/01/16	4,675,000	5,137,685
	5.750% 07/01/18	1,000,000	1,097,740
Joint Power Authority Total			27,746,102
Municipal Electric – 4.2%
CA Department of Water Resources
	Series 2002 A:
	5.500% 05/01/11	10,000,000	10,945,800
	6.000% 05/01/13	2,000,000	2,252,700
FL Gainesville Utilities Systems
	Series 1992 B,
	6.500% 10/01/11	3,000,000	3,408,210
FL JEA St. John’s River Power Park Systems
	Series 1997,
	Insured: MBIA
	5.000% 10/01/19	1,000,000	1,076,240
FL Kissimmee Utilities Authority Electrical System
	Series 2003,
	Insured: FSA
	5.250% 10/01/15	2,235,000	2,463,931

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
FL Orlando Utilities Commission Utility Systems
	Series 2005 B,
	5.000% 10/01/24	3,000,000	3,159,780
NY Long Island Power Authority
	Series 2006 A,
	Insured: FGIC
	5.000% 12/01/19	10,000,000	10,609,000
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	3,000,000	3,332,880
	Series 2002 KK,
	Insured: FSA:
	5.250% 07/01/12	1,000,000	1,085,930
	5.500% 07/01/15	10,000,000	11,240,600
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	1,000,000	1,103,980
	Series 2007 VV,
	Insured: MBIA
	5.250% 07/01/26	10,450,000	10,980,964
TN Metropolitan Government Nashville & Davidson County
	Series 1998 B,
	5.500% 05/15/13	3,000,000	3,385,260
TX Austin
	Series 2002 A,
	Insured: AMBAC
	5.500% 11/15/13	2,000,000	2,263,220
	Series 2002,
	Insured: FSA
	5.500% 11/15/12	2,410,000	2,708,599
	Subordinated Lien,
	Series 1998,
	Insured: MBIA
	5.250% 05/15/18	1,100,000	1,248,665
TX San Antonio Electric & Gas
	Series 2002,
	5.375% 02/01/14	2,500,000	2,821,625
	Series 2005,
	5.000% 02/01/18	10,000,000	10,876,900
WA Seattle Municipal Light & Power
	Series 2001,
	Insured: FSA
	5.250% 03/01/11	10,365,000	11,220,631
Municipal Electric Total			96,184,915
Water & Sewer – 4.7%
CA Citrus Heights Water District
	Series 2000,
	Insured: FGIC
	5.250% 10/01/20	1,800,000	1,898,712

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Department of Water Resources
	Central Valley,
	Series 2002 X,
	Insured: FGIC
	5.500% 12/01/15	1,000,000	1,158,580
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	3,000,000	3,445,950
FL Brevard County Utilities
	Series 2002,
	Insured: FGIC
	5.250% 03/01/14	2,000,000	2,164,800
FL Cocoa Water & Sewer
	Series 2003,
	Insured: AMBAC
	5.500% 10/01/19	1,000,000	1,145,770
FL Governmental Utility Authority
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/17	1,180,000	1,283,934
FL Holly Hill Water & Sewer
	Series 2002,
	Insured: MBIA
	5.000% 10/01/15	745,000	804,585
FL Hollywood Water & Sewer
	Series 2003,
	Insured: FSA
	5.000% 10/01/17	1,070,000	1,174,111
FL Miami-Dade County Stormwater
	Series 2004,
	Insured: MBIA
	5.000% 04/01/24	2,445,000	2,560,208
FL Municipal Loan Council
	Series 2002 B,
	Insured: MBIA
	5.375% 08/01/16	1,485,000	1,637,628
FL Orlando Utilities Commission
	Series 2002 C,
	5.250% 10/01/16	210,000	230,683
FL Sarasota County Utilities Systems
	Series 2002 C,
	Insured: FGIC
	5.250% 10/01/16	1,000,000	1,086,680
FL Sebring Water & Wastewater
	Series 2002,
	Insured: FGIC
	5.250% 01/01/14	1,030,000	1,131,723

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
FL Tallahassee Conservative Utilities System
	Series 2001,
	Insured: FGIC:
	5.500% 10/01/14	1,330,000	1,520,004
	5.500% 10/01/18	1,000,000	1,154,350
FL Tallahassee Consolidated Utility
	Series 2001,
	Insured: FGIC
	5.500% 10/01/17	1,900,000	2,205,045
FL Tampa Bay Water Utility Systems
	Series 2005,
	Insured: FGIC
	5.500% 10/01/19	1,500,000	1,731,540
FL Tampa Water & Sewer
	Series 2002 B,
	5.000% 07/01/10	1,000,000	1,062,610
FL Tohopekaliga Water Utilities Authority
	Series 2003 B,
	Insured: FSA
	5.250% 10/01/17	1,110,000	1,233,532
FL Water Pollution Control Financing
	Series 2001,
	5.500% 01/15/13	1,390,000	1,516,559
FL Winter Park Water & Sewer
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/14	1,405,000	1,538,447
GA Atlanta Water & Wastewater
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/18	15,305,000	17,401,479
IN Bond Bank
	Series 2001 A,
	5.375% 02/01/13	1,910,000	2,126,384
KS Wyandotte County Unified Government Utility System
	Series 2004 B,
	Insured: FSA
	5.000% 09/01/32	2,000,000	2,059,800
MA Water Resource Authority
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,000,000	1,155,530
NY New York City Municipal Water Finance Authority
	Series 2000 B,
	5.125% 06/15/31	7,000,000	7,304,640

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
OH Cleveland Waterworks
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/13	750,000	797,130
PA Allegheny County
	Series 2005 A,
	Insured: MBIA
	5.000% 12/01/17	265,000	292,094
PA Lancaster Area Sewer Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	500,000	546,325
TX Colorado River Municipal Water
	Series 2003,
	Insured: AMBAC
	5.000% 01/01/12	4,030,000	4,358,203
TX Corpus Christi
	Series 2002,
	Insured: FSA
	5.000% 07/15/14	1,000,000	1,084,730
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/15/19	2,000,000	2,153,040
TX Houston Utility System
	Series 2004 A,
	Insured: FGIC
	5.250% 05/15/24	5,000,000	5,236,550
TX Houston Water & Sewer System
	Junior Lien:
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/11	4,000,000	3,576,880
	Series 2001 A,
	Insured: FSA
	5.500% 12/01/17	4,720,000	5,191,339
TX McKinney
	Series 2005,
	Insured: FGIC
	5.250% 08/15/17	1,125,000	1,246,826
TX Nueces River Authority
	Series 2005,
	Insured: FSA
	5.000% 07/15/15	1,000,000	1,119,100
TX San Antonio
	Series 2005,
	Insured: MBIA
	5.000% 05/15/14	1,000,000	1,109,450
TX Trinity River Authority
	Series 2005,
	Insured: MBIA:
	5.000% 02/01/17	1,000,000	1,072,820
	5.000% 02/01/18	1,000,000	1,064,780

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
VA Upper Occoquan Sewage Authority Regional Sewage
	Series 2005,
	Insured: FSA
	5.000% 07/01/22	16,680,000	17,887,132
Water & Sewer Total			108,469,683
UTILITIES TOTAL			273,059,487

	Total Municipal Bonds (cost of $2,185,585,165)		2,273,655,393

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.010%)	99,805	99,805

	Total Investment Company (cost of $99,805)		99,805

		Par ($)
Short-Term Obligations – 1.6%
VARIABLE RATE DEMAND NOTES (g) – 1.6%
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare,
	Series 2007 B,
	Insured: FGIC,
	SPA: Dexia Credit Local
	2.450% 10/01/41	3,100,000	3,100,000
FL Orange County School Board
	Series 2007 B,
	Insured: FGIC,
	SPA: JPMorgan Chase Bank
	1.900% 08/01/32	900,000	900,000
	Series 2007 C,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.900% 08/01/22	100,000	100,000
FL Pinellas County Health Facility Authority
	All Children’s Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	4.500% 12/01/15	600,000	600,000
KY Shelby County
	Series 2004 A,
	LOC: U.S. Bank N.A.
	1.900% 09/01/34	525,000	525,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (g) – (continued)
MO Health & Educational Facilities Authority
	Cox Health Systems,
	Series 2002,
	Insured: AMBAC,
	SPA: Bank of Nova Scotia
	1.900% 06/01/22	4,100,000	4,100,000
	St. Louis University,
	Series 2005 A,
	Insured: MBIA,
	SPA: Bank of New York
	4.500% 10/01/35	9,500,000	9,500,000
NE Lancaster County Hospital Authority No. 1
	Bryanlgh Medical Center,
	Series 2002,
	Insured: AMBAC,
	SPA: U.S. Bank N.A.
	6.500% 06/01/18	400,000	400,000
OK Industries Authority
	Integris Baptist Medical Center,
	Series 1999 B,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	2.050% 08/15/29	800,000	800,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital,
	Series 2000 B-1,
	SPA: Morgan Guaranty Trust
	2.050% 08/15/29	2,100,000	2,100,000
TX Harris County Health Facilities Development Corp.
	Texas Children’s Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	2.500% 10/01/29	11,100,000	11,100,000
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JPMorgan Chase Bank
	1.900% 07/01/37	3,000,000	3,000,000
VARIABLE RATE DEMAND NOTES TOTAL			36,225,000

	Total Short-Term Obligations (cost of $36,225,000)		36,225,000

Total Investments – 99.6% (cost of $2,221,909,970)(h)(i)	$2,309,980,198

Other Assets & Liabilities, Net – 0.4%	9,227,643

Net Assets – 100.0%	$2,319,207,841

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, the value of this security, which is not illiquid, represents 0.2% of net assets.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2008, the total market value of securities pledged amounted to $1,222,188.

(f)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(g)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2008.

(h)	Cost for federal income tax purposes is $2,221,855,618.

(i)	Unrealized appreciation and depreciation at January 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$98,609,473	$(10,484,893)	$88,124,580

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

At January 31, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	885	$103,296,094	$102,785,116	Mar-2008	$(510,978)

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 94.9%
EDUCATION – 13.2%
Education – 13.1%
MA College Building Authority Project Revenue
	Series 2004 A,
	Insured: MBIA
	5.000% 05/01/16	530,000	579,857
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/20	3,260,000	3,512,259
	Clark University,
	Series 1998,
	5.250% 07/01/16	1,445,000	1,481,457
	Emerson College,
	Series 2006:
	5.000% 01/01/21	2,500,000	2,635,975
	5.000% 01/01/23	1,000,000	1,046,830
	Hampshire College,
	Series 2004,
	5.150% 10/01/14	200,000	214,294
	Mount Holyoke College,
	Series 2001,
	5.500% 07/01/13	1,355,000	1,479,389
	Wheelock College,
	Series 2007 C,
	5.000% 10/01/17	1,250,000	1,318,413
MA Health & Educational Facilities Authority
	Amherst College,
	Series 1998 G,
	5.375% 11/01/20	640,000	651,206
	Boston College,
	Series 2003 N,
	5.250% 06/01/15	1,000,000	1,106,350
	Brandeis University,
	Series 1999 J,
	Insured: MBIA
	5.000% 10/01/26	2,000,000	2,046,340
	Harvard University:
	Series 2000 Z,
	5.500% 01/15/11	1,000,000	1,090,230
	Series 2001 DD,
	5.000% 07/15/35	4,500,000	4,629,465
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.250% 07/01/12	1,000,000	1,110,760
	5.375% 07/01/17	2,275,000	2,663,388
	5.500% 07/01/22	1,000,000	1,189,790
	Series 2004 M:
	5.250% 07/01/19	610,000	710,992
	5.250% 07/01/24	1,600,000	1,853,664
	Northeastern University,

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	Series 1998 G,
	Insured: MBIA
	5.500% 10/01/12	1,110,000	1,243,045
	Tufts University:
	Series 2001 I,
	5.500% 02/15/36	2,000,000	2,104,300
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,747,800
	Wellesley College,
	Series 2003,
	5.000% 07/01/15	610,000	668,804
	Williams College,
	Series 2003 H,
	5.000% 07/01/16	1,740,000	1,907,736
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/13	1,830,000	2,052,912
MA University of Massachusetts Building Authority
	Series 2000 2,
	Insured: AMBAC
	5.500% 11/01/09	1,455,000	1,524,374
	Series 2004 1,
	Insured: AMBAC
	5.250% 11/01/12	500,000	544,650
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA
	5.250% 10/01/12	2,000,000	2,116,900
Education Total			43,231,180
Prep School – 0.1%
MA Development Finance Agency
	Milton Academy,
	Series 2003 A,
	5.000% 09/01/19	500,000	549,985
Prep School Total			549,985
EDUCATION TOTAL			43,781,165
HEALTH CARE – 9.1%
Continuing Care Retirement – 0.3%
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007:
	5.000% 10/01/17	675,000	657,794
	5.000% 10/01/18	515,000	492,788
Continuing Care Retirement Total			1,150,582

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – 0.4%
MA Health & Educational Facilities Authority
	Partners Healthcare Systems, Inc.,
	Series 2003 E,
	5.000% 07/01/15	1,140,000	1,213,838
Health Services Total			1,213,838
Hospitals – 7.4%
MA Boston Special Obligation
	Boston City Hospital,
	Series 2002 A,
	Insured: MBIA
	5.000% 08/01/14	5,000,000	5,323,700
MA Health & Educational Facilities Authority
	Baystate Medical Center,
	Series 2002 F,
	5.750% 07/01/13	890,000	967,839
	Boston Medical Center,
	Series 1998 A,
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,549,075
	Milford Regional Medical Center Issue,
	Series 2007 E:
	5.000% 07/15/17	1,050,000	1,064,994
	5.000% 07/15/22	2,500,000	2,447,075
	Partners Healthcare Systems, Inc.:
	Series 1999 B,
	5.250% 07/01/10	4,670,000	4,879,963
	Series 2001 C,
	5.750% 07/01/21	750,000	796,568
	Series 2005 F,
	5.000% 07/01/17	2,000,000	2,151,780
	Series 2007,
	5.000% 07/01/18	1,950,000	2,112,045
	UMass Memorial Health Care, Inc.,
	Series 1998 A,
	Insured: AMBAC
	5.250% 07/01/14	2,000,000	2,064,040
Hospitals Total			24,357,079
Intermediate Care Facilities – 0.4%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/20	1,355,000	1,359,567
Intermediate Care Facilities Total			1,359,567
Nursing Homes – 0.6%
MA Development Finance Agency
	First Mortgage Voa Concord Assisted Living Inc.,
	Series 2007:
	5.000% 11/01/17	900,000	837,405
	5.125% 11/01/27	1,500,000	1,306,905
Nursing Homes Total			2,144,310
HEALTH CARE TOTAL			30,225,376

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
OTHER – 18.5%
Other – 0.3%
MA Development Finance Agency
	Combined Jewish Philanthropies,
	Series 2002 A,
	5.250% 02/01/22	1,000,000	1,070,160
Other Total			1,070,160
Pool/Bond Bank – 4.7%
MA Water Pollution Abatement Revenue
	Series 1995 A,
	5.400% 08/01/11	25,000	25,062
	Series 1999 5,
	5.750% 08/01/16	95,000	100,538
	Series 2001 7,
	5.250% 02/01/10	2,000,000	2,117,220
	Series 2002,
	5.000% 08/01/11	1,000,000	1,086,330
	Series 2004 A,
	5.250% 08/01/15	3,000,000	3,434,070
	Series 2005 11,
	5.250% 08/01/19	4,465,000	5,207,842
	Series 2006,
	Insured: FSA
	5.250% 08/01/20	3,000,000	3,496,050
Pool/Bond Bank Total			15,467,112
Refunded/Escrowed(a) – 13.3%
MA Bay Transportation Authority
	Series 2000 A,
	Pre-refunded 07/01/10:
	5.750% 07/01/14	915,000	988,099
	5.750% 07/01/18	915,000	988,099
MA College Building Authority Project Revenue
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA
	(b) 05/01/28	4,000,000	1,567,560
MA Consolidated Loan
	Series 2000 A,
	Pre-refunded 02/01/10,
	5.800% 02/01/17	3,520,000	3,790,934
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,302,910

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
MA Development Finance Agency
	Belmont Hill School,
	Series 1998,
	Pre-refunded 09/01/11,
	5.000% 09/01/31	1,000,000	1,093,840
	Higher Education, Smith College,
	Series 2000,
	Pre-refunded 07/01/10,
	5.750% 07/01/23	2,000,000	2,178,700
	MA College of Pharmacy & Allied Health Sciences,
	Series 2003 C,
	Pre-refunded 07/01/13,
	6.375% 07/01/23	1,000,000	1,189,310
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	600,000	665,694
MA Health & Educational Facilities Authority
	Simmons College,
	Series 2003 F,
	Pre-refunded 10/01/13,
	Insured: FGIC:
	5.000% 10/01/15	1,015,000	1,134,608
	5.000% 10/01/17	510,000	570,098
	University of Massachusetts:
	Series 2000 A,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,099,960
	Series 2002 C,
	Pre-refunded 10/01/12,
	Insured: MBIA
	5.250% 10/01/13	1,475,000	1,641,911
MA Holden
	Municipal Purpose Loan,
	Series 2000,
	Pre-refunded 03/01/10,
	Insured: FGIC
	5.750% 03/01/18	2,385,000	2,572,604
MA Port Authority
	Series 1973,
	Escrowed to Maturity,
	5.625% 07/01/12	355,000	380,993
MA Route 3 North Transit Improvement Association
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: MBIA:
	5.375% 06/15/33	2,500,000	2,674,625
	5.750% 06/15/13	1,000,000	1,078,450
	5.750% 06/15/14	2,000,000	2,156,900
	5.750% 06/15/15	2,000,000	2,156,900
	5.750% 06/15/18	1,000,000	1,078,450

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
MA Sandwich
	Series 2000,
	Pre-refunded 08/15/10,
	5.750% 08/15/11	1,050,000	1,147,650
MA Special Obligation & Revenue
	Consolidated Loan,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,247,389
MA Springfield
	Municipal Purpose Loan:
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	6.000% 10/01/16	1,000,000	1,073,000
	Series 2003,
	Pre-refunded 01/15/13,
	Insured: MBIA
	5.250% 01/15/15	1,500,000	1,675,395
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/13	250,000	265,640
MA University of Massachusetts Building Authority
	Series 2003 1,
	Pre-refunded 11/01/13,
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,265,300
MA Water Pollution Abatement Revenue
	Series 1993 A,
	Escrowed to Maturity,
	5.450% 02/01/13	935,000	1,002,900
	Series 1995 A,
	Escrowed to Maturity,
	5.400% 08/01/11	225,000	246,841
	Series 2001 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	272,490
MA Water Resources Authority
	Series 1993 C,
	Escrowed to Maturity,
	6.000% 12/01/11	1,220,000	1,329,800
	Series 2000 D,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 08/01/10	1,000,000	1,076,380
Refunded/Escrowed Total			43,913,430
Tobacco – 0.2%
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Tobacco Settlement Revenue,
	Series 2002,
	5.000% 05/15/09	500,000	507,575
Tobacco Total			507,575
OTHER TOTAL			60,958,277

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
TAX-BACKED – 40.0%
Local General Obligations – 12.8%
MA Bellingham
	Series 2001,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,729,837
MA Boston
	Metropolitan District,
	Series 2002 A,
	5.250% 12/01/14	2,010,000	2,220,748
	Series 2002 B,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,542,520
	Series 2004 A,
	5.000% 01/01/14	1,000,000	1,115,700
MA Brookline
	Series 2000,
	5.750% 04/01/14	1,905,000	2,049,113
MA Dudley Charlton Regional School District
	Series 1999 A,
	Insured: FGIC
	5.125% 06/15/14	2,305,000	2,598,934
MA Everett
	Series 2000,
	Insured: MBIA
	6.000% 12/15/11	2,015,000	2,280,839
MA Falmouth
	Series 2002,
	5.000% 02/01/11	1,450,000	1,561,679
MA Groton-Dunstable Regional School District
	Series 2001,
	Insured: FSA
	5.000% 10/15/21	1,260,000	1,334,806
MA Hopedale
	Series 2004,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,102,590
MA Lawrence
	Series 2006,
	Insured FSA
	5.000% 02/01/18	1,500,000	1,678,200

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MA Lowell
	Series 2002,
	Insured: AMBAC:
	5.000% 08/01/10	1,000,000	1,064,400
	5.000% 02/01/13	1,215,000	1,326,209
MA Medford
	Series 2001,
	Insured: MBIA
	5.000% 02/15/10	1,775,000	1,873,175
MA Pioneer Valley Regional School District
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,095,650
MA Pittsfield
	Series 2002,
	Insured: MBIA
	5.000% 04/15/11	1,000,000	1,079,310
MA Plymouth
	Series 2000,
	Insured: MBIA
	5.000% 10/15/18	1,725,000	1,824,757
MA Sandwich
	Series 2005,
	Insured: MBIA
	5.000% 07/15/18	1,575,000	1,734,988
MA Springfield
	Series 2007,
	Insured: FSA
	4.500% 08/01/21	2,000,000	2,077,100
MA Westborough
	Series 2003,
	5.000% 11/15/16	1,000,000	1,101,830
MA Westfield
	Series 2003,
	Insured: MBIA
	5.000% 09/01/18	500,000	538,775
MA Worcester
	Series 2004 A,
	Insured: MBIA
	5.250% 08/15/13	2,810,000	3,158,609
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	245,000	249,268
	Series 1999 A,
	Insured: FSA
	5.500% 08/01/09	1,000,000	1,044,500
Local General Obligations Total			42,383,537

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – 9.4%
MA Bay Transportation Authority
	Series 2000 A:
	5.750% 07/01/14	85,000	91,241
	5.750% 07/01/18	85,000	91,261
	Series 2002 A,
	5.000% 07/01/11	1,000,000	1,082,390
	Series 2003 A:
	5.250% 07/01/11	5,000,000	5,452,650
	5.250% 07/01/17	1,000,000	1,144,940
	5.250% 07/01/19	625,000	723,362
	Series 2004 C,
	5.250% 07/01/18	1,000,000	1,147,860
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/23	2,890,000	3,385,115
	Series 2006 A,
	5.250% 07/01/22	3,500,000	4,033,925
MA Boston Special Obligation
	Convention Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,586,850
MA School Building Authority Dedicated Sales Tax Revenue
	Series 2007 A,
	Insured: AMBAC
	5.000% 08/15/18	5,000,000	5,554,450
MA Special Obligation & Revenue
	Consolidated Loan:
	Series 1997 A,
	5.500% 06/01/13	1,000,000	1,134,080
	Series 2002 A,
	Insured: FGIC
	5.000% 06/01/10	1,500,000	1,580,490
	Series 2004 A,
	Insured: FGIC
	5.250% 01/01/19	750,000	820,425
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	3,000,000	3,337,950
Special Non-Property Tax Total			31,166,989
State Appropriated – 1.8%
MA Development Finance Agency
	Visual & Performing Arts Project,
	Series 2000:
	5.750% 08/01/13	1,030,000	1,139,612
	6.000% 08/01/17	540,000	635,456
	6.000% 08/01/21	1,200,000	1,411,884

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36	2,000,000	2,063,000
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30 (c)	500,000	519,275
State Appropriated Total			5,769,227
State General Obligations – 16.0%
MA State
	Series 1997 A,
	Insured: AMBAC
	5.750% 08/01/09	2,000,000	2,106,320
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	3,500,000	4,074,840
	Series 2003 D:
	5.500% 10/01/17	5,000,000	5,805,850
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	5,812,700
	Insured: MBIA
	5.500% 10/01/20	2,500,000	2,902,675
	Series 2004 A,
	Insured: FSA
	5.250% 08/01/20	5,000,000	5,734,350
	Series 2004 B,
	5.250% 08/01/20	3,000,000	3,427,740
	Series 2004 C,:
	Insured: AMBAC
	5.500% 12/01/24	5,000,000	5,831,450
	Insured: MBIA
	5.500% 12/01/19	3,795,000	4,417,684
	Series 2006 B,
	Insured: FSA
	5.250% 09/01/22	4,000,000	4,576,920
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Insured: MBIA
	6.000% 07/01/09	500,000	524,485
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/21	2,500,000	2,876,875
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.000% 07/01/30 (c)	1,900,000	1,971,478

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2006 A,
	5.250% 07/01/22	850,000	867,340
	Series 2007 A,
	5.500% 07/01/18	1,750,000	1,891,925
State General Obligations Total			52,822,632
TAX-BACKED TOTAL			132,142,385
TRANSPORTATION – 5.9%
Airports – 3.0%
MA Port Authority
	Series 2005 C,
	Insured: AMBAC:
	5.000% 07/01/15	1,500,000	1,669,635
	5.000% 07/01/22	4,500,000	4,733,100
	Series 2007 D,
	Insured: FSA
	5.000% 07/01/17	3,000,000	3,382,650
Airports Total			9,785,385
Toll Facilities – 1.0%
MA Turnpike Authority
	Metropolitan Highway Systems Revenue:
	Series 1997 A,
	Insured: MBIA
	5.000% 01/01/37	2,000,000	1,972,820
	Series 1999 A,
	Insured: AMBAC
	5.000% 01/01/39	1,500,000	1,495,245
Toll Facilities Total			3,468,065
Transportation – 1.9%
MA Federal Highway Capital Appreciation
	Series 1998 A,
	(b) 06/15/15	4,000,000	3,087,120
MA Federal Highway Grant Anticipation Notes
	Series 2000 A,
	5.750% 06/15/09	1,000,000	1,049,240
MA Woods Hole Martha’s Vineyard & Nantucket Steamship Authority
	Series 2004 B,
	5.000% 03/01/18	1,900,000	2,071,152
Transportation Total			6,207,512
TRANSPORTATION TOTAL			19,460,962
UTILITIES – 8.2%
Joint Power Authority – 0.8%
MA Municipal Wholesale Electric Co.
	Series 2001 A,
	Insured: MBIA
	5.000% 07/01/11	2,500,000	2,680,500
Joint Power Authority Total			2,680,500

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 0.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12 (d)	1,000,000	1,110,960
Municipal Electric Total			1,110,960
Water & Sewer – 7.0%
MA Water Resource Authority
	Series 1993 C,
	6.000% 12/01/11	780,000	846,144
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,165,000	1,346,193
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/14	2,870,000	3,251,509
	5.250% 08/01/15	3,000,000	3,416,850
	5.250% 08/01/18	1,000,000	1,150,100
	Series 2005 A,
	Insured: MBIA
	5.250% 08/01/17	6,000,000	6,860,640
	Series 2007 B,
	Insured: FSA
	5.250% 08/01/23	5,500,000	6,288,480
Water & Sewer Total			23,159,916
UTILITIES TOTAL			26,951,376

	Total Municipal Bonds (cost of $300,508,947)		313,519,541

		Shares
Investment Company – 0.3%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.010%)	1,027,938	1,027,938

	Total Investment Company (cost of $1,027,938)		1,027,938

		Par ($)
Short-Term Obligations – 2.9%
VARIABLE RATE DEMAND NOTES (e) – 2.9%
MA Central Artery
	Series 2000 B,
	1.800% 12/01/30	300,000	300,000
MA Development Finance Agency
	Harvard University,

12

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (e) – (continued)
	Series 2006 B-1,
	1.600% 07/15/36	1,100,000	1,100,000
MA Health & Educational Facilities Authority
	Harvard University,
	Series 1999 R,
	1.480% 11/01/49	1,700,000	1,700,000
	Partners Healthcare Systems, Inc.,
	Series 2003 D-5,
	1.800% 07/01/17	2,700,000	2,700,000
	Series 1985 D,
	Insured: MBIA,
	SPA: State Street Bank & Trust Co.
	2.900% 01/01/35	2,920,000	2,920,000
MA Water Resources Authority
	Series 2002 D,
	LOC: Landesbank Baden-Wurttemberg
	2.000% 08/01/17	600,000	600,000
VARIABLE RATE DEMAND NOTES TOTAL			9,320,000

	Total Short-Term Obligations (cost of $9,320,000)		9,320,000

	Total Investments – 98.1% (cost of $310,856,885)(f)(g)		323,867,479

	Other Assets & Liabilities, Net – 1.9%		6,440,925

	Net Assets – 100.0%		330,308,404

13

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2008.

(d)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2008, the total market value of securities pledged amounted to $1,110,960.

(e)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2008.

(f)	Cost for federal income tax purposes is $310,812,205.

(g)	Unrealized appreciation and depreciation at January 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,664,960	$(609,686)	$13,055,274

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

At January 31, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	123	$14,356,406	$14,285,700	Mar-2008	$(70,706)

14

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 94.3%
EDUCATION – 3.8%
Education – 3.8%
NJ Educational Facilities Authority
	Drew University,
	Series 2003 A,
	Insured: FGIC
	5.250% 07/01/20	1,000,000	1,107,400
	Georgian Court University
	Series 2007 D,
	5.250% 07/01/27	500,000	505,530
	Seton Hall University Project,
	Series 2001 A,
	Insured: AMBAC
	5.250% 07/01/16	200,000	213,700
	Stevens Institute of Technology,
	Series 1998 I,
	5.000% 07/01/09	200,000	203,452
NJ Rutgers State University
	Series 1997 U,
	5.000% 05/01/14	500,000	507,910
Education Total			2,537,992
EDUCATION TOTAL			2,537,992
HEALTH CARE – 6.0%
Continuing Care Retirement – 1.6%
NJ Economic Development Authority
	Lutheran Social Ministries,
	Series 2005,
	5.100% 06/01/27	675,000	648,486
	Marcus L. Ward Home,
	Series 2004,
	5.750% 11/01/24	400,000	413,504
Continuing Care Retirement Total			1,061,990
Hospitals – 4.4%
NJ Economic Development Authority
	University of Medicine and Dentistry of New Jersey,
	Series 2000,
	Insured: AMBAC
	5.500% 06/01/09	315,000	328,573
NJ Health Care Facilities Financing Authority
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/18	575,000	580,296
	Hackensack University Medical Center:
	Series 1998 A,
	Insured: MBIA
	5.000% 01/01/18	500,000	504,710
	Series 2000:
	5.700% 01/01/11	500,000	525,835
	5.875% 01/01/15	500,000	522,500

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	South Jersey Hospital,
	Series 2006,
	5.000% 07/01/20	500,000	519,465
Hospitals Total			2,981,379
HEALTH CARE TOTAL			4,043,369
HOUSING – 1.2%
Multi-Family – 1.2%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing:
	Series 2000 B,
	Insured: FSA
	6.050% 11/01/17	165,000	171,720
	Series 2000 E-2,
	Insured: FSA
	5.750% 11/01/25	135,000	138,852
NJ Middlesex County Improvement Authority
	Student Housing Urban Renewal,
	Series 2004 A,
	5.000% 08/15/18	500,000	519,470
Multi-Family Total			830,042
HOUSING TOTAL			830,042
INDUSTRIAL – 0.5%
Oil & Gas – 0.5%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	300,000	306,657
Oil & Gas Total			306,657
INDUSTRIAL TOTAL			306,657
OTHER – 23.6%
Pool/Bond Bank – 1.4%
NJ Environmental Infrastructure Trust
	Series 1998,
	Insured: FGIC
	5.000% 04/01/12	500,000	511,785
NJ Monmouth County Improvement Authority
	Series 1995,
	Insured: FSA
	5.450% 07/15/13	305,000	308,797
	Series 2000,
	Insured: AMBAC
	5.000% 12/01/12	110,000	116,396
Pool/Bond Bank Total			936,978
Refunded/Escrowed(a) – 20.6%
NJ Atlantic County Improvement Authority
	Series 1985,
	Escrowed to Maturity,
	Insured: MBIA
	7.375% 07/01/10	170,000	180,989

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NJ Bayonne Municipal Utilities Authority
	Series 1997,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 01/01/12	500,000	526,150
NJ Burlington County Bridge Commissioner
	Series 2002,
	Pre-funded 08/15/12,
	5.250% 08/15/18	1,130,000	1,256,289
NJ Cherry Hill Township
	Series 1999,
	Pre-refunded 07/15/09,
	Insured: FGIC
	5.250% 07/15/19	500,000	522,590
NJ Delaware River and Bay Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	5.400% 01/01/14(b)	250,000	266,692
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	217,972
NJ Educational Facilities Authority
	Princeton University,
	Series 1999 B,
	Pre-refunded 07/01/09,
	5.125% 07/01/19	1,000,000	1,042,270
	Rowan University,
	Series 2000 B,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.250% 07/01/19	250,000	267,295
	Stevens Institute of Technology,
	Series 2002 C,
	Escrowed to Maturity
	5.000% 07/01/10	1,120,000	1,188,219
	William Patterson University,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.375% 07/01/21	500,000	536,055
NJ Environmental Infrastructure Trust
	Series 2000 A,
	Pre-refunded 09/01/10,
	5.250% 09/01/20	500,000	541,455
NJ Essex County Improvement Authority
	Lease Revenue,
	Series 2000,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.250% 10/01/11	500,000	537,790

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NJ Highway Authority
	Garden State Parkway:
	Series 1989,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,200,390
	Series 1999,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/17	300,000	321,384
NJ Monmouth County Improvement Authority
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: AMBAC
	5.000% 12/01/12	390,000	418,525
NJ Randolph Township School District
	Series 1998,
	Pre-refunded 08/01/08,
	Insured: FGIC
	5.000% 08/01/15	500,000	507,300
NJ State
	Certificates of Participation,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	561,355
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	5.375% 06/01/18	1,000,000	1,111,390
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series 1999 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.750% 06/15/15	1,000,000	1,177,090
NJ Trenton
	Series 2000,
	Pre-refunded 03/01/09,
	Insured: FGIC
	5.700% 03/01/19	250,000	262,093
NJ Turnpike Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	295,000	314,027
NJ Vernon Township Board of Education
	Series 1999,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.375% 12/01/19	300,000	317,553

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NJ West Deptford Township
	Series 2000,
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.500% 09/01/20	400,000	431,884
NJ West Orange Board of Education
	Certificates of Participation,
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.625% 10/01/29	250,000	266,807
Refunded/Escrowed Total			13,973,564
Tobacco – 1.6%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A,
	4.625% 06/01/26	750,000	655,110
	Series 2007,
	4.500% 06/01/23	460,000	427,151
Tobacco Total			1,082,261
OTHER TOTAL			15,992,803
OTHER REVENUE – 1.1%
Hotels – 1.1%
NJ Middlesex County Import Authority
	Heldrich Associates,
	Series 2005 A,
	5.000% 01/01/20	815,000	765,432
Hotels Total			765,432
OTHER REVENUE TOTAL			765,432
TAX-BACKED – 43.7%
Local Appropriated – 5.1%
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/23	1,000,000	1,133,780
NJ Camden County Improvement Authority
	Series 2006,
	Insured: AMBAC
	4.000% 09/01/21	1,140,000	1,141,858
NJ East Orange Board of Education
	Certificates of Participation,
	Series 1998,
	Insured: FSA
	(c)02/01/18	1,000,000	676,940
NJ Essex County Improvement Authority
	Series 1996,
	Insured: AMBAC
	5.000% 12/01/08	250,000	253,045
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.500% 08/01/17	250,000	271,633
Local Appropriated Total			3,477,256

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – 18.8%
NJ Board of Education
	Tom Rivers School District,
	Series 2007,
	Insured: MBIA
	4.500% 01/15/20	500,000	528,295
NJ Cherry Hill Township
	Series 1999 B,
	5.250% 07/15/11	500,000	546,580
NJ Flemington Raritan Regional School District
	Series 2000,
	InsurFed: FGIC
	5.700% 02/01/15	400,000	464,884
NJ Freehold Regional High School District
	Series 2001,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,327,802
NJ Greenwich Township Board of Education
	Series 1998,
	Insured: FSA:
	5.000% 01/15/13	165,000	165,328
	5.000% 01/15/14	250,000	250,498
NJ Kearny
	Series 1997,
	Insured: FGIC
	5.250% 02/15/08	600,000	600,768
NJ Manalapan Englishtown Regional Board of Education
	Series 2004,
	Insured: FGIC
	5.750% 12/01/20	1,325,000	1,564,825
NJ Mercer County Improvement Authority
	Series 1998 B,
	Insured: FGIC
	5.000% 02/15/14	250,000	252,950
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.000% 08/01/12	500,000	535,515
	Series 1998,
	5.000% 10/01/09	500,000	524,540
NJ Parsippany-Troy Hills Township
	Series 1997,
	Insured: MBIA
	5.000% 12/01/15	500,000	510,890

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NJ Passaic County
	Series 2003,
	Insured: FSA
	5.200% 09/01/16	1,500,000	1,728,075
NJ Summit
	Series 2001,
	5.250% 06/01/16	1,205,000	1,389,052
NJ Union County
	General Improvement,
	Series 1999,
	5.125% 02/01/16	250,000	261,337
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA:
	5.250% 01/01/26	1,330,000	1,513,593
	5.250% 01/01/28	500,000	567,440
Local General Obligations Total			12,732,372
Special Non-Property Tax – 5.1%
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(c)12/15/17	3,000,000	2,021,310
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	750,000	741,188
	Series 2004,
	Insured: MBIA
	(c)07/01/21	1,255,000	672,027
Special Non-Property Tax Total			3,434,525
Special Property Tax – 0.6%
NJ Economic Development Authority
	Series 2007
	5.125% 06/15/27	400,000	397,304
Special Property Tax Total			397,304
State Appropriated – 12.1%
NJ Economic Development Authority
	Series 2000,
	Insured: AMBAC
	5.250% 06/15/08	250,000	252,932
	Series 2001 C,
	Insured: AMBAC
	5.500% 06/15/12	500,000	555,455
	Series 2005 A,
	Insured: FSA
	5.000% 03/01/19	2,000,000	2,173,840
NJ Educational Facilities Authority
	Series 2001 A,
	5.000% 03/01/15	1,855,000	1,977,764

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
NJ Sports & Exposition Authority
	Series 2000 C,
	5.000% 03/01/11	500,000	535,717
NJ Transportation Trust Fund Authority
	Series 1999 A,
	5.625% 06/15/12	400,000	444,668
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,136,020
	Series 2005 B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,118,230
State Appropriated Total			8,194,626
State General Obligations – 2.0%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,
	5.000% 07/01/30(d)	1,000,000	1,037,620
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA
	6.000% 07/01/16	250,000	289,880
State General Obligations Total			1,327,500
TAX-BACKED TOTAL			29,563,583
TRANSPORTATION – 3.8%
Toll Facilities – 2.1%
NJ Turnpike Authority
	Series 2004 B,
	Insured: AMBAC
	(e) 01/01/35 (5.150% 01/01/15)	500,000	363,470
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	1,000,000	1,085,060
Toll Facilities Total			1,448,530

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 1.7%
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	1,000,000	1,128,900
Transportation Total			1,128,900
TRANSPORTATION TOTAL			2,577,430
UTILITIES – 10.6%
Municipal Electric – 1.6%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 DD,
	Insured: FSA
	5.250% 07/01/15	250,000	257,035
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	827,985
Municipal Electric Total			1,085,020
Water & Sewer – 9.0%
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: FSA
	5.750% 01/01/16	1,000,000	1,174,770
NJ Jersey City Municipal Utilities Authority
	Series 2007 ,
	Insured: FGIC
	5.250% 01/01/19	1,000,000	1,125,690
NJ North Hudson Sewerage Authority
	Sewer Revenue,
	Series 2006 A,
	Insured: MBIA
	5.125% 08/01/17	600,000	681,912
NJ North Jersey District Water Supply Commission
	Series 1997 A,
	Insured: MBIA
	5.000% 11/15/10	500,000	505,990
NJ Ocean County Utilities Authority
	Wastewater Revenue,
	Series 2001,
	5.250% 01/01/18	1,000,000	1,073,350
NJ Rahway Valley Sewerage Authority
	Series 2005 A,
	Insured: MBIA
	(c)09/01/25	1,000,000	419,210

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
NJ Southeast Morris County Municipal Utilities Authority
	Series 2001,
	Insured: MBIA
	5.000% 01/01/10	1,055,000	1,108,087
Water & Sewer Total			6,089,009
UTILITIES TOTAL			7,174,029

	Total Municipal Bonds (cost of $61,064,676)		63,791,337

		Shares
Investment Company – 0.2%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.010%)	101,705	101,705

	Total Investment Company (cost of $101,705)		101,705

		Par ($)
Short-Term Obligations – 5.3%
VARIABLE RATE DEMAND NOTES(f) – 5.3%
FL Pinellas County Health Facilities Authority
	All Children’s Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	4.500% 12/01/15	400,000	400,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital:
	Series 2000 B-1,
	SPA: Morgan Guaranty Trust
	2.050% 08/15/29	400,000	400,000
	Series 2001 1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	2.050% 08/15/31	180,000	180,000
TX Harris County Health Facilities Development Corp.
	Texas Children’s Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	2.500% 10/01/29	1,600,000	1,600,000
	Texas Medical Center,
	Series 2006,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	2.650% 05/01/35	600,000	600,000

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(e) – (continued)
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JPMorgan Chase Bank
	1.900% 07/01/37	300,000	300,000
WY Uinta County
	Chevron Corp.,
	Series 1993,
	2.000% 08/15/20	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			3,580,000

	Total Short-Term Obligations (cost of $3,580,000)		3,580,000

	Total Investments – 99.8% (cost of $64,746,381)(g)(h)		67,473,042

	Other Assets & Liabilities, Net – 0.2%		159,972

	Net Assets – 100.0%		67,633,014

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2008, the total market value of securities pledged amounted to $53,338.

(c)	Zero coupon bond.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2008.

11

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2008.

(g)	Cost for federal income tax purposes is $64,726,346.

(h)	Unrealized appreciation and depreciation at January 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$2,931,001	$(184,305)	$2,746,696

At January 31, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	17	$1,984,219	$1,984,164	Mar-2008	$(55)

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand by Purchase Agreement

12

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 96.3%
EDUCATION – 10.2%
Education – 9.5%
NY Dormitory Authority
	Barnard College,
	Series 2007 A,
	Insured: FGIC
	5.000% 07/01/18	1,745,000	1,943,023
	Brooklyn Law School,
	Series 2003 A,
	Insured: RAD
	5.250% 07/01/10	500,000	520,920
	Mount Sinai School of Medicine,
	Series 1995 B,
	Insured: MBIA
	5.700% 07/01/11	995,000	1,036,452
	New York University:
	Series 1998 A,
	Insured: MBIA:
	5.750% 07/01/20	2,000,000	2,375,480
	6.000% 07/01/17	2,475,000	2,981,979
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,389,232
	Series 2001 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	964,962
	St. John’s University,
	Series 2007 C,
	Insured: MBIA
	5.250% 07/01/22	2,000,000	2,264,760
NY Dutchess County Industrial Development Agency
	Bard Collage,
	Series 2007,
	5.000% 08/01/20	375,000	401,947
NY Oneida County Industrial Development Agency
	Hamilton College,
	Series 2007 A,
	Insured: MBIA:
	(a) 07/01/18	500,000	329,035
	(a) 07/01/20	1,000,000	589,770
Education Total			14,797,560

1

		Par ($)	Value ($)*
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 0.7%
NY New York City Industrial Development Agency
	Trinity Episcopal School Corp.,
	Series 1997,
	Insured: MBIA
	5.250% 06/15/17	1,000,000	1,022,070
Prep School Total			1,022,070
EDUCATION TOTAL			15,819,630
HEALTH CARE – 9.6%
Continuing Care Retirement – 0.2%
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	335,000	314,398
Continuing Care Retirement Total			314,398
Hospitals – 8.2%
NY Albany Industrial Development Agency
	Saint Peter’s Hospital,
	Series 2008 E,
	5.250% 11/15/22	500,000	509,155
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Insured: FHA
	4.600% 08/15/27	2,000,000	1,933,860
	Long Island Jewish Medical Center,
	Series 2003,
	5.000% 05/01/11	820,000	876,424
	New York Methodist Hospital,
	Series 2004,
	5.250% 07/01/24	1,000,000	1,015,730
	North Shore Long Island Jewish Health:
	Series 2006 A,
	5.000% 11/01/19	1,000,000	1,050,530
	Series 2007 A,
	5.000% 05/01/24	1,310,000	1,343,064
	Presbyterian Hospital,
	Series 2007,
	Insured: FSA
	5.250% 08/15/23	250,000	267,078
	White Plains Hospital,
	Series 2004,
	Insured: FHA
	4.625% 02/15/18	635,000	677,380
NY Madison County Industrial Development Agency
	Oneida Health Systems, Inc.,
	Series 2007,
	5.250% 02/01/27	675,000	660,710
NY Monroe County Industrial Development Agency
	Series 2005,
	5.000% 08/01/22	700,000	708,288

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
NY New York City Health & Hospital Corp.
	Series 2003 A,
	Insured: AMBAC
	5.000% 02/15/11	2,000,000	2,141,360
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	485,000	510,244
	Series 2007 B:
	5.000% 12/01/22	500,000	508,125
	5.125% 12/01/27	500,000	499,040
Hospitals Total			12,700,988
Nursing Homes – 1.2%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center, Inc.,
	Series 2007,
	4.875% 01/01/13	500,000	496,215
NY Dormitory Authority
	AIDS Long Term Health Care Facility,
	Series 2005,
	Insured: SONYMA
	5.000% 11/01/12	500,000	528,830
	Gurwin Nursing Home,
	Series 2005 A,
	Insured: FHA
	4.400% 02/15/20	895,000	923,139
Nursing Homes Total			1,948,184
HEALTH CARE TOTAL			14,963,570
HOUSING – 0.9%
Single-Family – 0.9%
NY Mortgage Agency Revenue
	Series 2000 96,
	5.200% 10/01/14	370,000	373,870
	Series 2005 128,
	4.350% 10/01/16	1,000,000	1,060,260
Single-Family Total			1,434,130
HOUSING TOTAL			1,434,130
OTHER – 24.7%
Other – 0.8%
NY New York City Industrial Development Agency
	United Jewish Appeal,
	Series 2004 A,
	5.000% 07/01/27	625,000	649,994

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Other – (continued)
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	500,000	518,110
Other Total			1,168,104
Refunded/Escrowed(b) – 23.3%
NY Dormitory Authority
	City University Systems Consolidated 4th Generation,
	Series 2001 A,
	Pre-refunded 07/01/11,
	Insured: FGIC
	5.500% 07/01/16	2,280,000	2,508,114
	Columbia University,
	Series 2002 B,
	Pre-refunded 07/01/12,
	5.375% 07/01/15	1,000,000	1,115,940
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 07/01/25	3,750,000	1,742,325
	University Dormitory Facilities:
	Series 2000 A,
	Pre-refunded 07/01/10,
	6.000% 07/01/30	1,000,000	1,096,430
	Series 2002,
	Pre-refunded 07/01/12,
	5.375% 07/01/19	1,130,000	1,260,018
NY Environmental Facilities Corp.
	New York City Municipal Water,
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/12	1,815,000	2,051,549
NY Long Island Power Authority
	Electric Systems,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/13	2,000,000	2,278,520
	Series 2003 C,
	Pre-refunded 09/01/13,
	5.500% 09/01/21	1,000,000	1,144,580
NY Metropolitan Transportation Authority
	Series 1996 A,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.500% 04/01/16	1,000,000	1,082,280
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,271,320
	Transportation Facilities,
	Series 1999 A,
	Pre-refunded 07/01/09,
	6.000% 07/01/19	2,000,000	2,110,280

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(b) – (continued)
NY New York City Transitional Finance Authority
	Series 2000 C,
	Pre-refunded 05/01/10,
	5.500% 11/01/29	3,000,000	3,239,100
NY New York
	Series 2003 J,
	Pre-refunded 06/01/13,
	5.500% 06/01/16	1,085,000	1,235,782
NY Onondaga County
	Series 1992,
	Economically Defeased to Maturity,
	5.875% 02/15/10	285,000	305,295
NY Thruway Authority
	Highway & Bridge Trust Fund,
	Series 2000 B-1:
	Escrowed to Maturity,
	Insured: FGIC
	5.500% 04/01/10	1,535,000	1,638,858
	Pre-refunded 04/01/10,
	Insured: FGIC
	5.750% 04/01/16	2,000,000	2,164,880
	Second General Highway & Bridge,
	Series 2003 A,
	Pre-refunded 04/01/13,
	Insured: MBIA
	5.250% 04/01/17	1,750,000	1,966,037
NY Triborough Bridge & Tunnel Authority
	Series 1991 X,
	Escrowed to Maturity,
	6.625% 01/01/12	300,000	338,250
	Series 1992 Y,
	Escrowed to Maturity:
	5.500% 01/01/17	2,000,000	2,267,680
	6.000% 01/01/12	750,000	810,968
	Series 1999 B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,327,900
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 09/01/20	2,210,000	1,327,812
Refunded/Escrowed Total			36,283,918

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 0.6%
PR Commonwealth of Puerto Rico
	Children’s Trust Fund,
	Series 2002,
	5.000% 05/15/08	1,000,000	1,003,430
Tobacco Total			1,003,430
OTHER TOTAL			38,455,452
OTHER REVENUE – 0.7%
Recreation – 0.7%
NY New York City Industrial Development Agency
	YMCA of Greater New York,
	Series 2006,
	5.000% 08/01/26	1,000,000	1,019,420
Recreation Total			1,019,420
OTHER REVENUE TOTAL			1,019,420
RESOURCE RECOVERY – 1.0%
Disposal – 1.0%
NY Hempstead Town Industrial Development Authority
	America Fuel Co.,
	Series 2001,
	5.000% 12/01/10	1,500,000	1,508,115
Disposal Total			1,508,115
RESOURCE RECOVERY TOTAL			1,508,115
TAX-BACKED – 39.1%
Local Appropriated – 1.0%
NY Dormitory Authority
	Court Facilities,
	Series 2003 A,
	5.250% 05/15/11	1,500,000	1,625,850
Local Appropriated Total			1,625,850
Local General Obligations – 15.6%
NY Albany County
	Series 2006,
	Insured: XLCA
	4.125% 09/15/20	1,000,000	1,015,430
NY Monroe County Public Improvement
	Series 1992,
	Insured: MBIA
	6.100% 03/01/09	15,000	15,047
	Series 1996,
	Insured: MBIA
	6.000% 03/01/16	1,210,000	1,445,793
NY New York City
	Series 1998 F,
	Insured: MBIA
	(a) 08/01/08	2,060,000	2,037,525

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 1998 G,
	Insured: MBIA
	(a) 08/01/08	2,500,000	2,472,725
	Series 2001 F,
	5.000% 08/01/09	1,000,000	1,042,710
	Series 2003 J,
	5.500% 06/01/16	165,000	183,361
	Series 2004 B,
	5.250% 08/01/15	2,000,000	2,212,060
	Series 2005 G,
	5.250% 08/01/16	500,000	561,935
	Series 2006 J,
	5.000% 06/01/17	1,350,000	1,478,750
	Series 2007 C,
	4.250% 01/01/27	800,000	756,144
	Series 2007 D,
	5.000% 02/01/24	2,000,000	2,095,960
	Series D-1,
	5.000% 12/01/21	2,000,000	2,139,500
NY Onondaga County
	Series 1992,
	5.875% 02/15/10(c)	215,000	230,858
NY Orange County
	Series 2005 A,
	5.000% 07/15/18	1,500,000	1,696,125
NY Orleans County
	Series 1989,
	6.500% 09/15/08	100,000	102,660
NY Red Hook Central School District
	Series 2002,
	Insured: FSA
	5.125% 06/15/17	890,000	966,771
NY Rensselaer County
	Series 1998 A,
	Insured: AMBAC
	5.250% 06/01/11	545,000	593,451
NY Sachem Central School District of Holbrook
	Series 2006,
	Insured: FGIC
	4.250% 10/15/24	1,000,000	1,008,650
NY Somers Central School District
	Series 2006,
	Insured: MBIA:
	4.000% 12/01/21	500,000	506,395
	4.000% 12/01/22	500,000	502,990
NY Three Village Central School District
	Series 2005,
	Insured: FGIC
	5.000% 06/01/18	1,000,000	1,110,560
Local General Obligations Total			24,175,400

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – 8.0%
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,148,560
NY Environmental Facilities Corp.
	Series 2004 A,
	Insured: FGIC
	5.000% 12/15/24	2,000,000	2,104,320
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,540,000	4,003,811
	Series 2003 A-2,
	5.000% 04/01/09	1,000,000	1,034,630
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/18	800,000	906,696
NYThruway Authority
	Series 2007,
	5.000% 03/15/22	1,000,000	1,087,510
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2006 BB,
	Insured: FSA
	5.250% 07/01/22	1,000,000	1,112,650
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: FGIC
	5.500% 07/01/21	1,000,000	1,090,890
Special Non-Property Tax Total			12,489,067
Special Property Tax – 0.4%
NY New York City Industrial Development Agency
	Series 2006,
	Insured: AMBAC
	5.000% 01/01/23	625,000	648,650
Special Property Tax Total			648,650
State Appropriated – 13.4%
NY Dormitory Authority
	4201 Schools Program,
	Series 2000,
	6.250% 07/01/20	1,685,000	1,824,484
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(d)	1,500,000	1,628,205
	Consolidated 2nd Generation,
	Series 2000 A,
	Insured: AMBAC
	6.125% 07/01/13	2,000,000	2,174,700

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Consolidated 3rd Generation,
	Series 2003 1,
	5.250% 07/01/11	1,000,000	1,087,450
	Series 1993 A,
	5.250% 05/15/15	2,000,000	2,214,640
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/21	1,000,000	1,146,260
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,250,000	1,482,438
NY Housing Finance Agency
	Series 2003 K,
	5.000% 03/15/10	1,485,000	1,559,220
NY Thruway Authority
	Local Highway & Bridge:
	Series 2001,
	5.250% 04/01/11	2,000,000	2,170,520
	Series 2002,
	5.250% 04/01/09	1,500,000	1,555,725
NY Urban Development Corp.
	Series 2002 A,
	5.000% 01/01/17	2,000,000	2,117,760
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27(d)	1,675,000	1,782,719
State Appropriated Total			20,744,121
State General Obligations – 0.7%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,
	5.000% 07/01/30(d)	1,000,000	1,037,620
State General Obligations Total			1,037,620
TAX-BACKED TOTAL			60,720,708
TRANSPORTATION – 4.9%
Ports – 1.0%
NY Port Authority of New York & New Jersey
	Series 2004,
	Insured: XLCA
	5.000% 09/15/28	1,500,000	1,551,510
Ports Total			1,551,510

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – 1.8%
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2005 A,
	Insured: MBIA
	5.000% 04/01/22	500,000	525,135
NY Triborough Bridge & Tunnel Authority
	Series 2006 A,
	5.000% 11/15/19	2,000,000	2,206,720
Toll Facilities Total			2,731,855
Transportation – 2.1%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/24	750,000	845,107
	Series 2005 C,
	5.000% 11/15/16	750,000	831,330
	Series 2006 B,
	5.000% 11/15/16	1,500,000	1,662,660
Transportation Total			3,339,097
TRANSPORTATION TOTAL			7,622,462
UTILITIES – 5.2%
Municipal Electric – 3.3%
NY Long Island Power Authority
	Series 2003 A,
	5.000% 06/01/09	2,000,000	2,073,400
	Series 2006 F,
	Insured: MBIA
	4.000% 05/01/21	1,500,000	1,447,905
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,110,960
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	551,990
Municipal Electric Total			5,184,255
Oil & Gas – 0.5%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	750,000	766,643
Oil & Gas Total			766,643
Water & Sewer – 1.4%
NY Environmental Facilities Corp.
	New York City Municipal Water,
	Series 1994 2,
	5.750% 06/15/12	185,000	208,711

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
NY Western Nassau County Water Authority
	Series 2005,
	Insured: AMBAC
	5.000% 05/01/22	1,765,000	1,870,353
Water & Sewer Total			2,079,064
UTILITIES TOTAL			8,029,962

	Total Municipal Bonds (cost of $142,837,380)		149,573,449

		Shares
Investment Company – 1.0%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.010%)	1,603,453	1,603,453

	Total Investment Company (cost of $1,603,453)		1,603,453

		Par ($)
Short-Term Obligations – 2.1%
VARIABLE RATE DEMAND NOTES – 2.1%(e)
NY Dormitory Authority
	Mental Health Services Facilities,
	Series 2004 2C,
	Insured: FSA,
	SPA: Dexia Credit Local,
	1.810% 02/15/21	200,000	200,000
NY Jay Street Development Corp.
	Series 2003 A-4,
	LOC: DEPFA Bank PLC
	1.900% 05/01/22	200,000	200,000
NY New York City
	Series 1993 A-7,
	LOC: Morgan Guaranty Trust
	1.900% 08/01/20	100,000	100,000
	Series 1993 C,
	LOC: JPMorgan Chase Bank,
	1.800% 10/01/23	200,000	200,000
	Series 1994 H-2,
	Insured: MBIA,
	SPA: Wachovia Bank N.A.
	1.950% 08/01/13	1,900,000	1,900,000
	Series 2001 A-6,
	Insured: FSA,
	SPA: Dexia Credit Local
	1.900% 11/01/26	400,000	400,000
	Series 2004 H-4,
	LOC: Bank of New York
	1.900% 03/01/34	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL			3,200,000

	Total Short-Term Obligations (cost of $3,200,000)		3,200,000

11

Total Investments – 99.4% (cost of $147,640,833)(f)(g)	$154,376,902

Other Assets & Liabilities, Net – 0.6%	1,002,568

Net Assets – 100.0%	$155,379,470

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(c)	The security or a portion of the security is pledged as collateral for open futures contracts. At January 31, 2008, the total market value of securities pledged amounted to $161,063.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2008.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2008.

(f)	Cost for federal income tax purposes is $147,589,836.

(g)	Unrealized appreciation and depreciation at January 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,089,389	$(302,323)	$6,787,066

At January 31, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	39	$4,552,031	$4,551,904	Mar-2008	$(127)

12

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

13

INVESTMENT PORTFOLIO
January 31, 2008 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.1%
EDUCATION – 16.8%
Education – 16.0%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	360,000	381,042
	5.375% 10/01/13	1,550,000	1,646,348
	5.500% 10/01/14	350,000	372,964
RI Health & Educational Building Corp.
	Higher Education Facility:
	Brown University:
	Series 2004 D,
	Insured: XLCA
	5.500% 08/15/16	1,340,000	1,473,866
	Series 2007,
	5.000% 09/01/18	1,000,000	1,125,800
	Johnson & Wales:
	Series 1999,
	Insured: MBIA:
	5.500% 04/01/15	1,000,000	1,144,150
	5.500% 04/01/17	1,000,000	1,147,850
	5.500% 04/01/18	1,420,000	1,632,659
	Series 2003,
	Insured: XLCA
	5.250% 04/01/16	1,485,000	1,572,570
	New England Institute,
	Series 2007,
	Insured: AMBAC
	4.500% 03/01/26	500,000	489,680
	Providence College,
	Series 2003 A,
	Insured: XLCA
	5.000% 11/01/24	2,500,000	2,520,925
	Roger Williams,
	Series 1998,
	Insured: AMBAC
	5.125% 11/15/14	1,000,000	1,037,940
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/15/13	1,040,000	1,139,622
	Series 2004 A,
	Insured: AMBAC
	5.250% 09/15/20	1,020,000	1,104,262
	Series 2004 D,
	Insured: XLCA
	5.500% 08/15/17	1,345,000	1,469,587
	University of Rhode Island,
	Series 1999,
	Insured: FSA
	5.000% 11/01/19	750,000	781,290
Education Total			19,040,555

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 0.8%
RI Health & Educational Building Corp.
	Educational Institution Revenue,
	Times2 Academy,
	Series 2004,
	LOC: Citizens Bank
	5.000% 12/15/24	1,000,000	1,030,420
Prep School Total			1,030,420
EDUCATION TOTAL			20,070,975
HEALTH CARE – 1.9%
Hospitals – 1.9%
RI Health & Educational Building Corp.
	Hospital Foundation,
	Lifespan Obligated Group:
	Series 2002 A,
	Insured: FSA
	5.000% 05/15/26	2,000,000	2,065,620
	Series 2002,
	6.375% 08/15/21	205,000	220,303
Hospitals Total			2,285,923
HEALTH CARE TOTAL			2,285,923
HOUSING – 0.3%
Multi-Family – 0.3%
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing:
	Series 1995 A,
	Insured: AMBAC
	6.150% 07/01/17	85,000	85,135
	Series 1997 A,
	Insured: AMBAC
	5.600% 07/01/10	215,000	219,723
RI Providence Housing Development Corp.
	Mortgage Revenue,
	Section 8, Barbara Jordan Apartments,
	Series 1994 A,
	Insured: MBIA
	6.500% 07/01/09	30,000	30,517
Multi-Family Total			335,375
HOUSING TOTAL			335,375
OTHER – 23.6%
Pool/Bond Bank – 3.1%
RI Clean Water Finance Agency Water Pollution Control
	Revolving Fund Pooled Loan:
	Series 2006 A,
	4.500% 10/01/22	1,000,000	1,034,040
	Series 2007 A,
	4.750% 10/01/21	1,000,000	1,072,270

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
RI Clean Water Protection Finance Agency
	Water Pollution Control Revenue, Revolving Fund,
	Pooled Loan Association:
	Series 1999 A,
	Insured: AMBAC
	5.250% 10/01/16	500,000	520,125
	Series 2004 A,
	4.750% 10/01/23	1,000,000	1,039,300
Pool/Bond Bank Total			3,665,735
Refunded/Escrowed(a) – 19.2%
RI Consolidated Capital Development Loan
	Series 1999 A,
	Pre-refunded 09/01/09,
	Insured: FGIC
	5.500% 09/01/15	2,000,000	2,124,560
RI Depositors Economic Protection Corp.
	Special Obligation:
	Series 1993 A:
	Escrowed to Maturity:
	Insured: FSA:
	5.750% 08/01/14	1,000,000	1,139,670
	5.750% 08/01/21	2,165,000	2,615,298
	Insured: MBIA
	5.875% 08/01/11	2,500,000	2,782,250
	Pre-refunded 08/01/13,
	Insured: FSA
	5.750% 08/01/14	2,105,000	2,390,375
	Series 1993 B:
	Escrowed to Maturity,
	Insured: MBIA
	5.800% 08/01/12	1,000,000	1,132,710
	Pre-refunded 02/01/11,
	Insured: MBIA
	5.250% 08/01/21	250,000	270,150
RI Health & Educational Building Corp.
	Higher Education Facility, University of Rhode Island,
	Series 2000 B,
	Pre-refunded 09/15/10,
	Insured: AMBAC:
	5.500% 09/15/20	2,000,000	2,176,620
	5.700% 09/15/30	2,250,000	2,460,060
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 08/15/12,
	6.375% 08/15/21	1,295,000	1,498,678
RI North Kingstown
	Pre-refunded 10/01/09,
	Insured: FGIC:
	5.600% 10/01/16	995,000	1,061,158
	5.750% 10/01/19	500,000	534,465
RI Providence Plantations
	Consolidated Capital Development Loan,
	Series 2001C,
	Economically Defeased to Maturity,
	5.000% 09/01/11	2,000,000	2,169,380

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
RI South Kingstown
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: FGIC
	6.250% 06/15/19	500,000	550,185
Refunded/Escrowed Total			22,905,559
Tobacco – 1.3%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue, Asset Backed,
	Series 2002 A,
	6.000% 06/01/23	1,500,000	1,514,355
Tobacco Total			1,514,355
OTHER TOTAL			28,085,649
TAX-BACKED – 42.3%
Local Appropriated – 11.8%
RI Health & Educational Building Corp.
	Series 2006 A,
	Insured: FSA
	5.000% 05/15/23	2,000,000	2,126,740
	Series 2007 A,
	Insured: FSA
	5.000% 05/15/22	2,000,000	2,160,220
	Series 2007 C,
	Insured: FSA
	5.000% 05/15/21	3,000,000	3,246,660
RI Providence Public Building Authority
	School & Public Facilities Project:
	Series 1996 A,
	Insured: FSA
	5.400% 12/15/11	500,000	506,200
	Series 1998 A,
	Insured: FSA
	5.250% 12/15/14	1,500,000	1,564,815
	Series 1999 A,
	Insured: AMBAC:
	5.125% 12/15/14	500,000	530,630
	5.375% 12/15/11	2,035,000	2,174,397
RI Smithfield
	Lease Participation Certificates,
	Wastewater Treatment Facility Loan,
	Series 2003 A,
	Insured: MBIA:
	5.000% 11/15/11	810,000	876,639
	5.000% 11/15/12	855,000	933,027
Local Appropriated Total			14,119,328

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – 15.8%
AK North Slope Borough
	Capital Appreciation,
	Series 2000 B,
	Insured: MBIA
	(b) 06/30/09	2,000,000	1,934,080
IL Will County
	Community Unit School District,
	Number 365 U Valley View,
	Series 1999 B,
	Insured: FSA
	(b) 11/01/10	2,000,000	1,864,680
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	75,000	76,307
RI City of Cranston
	Series 2005,
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,482,236
RI Coventry
	Series 2002,
	Insured: AMBAC:
	5.000% 06/15/21	750,000	805,305
	5.000% 06/15/22	750,000	799,995
RI Exeter West Greenwich Regional School District
	Series 1997,
	Insured: MBIA
	5.400% 11/15/10	1,000,000	1,012,310
RI Johnston
	Series 2004,
	Insured: XLCA
	5.250% 06/01/19	525,000	557,807
	Series 2005,
	Insured: FSA:
	4.750% 06/01/21	390,000	412,885
	4.750% 06/01/22	405,000	426,489
	4.750% 06/01/23	425,000	445,341
	4.750% 06/01/24	445,000	464,282
	4.750% 06/01/25	460,000	478,156
	Various Purpose,
	Series 2004,
	Insured: XLCA
	5.250% 06/01/20	555,000	585,880
RI Providence
	Series 1997,
	Insured: FSA
	5.450% 01/15/10	500,000	503,735
	Series 2001 C,
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,107,709

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
RI Warwick
	Series 1998 A,
	Insured: FGIC:
	5.000% 03/01/15	1,180,000	1,205,689
	5.000% 03/01/16	1,205,000	1,231,233
RI Woonsocket
	Series 2005,
	Insured: AMBAC
	4.250% 03/01/25	550,000	536,145
WA Seattle
	Series 1998 E,
	Insured: FSA
	(b) 12/15/12	1,000,000	864,120
Local General Obligations Total			18,794,384
Special Non-Property Tax – 2.8%
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C:
	Insured: AMBAC
	5.500% 07/01/23	1,000,000	1,083,560
	Insured: FGIC
	5.500% 07/01/21	1,085,000	1,183,616
RI Convention Center Authority Revenue
	Series 2005 A,
	Insured: FSA
	5.000% 05/15/23	1,005,000	1,062,084
Special Non-Property Tax Total			3,329,260
State Appropriated – 4.5%
RI & Providence Plantations
	Certificates of Participation,
	Central Power Plants Project,
	Series 2000 C,
	Insured: MBIA
	5.375% 10/01/20	1,000,000	1,077,710
RI Economic Development Corp.
	Economic Development Revenue,
	East Greenwich Free Library Association,
	Series 2004:
	4.500% 06/15/09	140,000	140,133
	4.500% 06/15/14	245,000	245,728
	5.750% 06/15/24	415,000	420,918
RI Health & Educational Building Corp.
	Public Schools Financing Program,
	Series 2007 A,
	Insured: FSA
	5.000% 05/15/19	1,970,000	2,168,517
	Series 2007 B,
	Insured: AMBAC
	4.250% 05/15/19	250,000	257,007

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
RI Providence Public Building Authority
	State Public Project,
	Series 1998 A,
	Insured: AMBAC
	5.250% 02/01/10	1,000,000	1,012,210
State Appropriated Total			5,322,223
State General Obligations – 7.4%
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(b) 07/01/14	3,500,000	2,840,565
	6.000% 07/01/16	250,000	289,880
	Series 2006 A,
	5.250% 07/01/23	250,000	254,068
RI & Providence Plantations
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/17	2,000,000	2,231,440
	Series 2006 A,
	Insured: FSA
	4.500% 08/01/20	2,000,000	2,101,480
	Series 2006 C,
	Isured: MBIA
	5.000% 11/15/18	1,000,000	1,106,610
State General Obligations Total			8,824,043
TAX-BACKED TOTAL			50,389,238
TRANSPORTATION – 4.5%
Airports – 2.4%
RI Economic Development Corp. Airport
	Series 1998 B,
	Insured: FSA:
	5.000% 07/01/15	1,620,000	1,652,254
	5.000% 07/01/18	500,000	508,945
	5.000% 07/01/23	685,000	696,275
Airports Total			2,857,474

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 2.1%
RI Economic Development Corp.
	Grant Anticipation Note,
	Rhode Island Department Transportation,
	Series 2003 A,
	Insured: FSA
	5.000% 06/15/14	2,225,000	2,445,720
Transportation Total			2,445,720
TRANSPORTATION TOTAL			5,303,194
UTILITIES – 8.7%
Municipal Electric – 1.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 EE,
	Insured: MBIA
	5.250% 07/01/15	500,000	512,520
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	827,985
Municipal Electric Total			1,340,505
Oil & Gas – 0.5%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	600,000	613,314
Oil & Gas Total			613,314
Water & Sewer – 7.1%
RI Bristol County Water Authority Revenue
	Series 1997 A,
	Insured: MBIA
	5.000% 07/01/16	500,000	505,895
RI Clean Water Protection Finance Agency
	Safe Drinking Water Revolving,
	Series 2004 A,
	Insured: MBIA
	5.000% 10/01/18	1,000,000	1,089,080
RI Kent County Water Authority
	Series 2002 A,
	Insured: MBIA:
	5.000% 07/15/15	750,000	807,698
	5.000% 07/15/16	1,265,000	1,362,316
RI Narragansett Bay Commission Wastewater System Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/26	2,500,000	2,606,300

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
RI Narragansett Bay Commission
	Series 2007 A,
	5.000% 02/01/32	2,000,000	2,076,340
Water & Sewer Total			8,447,629
UTILITIES TOTAL			10,401,448

	Total Municipal Bonds (cost of $111,955,021)		116,871,802

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 3.010%)	5116	5116

	Total Investment Company (cost of $5,116)		5,116

		Par ($)
Short-Term Obligations – 1.2%
VARIABLE RATE DEMAND NOTES (c) – 1.2%
FL Orange County School Board
	Series 2007 C,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.900% 08/01/22	600,000	600,000
FL Pinellas County Health Facilities Authority
	All Children’s Hospital,
	Series 1985,
	Insured: AMBAC,
	SPA: Wachovia Bank N.A.
	4.500% 12/01/15	400,000	400,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital,
	Series 2000 B-1,
	SPA: Morgan Guaranty Trust
	2.050% 08/15/29	300,000	300,000
TX Harris County Health Facilities Development Corp.
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JPMorgan Chase Bank
	1.900% 07/01/37	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			1,400,000

	Total Short-Term Obligations (cost of $1,400,000)		1,400,000

9

Total Investments – 99.3% (cost of $113,360,137)(d)(e)	$118,276,918

Other Assets & Liabilities, Net – 0.7%	891,774

Net Assets – 100.0%	$119,168,692

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open –end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at January 31, 2008.

(d)	Cost for federal income tax purposes is $113,303,179.

(e)	Unrealized appreciation and depreciation at January 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,143,820	$(170,081)	$4,973,739

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

10

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	March 26, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	March 26, 2008